    As filed with the Securities and Exchange Commission on December 19, 2001
                           Registration No. 333-73146


================================================================================


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[X]  Pre-Effective Amendment No. 2        [ ] Post-Effective Amendment No. _____


                        (Check appropriate box or boxes)

--------------------------------------------------------------------------------

                Exact name of Registrant as Specified in Charter:

                         THE HARTFORD MUTUAL FUNDS, INC.

                     Address of Principal Executive Offices:
                                  P.O. Box 2999
                        Hartford, Connecticut 06104-2999

                  Registrant's Telephone Number: (860) 297-6443


  Name and Address of Agent for Service:                  Copy to:
            Kevin J. Carr, Esq.                  Kathleen L. Prudhomme, Esq.
            Investment Law Unit                     Dorsey & Whitney LLP
The Hartford Financial Services Group, Inc.              Suite 1500
           55 Farmington Avenue                     50 South Sixth Street
        Hartford, Connecticut 06105             Minneapolis, Minnesota 55402



                  Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.


--------------------------------------------------------------------------------

The title of the securities being registered is shares of common stock.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 333-02381, 811-07589) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 2000 was filed on January 9, 2001. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine. This Registration Statement shall hereafter become effective in accordance with the provisions of Section 8(a) of the Securities Act of 1933.


================================================================================

                                THE FORTIS FUNDS

                       FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                          FORTIS GROWTH & INCOME FUND
                          FORTIS HIGH YIELD PORTFOLIO
                     FORTIS INTERNATIONAL EQUITY PORTFOLIO
                               FORTIS MONEY FUND

              (EACH A SERIES OF HARTFORD-FORTIS SERIES FUND, INC.)


                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                                MAILING ADDRESS:
                                 P.O. BOX 64284
                           ST. PAUL, MINNESOTA 55164

Dear Shareholder:


     The Board of Directors of the mutual funds listed above (each, a "Fortis Fund") is pleased to submit for your vote a proposal to reorganize each Fortis Fund into a comparable mutual fund in the Hartford fund family (each, a "Hartford Fund"). As you know, The Hartford Life and Accident Insurance Company ("Hartford Life"), an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford") acquired Fortis Advisers, Inc. and Fortis Investors, Inc., the former investment adviser and distributor of the Fortis Funds, on April 2, 2001 (the "Acquisition"). Since that time, Hartford Investment Financial Services, LLC ("HIFSCO") has been serving as investment adviser and either Hartford Investment Management Company ("HIMCO") or Wellington Management Company LLP ("Wellington Management") has been serving as sub-adviser to your Fortis Fund. HIFSCO and either HIMCO or Wellington Management also act as adviser and sub-adviser to the funds in the Hartford fund family. OUR GOAL IS TO CONSOLIDATE SIMILAR FUNDS IN THE FORTIS AND HARTFORD FUND FAMILIES INTO A SINGLE, BROADLY DIVERSIFIED FAMILY OF MUTUAL FUNDS. Those funds in the Fortis fund family that are not being reorganized will be re-named and added to the Hartford fund family.


     THE BOARD OF DIRECTORS BELIEVES THAT THE TRANSACTION IS IN THE BEST INTERESTS OF EACH FORTIS FUND AND ITS SHAREHOLDERS AND UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR ITS APPROVAL.

     The Board considered various factors in reviewing the proposed reorganization on behalf of Fortis Fund shareholders, including, but not limited to, the following:

     - The Board considered the fact that the Hartford Funds have investment objectives that are substantially similar and investment policies that are substantially identical to those of corresponding Fortis Funds. Since the Acquisition, corresponding Hartford and Fortis Funds have been managed by the same portfolios managers, using the same investment policies and strategies.

     - Because the combination will result in each reorganized Fund having a larger asset base, and because the reorganized Funds will have access to The Hartford's large distribution network which may generate additional assets, the Board believes the reorganization may provide shareholders the benefit of economies of scale.

     - Hartford Life or the applicable Hartford Funds will bear the customary expenses associated with the reorganization.

     - The combination should allow you to benefit from The Hartford's larger family of retail mutual funds, which will provide you with substantially enhanced exchange privileges.

     - The reorganization is expected to be tax-free; it is anticipated you will pay no federal income tax as a result of the reorganization.

     - The Board considered that the expense ratios after voluntary fee waivers of the Hartford Funds are within industry norms and are comparable to or slightly lower than those of the corresponding Fortis Funds in three out of six cases when comparing Class A shares. The Board determined that, in cases where Hartford Fund expenses are higher, the expected benefits of the reorganization to Fortis Fund shareholders counterbalance the increased expenses.

     If the proposal is approved, each Hartford Fund will acquire all of the assets of a Fortis Fund that has substantially similar investment objectives, and substantially identical investment policies and strategies, and Hartford Fund shares of the same or a similar class will be distributed pro rata to you in complete liquidation of the Fortis Fund. In order to exchange your Fortis Fund shares for Hartford Fund shares, the Board of Directors of the Fortis Funds submits for your approval an Agreement and Plan of Reorganization ("Plan") that relates to your Fortis Fund.


     Your vote on the transaction is critical to its success. Representatives of Hartford Administrative Services Company, Hartford Life, or a proxy solicitation firm, Georgeson Shareholder, may be contacting you to urge you to vote on this important matter. The reorganization of your Fortis Fund will occur only if approved by a majority of the votes cast in person or by proxy at the meeting. Whether or not you plan to attend the meeting, please vote your shares by toll-free telephone call, by the Internet or by mail. IF YOU ARE A SHAREHOLDER OF MORE THAN ONE FORTIS FUND INVOLVED IN THE PROPOSED REORGANIZATIONS, YOU HAVE RECEIVED MORE THAN ONE PROXY CARD WITH THIS MAILING AND WILL NEED TO VOTE YOUR SHARES OF EACH FUND. Following this letter is a Q&A summarizing the reorganization and information on how you vote your shares. Please read the entire prospectus/proxy statement carefully before you vote.


     Thank you for your prompt attention and participation.

                                          Sincerely,

                                               /s/ DAVID M. ZNAMIEROWSKI
                                          --------------------------------------
                                                  David M. Znamierowski
                                                        President

                      THE FORTIS FUNDS/THE HARTFORD FUNDS

                                   PROXY Q&A

     THE FOLLOWING IS IMPORTANT INFORMATION TO HELP YOU UNDERSTAND THE PROPOSAL ON WHICH YOU ARE BEING ASKED TO VOTE. PLEASE READ THE ENTIRE PROXY STATEMENT.

WHY IS THIS REORGANIZATION BEING PROPOSED?

     Since the acquisition of Fortis Advisers and Fortis Investors by Hartford Life, HIFSCO has acted as the investment adviser to both the Fortis fund family and the Hartford fund family. Our goal in proposing the reorganization is to consolidate similar funds in the two fund families, creating a single, broadly diversified family of mutual funds.

     Your Board of Directors has determined that the reorganization is in the best interests of Fortis Fund shareholders and recommends that you vote FOR the reorganization. Benefits to Fortis Fund shareholders will include:

     - The potential for each reorganized fund, as a result of having a larger asset base, to benefit from economies of scale.

     - The opportunity to become part of a growing and competitive fund family and to benefit from The Hartford's larger family of retail mutual funds, which will provide you with substantially enhanced exchange privileges, and its large distribution network.

     - As explained below, the reorganization is expected to be tax free to Fortis Fund shareholders.

WHEN WILL THIS REORGANIZATION BECOME EFFECTIVE?

     If shareholder approval is obtained, the reorganization is scheduled to be effective on or about February 19, 2002.

CAN I MAKE ADDITIONAL INVESTMENTS IN MY FORTIS FUND BEFORE THE REORGANIZATION?

     Yes. You can continue to make investments until the effective date of the reorganization.

IS THERE ANYTHING I NEED TO DO TO CONVERT MY SHARES?

     No. Upon shareholder approval of the reorganization, your Fortis Fund shares automatically will be exchanged for shares of the same or a similar class in the corresponding Hartford Fund. The total value of the Hartford Fund shares that you receive will be the same as the total value of the Fortis Fund shares that you hold immediately before the reorganization.

WILL I INCUR TAXES AS A RESULT OF THIS REORGANIZATION?

     This reorganization is expected to be a tax-free event. Generally, shareholders will not incur capital gains or losses on the conversion from Fortis Fund shares into Hartford Fund shares as a result of this reorganization. Furthermore, the cost basis on each investment will remain the same.

     Shareholders will incur capital gains or losses if they sell their Fortis Fund shares before the reorganization becomes effective or sell/exchange their Hartford Fund shares after the reorganization becomes effective. Shareholders will also be responsible for tax obligations associated with monthly or periodic distributions that occur prior to the reorganization. The Fortis Funds will be required to distribute any realized capital gains to shareholders prior to the reorganization, and these distributions generally will be taxable to shareholders. Please note that retirement accounts are exempt from the foregoing tax consequences.

WHEN SHOULD I VOTE?


     Please vote as soon as possible, by mail, by telephone or by the Internet. Representatives of Hartford Administrative Services Company, Hartford Life, or a proxy solicitation firm, Georgeson Shareholder, may be contacting you to urge you to vote on this important matter.


WHO IS PAYING THE COST OF THE SHAREHOLDER MEETING AND OF THIS PROXY
SOLICITATION?


     Hartford Life or the applicable Hartford Fund is paying the customary expenses associated with the reorganization.

                                THE FORTIS FUNDS

                       FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                          FORTIS GROWTH & INCOME FUND
                          FORTIS HIGH YIELD PORTFOLIO
                     FORTIS INTERNATIONAL EQUITY PORTFOLIO
                               FORTIS MONEY FUND

              (EACH A SERIES OF HARTFORD-FORTIS SERIES FUND, INC.)


                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                                MAILING ADDRESS:
                                 P.O. BOX 64284
                           ST. PAUL, MINNESOTA 55164

                  NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

     A Special Meeting of Shareholders of each of the Fortis Funds listed above (each a "Fortis Fund") will be held on January 31, 2002, at 10:00 a.m., Central Time at 500 Bielenberg Drive, Woodbury, Minnesota 55125 , for the following purposes:


          1. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION ("PLAN") BETWEEN HARTFORD-FORTIS SERIES FUND, INC. AND THE HARTFORD MUTUAL FUNDS, INC. WHEREBY ALL OF THE ASSETS OF EACH FORTIS FUND WOULD BE ACQUIRED BY A COMPARABLE MUTUAL FUND IN THE HARTFORD FUND FAMILY (EACH A "HARTFORD FUND") IN EXCHANGE FOR THE HARTFORD FUND'S SHARES, TO BE DISTRIBUTED PRO RATA BY THE FORTIS FUND TO THE HOLDERS OF ITS SHARES, IN COMPLETE LIQUIDATION OF THE FORTIS FUND.


          2. TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING OR ANY ADJOURNMENT THEREOF.


Dated: December   , 2001                  By Order of the Board of Directors,


                                                  /s/ MICHAEL J. RADMER
                                          --------------------------------------
                                                    Michael J. Radmer
                                                        Secretary


     Shareholders of record at the close of business on December 11, 2001 are entitled to vote at the meeting. Whether or not you plan to attend the meeting, please vote your shares by returning the proxy card by mail, or by voting by telephone or the internet. Your vote is important.


TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. YOU MAY ALSO VOTE BY TELEPHONE OR THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING.

                           THE HARTFORD ADVISERS FUND

                        THE HARTFORD GLOBAL LEADERS FUND
                      THE HARTFORD GROWTH AND INCOME FUND
                          THE HARTFORD HIGH YIELD FUND
                 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                         THE HARTFORD MONEY MARKET FUND
               (EACH A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                                 1-888-843-7824

                           TO ACQUIRE THE ASSETS OF:

                       FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                          FORTIS GROWTH & INCOME FUND
                          FORTIS HIGH YIELD PORTFOLIO
                     FORTIS INTERNATIONAL EQUITY PORTFOLIO
                               FORTIS MONEY FUND

              (EACH A SERIES OF HARTFORD-FORTIS SERIES FUND, INC.)


                              500 BIELENBERG DRIVE
                           WOODBURY, MINNESOTA 55125

                         1-800-800-2000, EXTENSION 3012

                           PROSPECTUS/PROXY STATEMENT

                               DECEMBER   , 2001



     This Prospectus/Proxy Statement describes a proposed Agreement and Plan of Reorganization (the "Plan") pursuant to which you would receive shares of a mutual fund in the Hartford family of funds (each a "Hartford Fund") in exchange for the shares of the Fund you currently own (each a "Fortis Fund"). Each Hartford Fund and each Fortis Fund is a diversified portfolio of securities of an open-end management investment company. If the Plan is approved with respect to your Fortis Fund, a Hartford Fund with substantially similar investment objectives and substantially identical investment policies and strategies would acquire all of the assets of your Fortis Fund, and Hartford Fund shares would be distributed pro rata by the Fortis Fund to the holders of its shares, in complete liquidation of the Fortis Fund. As a result of the Plan, each Fortis Fund shareholder would become the owner of Hartford Fund shares of the same or a similar class and having a total net asset value equal to the total net asset value of such shareholder's holdings in the Fortis Fund. For the name of the Hartford Fund into which your Fortis Fund would be reorganized, see
"Summary -- About the Proposed Reorganization." For a comparison of the investment objectives of the Fortis Funds and the Hartford Funds and a summary of their investment policies and strategies, see "Summary -- Comparison of Investment Objectives, Policies, Strategies and Principal Risks of the Fortis Funds and Hartford Funds."


     THE BOARD OF DIRECTORS OF THE FORTIS FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN.


     You should retain this Prospectus/Proxy Statement for future reference. It sets forth concisely the information about each Hartford Fund that a prospective investor should know before investing. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Hartford Fund into which your Fortis Fund would be reorganized, which is incorporated herein by reference. Statements of Additional Information for each Hartford Fund (one relating to the Hartford Fund's Prospectus and a second one relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information may be obtained without charge by writing or calling the Hartford Funds at the address and telephone number shown above.

     This Prospectus/Proxy Statement was first mailed to shareholders the week
of December   , 2001.


     THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
SUMMARY.....................................................    1
  About the Proposed Reorganization.........................    1
  Comparative Fee Tables....................................    2
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES
  AND PRINCIPAL RISKS OF THE FORTIS FUNDS AND HARTFORD
  FUNDS.....................................................   13
  Fortis Asset Allocation Portfolio / The Hartford Advisers
     Fund...................................................   13
  Fortis Global Growth Portfolio / The Hartford Global
     Leaders Fund...........................................   14
  Fortis Growth & Income Fund / The Hartford Growth and
     Income Fund............................................   15
  Fortis High Yield Portfolio / The Hartford High Yield
     Fund...................................................   16
  Fortis International Equity Portfolio / The Hartford
     International Opportunities Fund.......................   17
  Fortis Money Fund / The Hartford Money Market Fund........   17
COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE
  INFORMATION...............................................   19
  Risk/Return Bar Charts....................................   19
  Average Annual Total Return Tables........................   26
COMPARISON OF OPERATIONS....................................   30
  Investment Advisory Agreements............................   30
  Other Service Providers...................................   30
  Sales Load, Distribution and Shareholder Servicing
     Arrangements...........................................   31
  Purchase, Exchange and Redemption Procedures..............   33
  Dividends and Other Distributions.........................   35
  Tax Consequences..........................................   35
INFORMATION ABOUT THE REORGANIZATION........................   35
  Considerations by the Board of Directors of the Fortis
     Funds..................................................   35
  Description of the Plan of Reorganization.................   37
  Description of Hartford Fund Shares.......................   38
  Federal Income Tax Consequences...........................   38
  Comparative Information on Shareholder Rights and
     Obligations............................................   39
CAPITALIZATION..............................................   40
INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS...   43
  Hartford Funds............................................   43
  Fortis Funds..............................................   43
VOTING INFORMATION..........................................   44
  Outstanding Shares and Voting Requirements................   45
  Other Matters.............................................   51
  Board Recommendation......................................   51
FORM OF AGREEMENT AND PLAN OF REORGANIZATION -- APPENDIX
  A.........................................................  A-1
HARTFORD FUND PORTFOLIO MANAGER DISCUSSIONS -- APPENDIX B...  B-1
HARTFORD FUND FINANCIAL HIGHLIGHTS -- APPENDIX C............  C-1

                                    SUMMARY


     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectus and Statement of Additional Information of each Hartford Fund, the Prospectus and Statement of Additional Information of each Fortis Fund, and the Plan, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.


ABOUT THE PROPOSED REORGANIZATION

     The Board of Directors of the corporation of which each Fortis Fund is a series has voted to recommend approval of the Plan to shareholders of each Fortis Fund. Under the Plan, each Hartford Fund would acquire all of the assets of the corresponding Fortis Fund in exchange for the Hartford Fund's shares to be distributed pro rata by the Fortis Fund to its shareholders in complete liquidation and dissolution of the Fortis Fund (the "Reorganization"). As a result of the Reorganization, each shareholder of a Fortis Fund will become the owner of a Hartford Fund's shares of the same or a similar class having a total net asset value equal to the total net asset value of such shareholder's holdings in the Fortis Fund on the date of the Reorganization.

     As a condition to the Reorganization, the Hartford Fund and the Fortis Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), so that neither the Hartford Fund nor the Fortis Fund nor the shareholders of the Fortis Fund will recognize any gain or loss. The tax basis of the Hartford Fund's shares received by Fortis Fund shareholders will be the same as the tax basis of their shares in the Fortis Fund.

     The following chart shows the Hartford Fund into which each Fortis Fund would be reorganized if the Reorganization is approved and the Hartford Fund share class that Fortis Fund shareholders of each class would receive. The chart is arranged alphabetically according to the name of the Fortis Fund.

FORTIS FUND/SHARE CLASS                           CORRESPONDING HARTFORD FUND/SHARE CLASS
-----------------------                           ---------------------------------------
Fortis Asset Allocation Portfolio              The Hartford Advisers Fund
  Class A                                        Class A
  Class B                                        Class B
  Class H                                        Class B
  Class C                                        Class C
  Class Z                                        Class A
Fortis Global Growth Portfolio                 The Hartford Global Leaders Fund
  Class A                                        Class A
  Class B                                        Class B
  Class H                                        Class B
  Class C                                        Class C
Fortis Growth & Income Fund                    The Hartford Growth and Income Fund
  Class A                                        Class A
  Class B                                        Class B
  Class H                                        Class B
  Class C                                        Class C
Fortis High Yield Portfolio                    The Hartford High Yield Fund
  Class A                                        Class A
  Class B                                        Class B
  Class H                                        Class B
  Class C                                        Class C

FORTIS FUND/SHARE CLASS                           CORRESPONDING HARTFORD FUND/SHARE CLASS
-----------------------                           ---------------------------------------
Fortis International Equity Portfolio          The Hartford International Opportunities Fund
  Class A                                        Class A
  Class B                                        Class B
  Class H                                        Class B
  Class C                                        Class C
Fortis Money Fund                              The Hartford Money Market Fund
  Class A                                        Class A
  Class B                                        Class B
  Class H                                        Class B
  Class C                                        Class C

COMPARATIVE FEE TABLES


     The Fortis Funds, like all mutual funds, incur certain expenses in their operations and as a shareholder of a Fortis Fund, you pay these expenses indirectly. The expenses include management fees, Rule 12b-1 distribution and service fees, as well as the costs of maintaining accounts, administration, and other activities. The Hartford Funds incur similar expenses in their operations. The following tables compare the expenses paid by the Fortis Funds with the expenses that you will incur indirectly as a shareholder of the Hartford Fund into which your shares will be exchanged. The tables also include any shareholder fees that are paid directly from your investment. YOU WILL NOT BE CHARGED ANY SALES LOADS FOR ACQUIRING SHARES OF THE HARTFORD FUND IN EXCHANGE FOR SHARES OF THE FORTIS FUND YOU CURRENTLY OWN. IN ADDITION, YOU WILL RECEIVE CREDIT FOR THE PERIOD YOU HELD YOUR FORTIS FUND SHARES IN DETERMINING ANY CONTINGENT DEFERRED SALES CHARGE DUE UPON THE REDEMPTION OF THE HARTFORD FUND SHARES YOU RECEIVE IN THE EXCHANGE. Each table (a) compares the fees and expenses as of October 31, 2001 for a Fortis Fund and its corresponding Hartford Fund and (b) shows the estimated fees and expenses for the corresponding Hartford Fund on a pro forma basis as of that date after giving effect to the Reorganization. Transfer agent fees have been restated to reflect contractual fees currently in effect. Fee and expense tables that appear in the accompanying Hartford Fund prospectus are based on fees and expenses as of October 31, 2000 and do not reflect current transfer agency fees. For this reason, the following fee and expense tables and examples supplement and, to the extent inconsistent, replace the fee and expense tables and examples in that prospectus.

         THE HARTFORD ADVISERS FUND / FORTIS ASSET ALLOCATION PORTFOLIO

                                                                                  HARTFORD                              HARTFORD
                                           HARTFORD    FORTIS        FORTIS      PRO FORMA    HARTFORD      FORTIS      PRO FORMA
                                           CLASS A     CLASS A     CLASS Z(1)    CLASS A(1)    CLASS B     CLASS B/H     CLASS B
                                           --------   ---------   ------------   ----------   ---------   -----------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price)....    5.50%      4.75%         None          5.50%       None         None         None
Maximum Deferred Sales Charge (Load) (as
  a percentage of original purchase price
  or redemption proceeds, whichever is
  less)..................................    None       None          None          None        5.00%        4.00%        5.00%
ANNUAL FUND OPERATING EXPENSES (Before
  Waivers)
Expenses That Are Deducted From Fund
  Assets (as a percentage of average net
  assets)
Management Fees..........................    0.65%      0.87%         0.87%         0.64%       0.65%        0.87%        0.64%
Distribution and/or Service (12b-1)
  Fees...................................    0.35%      0.45%         None          0.35%       1.00%        1.00%        1.00%
Other Expenses...........................    0.32%      0.08%         0.08%         0.32%       0.33%        0.08%        0.33%
  Fund Accounting Fees...................    0.02%        --            --          0.02%       0.02%          --         0.02%
  Transfer Agent Fees....................    0.27%        --            --          0.27%       0.28%          --         0.28%
  Other..................................    0.03%      0.08%         0.08%         0.03%       0.03%        0.08%        0.03%
Total Annual Fund Operating Expenses.....    1.32%      1.40%         0.95%         1.31%       1.98%        1.95%        1.97%
Contractual Waiver.......................    0.05%        --            --          0.05%         --           --           --
Net Annual Fund Operating Expenses(2)....    1.27%      1.40%         0.95%         1.26%       1.98%        1.95%        1.97%

                                                                   HARTFORD
                                           HARTFORD     FORTIS     PRO FORMA
                                            CLASS C     CLASS C     CLASS C
                                           ---------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases
  (as a percentage of offering price)....    1.00%       None        1.00%
Maximum Deferred Sales Charge (Load) (as
  a percentage of original purchase price
  or redemption proceeds, whichever is
  less)..................................    1.00%       1.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before
  Waivers)
Expenses That Are Deducted From Fund
  Assets (as a percentage of average net
  assets)
Management Fees..........................    0.65%       0.87%       0.65%
Distribution and/or Service (12b-1)
  Fees...................................    1.00%       1.00%       1.00%
Other Expenses...........................    0.25%       0.08%       0.25%
  Fund Accounting Fees...................    0.02%         --        0.02%
  Transfer Agent Fees....................    0.19%         --        0.19%
  Other..................................    0.04%       0.08%       0.04%
Total Annual Fund Operating Expenses.....    1.90%       1.95%       1.90%
Contractual Waiver.......................      --          --          --
Net Annual Fund Operating Expenses(2)....    1.90%       1.95%       1.90%


---------------

(1) Fortis Fund Class Z shares will be exchanged for Hartford Fund Class A shares and therefore will be subject to Rule 12b-1 distribution and service fees of 0.35%, as noted above.


(2) Although the Rule 12b-1 fee for The Hartford Advisers Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2003. This waiver may be discontinued at any time thereafter.

       THE HARTFORD GLOBAL LEADERS FUND / FORTIS GLOBAL GROWTH PORTFOLIO

                                                                            HARTFORD                              HARTFORD
                                                   HARTFORD     FORTIS     PRO FORMA    HARTFORD      FORTIS      PRO FORMA
                                                    CLASS A     CLASS A     CLASS A      CLASS B     CLASS B/H     CLASS B
                                                   ---------   ---------   ----------   ---------   -----------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)..................    5.50%       4.75%        5.50%       None         None         None
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)........    None        None         None        5.00%        4.00%        5.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees..................................    0.85%       1.00%        0.82%       0.85%        1.00%        0.82%
Distribution and/or Service (12b-1) Fees.........    0.35%       0.25%        0.35%       1.00%        1.00%        1.00%
Other Expenses...................................    0.36%       0.14%        0.35%       0.38%        0.16%        0.36%
  Fund Accounting Fees...........................    0.02%         --         0.02%       0.02%          --         0.02%
  Transfer Agent Fees............................    0.27%         --         0.27%       0.28%          --         0.28%
  Other..........................................    0.07%       0.14%        0.06%       0.08%        0.16%        0.06%
Total Annual Fund Operating Expenses.............    1.56%       1.41%        1.52%       2.23%        2.16%        2.18%
Contractual Waiver...............................    0.05%         --         0.05%         --           --           --
Net Annual Fund Operating Expenses(1)............    1.51%       1.41%        1.47%       2.23%        2.16%        2.18%

                                                                           HARTFORD
                                                   HARTFORD     FORTIS     PRO FORMA
                                                    CLASS C     CLASS C     CLASS C
                                                   ---------   ---------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) on Purchases (as a
  percentage of offering price)..................    1.00%       None        1.00%
Maximum Deferred Sales Charge (Load) (as a
  percentage of original purchase price or
  redemption proceeds, whichever is less)........    1.00%       1.00%       1.00%
ANNUAL FUND OPERATING EXPENSES (Before Waivers)
Expenses That Are Deducted From Fund Assets (as a
  percentage of average net assets)
Management Fees..................................    0.85%       1.00%       0.85%
Distribution and/or Service (12b-1) Fees.........    1.00%       1.00%       1.00%
Other Expenses...................................    0.28%       0.16%       0.28%
  Fund Accounting Fees...........................    0.02%         --        0.02%
  Transfer Agent Fees............................    0.19%         --        0.19%
  Other..........................................    0.07%       0.16%       0.07%
Total Annual Fund Operating Expenses.............    2.13%       2.16%       2.13%
Contractual Waiver...............................      --          --          --
Net Annual Fund Operating Expenses(1)............    2.13%       2.16%       2.13%


---------------


(1) Although the Rule 12b-1 fee for The Hartford Global Leaders Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2003. This waiver may be discontinued at any time thereafter.

      THE HARTFORD GROWTH AND INCOME FUND / FORTIS GROWTH AND INCOME FUND


                                                    HARTFORD                           HARTFORD                         HARTFORD
                               HARTFORD   FORTIS    PRO FORMA   HARTFORD    FORTIS     PRO FORMA   HARTFORD   FORTIS    PRO FORMA
                               CLASS A    CLASS A    CLASS A    CLASS B    CLASS B/H    CLASS B    CLASS C    CLASS C    CLASS C
                               --------   -------   ---------   --------   ---------   ---------   --------   -------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your
  Investment
Maximum Sales Charge (Load)
  on Purchases (as a
  percentage of offering
  price).....................    5.50%     4.75%      5.50%       None       None        None        1.00%     None       1.00%
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  original purchase price or
  redemption proceeds,
  whichever is less).........    None      None       None        5.00%      4.00%       5.00%       1.00%     1.00%      1.00%
ANNUAL FUND OPERATING
  EXPENSES (Before Waivers)
Expenses That Are Deducted
  From Fund Assets (as a
  percentage of average net
  assets)
Management Fees..............    0.80%     1.00%      0.80%       0.80%      1.00%       0.80%       0.80%     1.00%      0.80%
Distribution and/or Service
  (12b-1) Fees...............    0.35%     0.25%      0.35%       1.00%      1.00%       1.00%       1.00%     1.00%      1.00%
Other Expenses...............    0.33%     0.21%      0.34%       0.34%      0.21%       0.34%       0.25%     0.21%      0.25%
  Fund Accounting Fees.......    0.02%       --       0.02%       0.02%        --        0.02%       0.02%       --       0.02%
  Transfer Agent Fees........    0.27%       --       0.27%       0.28%        --        0.28%       0.19%       --       0.19%
  Other......................    0.04%     0.21%      0.05%       0.04%      0.21%       0.04%       0.04%     0.21%      0.04%
Total Annual Fund Operating
  Expenses...................    1.48%     1.46%      1.49%       2.14%      2.21%       2.14%       2.05%     2.21%      2.05%
Contractual Waiver...........    0.05%       --       0.05%         --         --          --          --        --         --
Net Annual Fund Operating
  Expenses(1)................    1.43%     1.46%      1.44%       2.14%      2.21%       2.14%       2.05%     2.21%      2.05%


---------------


(1) Although the Rule 12b-1 fee for The Hartford Growth and Income Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2003. This waiver may be discontinued at any time thereafter.

           THE HARTFORD HIGH YIELD FUND / FORTIS HIGH YIELD PORTFOLIO


                                                    HARTFORD                           HARTFORD                         HARTFORD
                               HARTFORD   FORTIS    PRO FORMA   HARTFORD    FORTIS     PRO FORMA   HARTFORD   FORTIS    PRO FORMA
                               CLASS A    CLASS A    CLASS A    CLASS B    CLASS B/H    CLASS B    CLASS C    CLASS C    CLASS C
                               --------   -------   ---------   --------   ---------   ---------   --------   -------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your
  Investment
Maximum Sales Charge (Load)
  on Purchases (as a
  percentage of offering
  price).....................    4.50%     4.50%      4.50%       None       None        None        1.00%     None       1.00%
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  original purchase price or
  redemption proceeds,
  whichever is less).........    None      None       None        5.00%      4.00%       5.00%       1.00%     1.00%      1.00%
ANNUAL FUND OPERATING
  EXPENSES (Before Waivers)
Expenses That Are Deducted
  From Fund Assets (as a
  percentage of average net
  assets)
Management Fees..............    0.75%     0.74%      0.75%       0.75%      0.74%       0.75%       0.75%     0.74%      0.75%
Distribution and/or Service
  (12b-1) Fees...............    0.35%     0.35%      0.35%       1.00%      1.00%       1.00%       1.00%     1.00%      1.00%
Other Expenses...............    0.34%     0.09%      0.33%       0.36%      0.09%       0.34%       0.29%     0.09%      0.27%
  Fund Accounting Fees.......    0.02%       --       0.02%       0.02%        --        0.02%       0.02%       --       0.02%
  Transfer Agent Fees........    0.27%       --       0.27%       0.28%        --        0.28%       0.19%       --       0.19%
  Other......................    0.05%     0.09%      0.04%       0.06%      0.09%       0.04%       0.08%     0.09%      0.06%
Total Annual Fund Operating
  Expenses...................    1.44%     1.18%      1.43%       2.11%      1.83%       2.09%       2.04%     1.83%      2.02%
Contractual Waiver...........    0.05%       --       0.05%         --         --          --          --        --         --
Net Annual Fund Operating
  Expenses(1)................    1.39%     1.18%      1.38%       2.11%      1.83%       2.09%       2.04%     1.83%      2.02%


---------------


(1) Although the Rule 12b-1 fee for The Hartford High Yield Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2003. This waiver may be discontinued at any time thereafter.

  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND / FORTIS INTERNATIONAL EQUITY
                                   PORTFOLIO


                                                    HARTFORD                           HARTFORD                         HARTFORD
                               HARTFORD   FORTIS    PRO FORMA   HARTFORD    FORTIS     PRO FORMA   HARTFORD   FORTIS    PRO FORMA
                               CLASS A    CLASS A    CLASS A    CLASS B    CLASS B/H    CLASS B    CLASS C    CLASS C    CLASS C
                               --------   -------   ---------   --------   ---------   ---------   --------   -------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your
  Investment
Maximum Sales Charge (Load)
  on Purchases (as a
  percentage of offering
  price).....................    5.50%     4.75%      5.50%       None       None        None        1.00%     None       1.00%
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  original purchase price or
  redemption proceeds,
  whichever is less).........    None      None       None        5.00%      4.00%       5.00%       1.00%     1.00%      1.00%
ANNUAL FUND OPERATING
  EXPENSES (Before Waivers)
Expenses That Are Deducted
  From Fund Assets (as a
  percentage of average net
  assets)
Management Fees..............    0.85%     1.00%      0.85%       0.85%      1.00%       0.85%       0.85%     1.00%      0.85%
Distribution and/or Service
  (12b-1) Fees...............    0.35%     0.25%      0.35%       1.00%      1.00%       1.00%       1.00%     1.00%      1.00%
Other Expenses...............    0.44%     0.43%      0.42%       0.44%      0.43%       0.43%       0.36%     0.43%      0.35%
  Fund Accounting Fees.......    0.02%       --       0.02%       0.02%        --        0.02%       0.02%       --       0.02%
  Transfer Agent Fees........    0.27%       --       0.27%       0.28%        --        0.28%       0.19%       --       0.19%
  Other......................    0.15%     0.43%      0.13%       0.14%      0.43%       0.13%       0.15%     0.43%      0.14%
Total Annual Fund Operating
  Expenses...................    1.64%     1.68%      1.62%       2.29%      2.43%       2.28%       2.21%     2.43%      2.20%
Contractual Waiver...........    0.05%       --       0.05%         --         --          --          --        --         --
Net Annual Fund Operating
  Expenses(1)................    1.59%     1.68%      1.57%       2.29%      2.43%       2.28%       2.21%     2.43%      2.20%


---------------


(1) Although the Rule 12b-1 fee for The Hartford International Opportunities Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2003. This waiver may be discontinued at any time thereafter.

               THE HARTFORD MONEY MARKET FUND / FORTIS MONEY FUND


                                                    HARTFORD                           HARTFORD                         HARTFORD
                               HARTFORD   FORTIS    PRO FORMA   HARTFORD    FORTIS     PRO FORMA   HARTFORD   FORTIS    PRO FORMA
                               CLASS A    CLASS A    CLASS A    CLASS B    CLASS B/H    CLASS B    CLASS C    CLASS C    CLASS C
                               --------   -------   ---------   --------   ---------   ---------   --------   -------   ---------
SHAREHOLDER FEES
Fees Paid Directly From Your
  Investment
Maximum Sales Charge (Load)
  on Purchases (as a
  percentage of offering
  price).....................    None      None       None        None       None        None        1.00%     None       1.00%
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  original purchase price or
  redemption proceeds,
  whichever is less).........    None      None       None        5.00%      4.00%       5.00%       1.00%     1.00%      1.00%
ANNUAL FUND OPERATING
  EXPENSES (Before Waivers)
Expenses That Are Deducted
  From Fund Assets (as a
  percentage of average net
  assets)
Management Fees..............    0.50%     0.40%      0.50%       0.50%      0.40%       0.50%       0.50%     0.40%      0.50%
Distribution and/or Service
  (12b-1) Fees...............    0.35%     0.20%      0.35%       1.00%      1.00%       1.00%       1.00%     1.00%      1.00%
Other Expenses...............    0.34%     0.19%      0.34%       0.36%      0.19%       0.36%       0.28%     0.19%      0.28%
  Fund Accounting Fees.......    0.02%       --       0.02%       0.02%        --        0.02%       0.02%       --       0.02%
  Transfer Agent Fees........    0.27%     0.09%      0.27%       0.28%      0.09%       0.28%       0.19%     0.09%      0.19%
  Other......................    0.05%     0.10%      0.05%       0.06%      0.10%       0.06%       0.07%     0.10%      0.07%
Total Annual Fund Operating
  Expenses...................    1.19%     0.79%      1.19%       1.86%      1.59%       1.86%       1.78%     1.59%      1.78%
Contractual Waiver...........    0.19%       --       0.19%       0.16%        --        0.16%       0.08%       --       0.08%
Net Annual Fund Operating
  Expenses(1)................    1.00%     0.79%      1.00%       1.70%      1.59%       1.70%       1.70%     1.59%      1.70%


---------------


(1) Although the Rule 12b-1 fee for The Hartford Money Market Fund Class A shares is 0.35% of average net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2003. In addition, HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of The Hartford Money Market Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.00%, 1.70% and 1.70%, respectively, through at least February 28, 2003. These waivers may be discontinued at any time thereafter.

EXAMPLES


     The following Examples are intended to help you compare the cost of investing in the Fortis Fund whose shares you currently own with the cost of investing in the Hartford Fund into which your Fortis Fund will be reorganized if the proposed Reorganization is approved. The Examples are based on the expense tables above, without taking into account any contractual waivers.



     The Examples assume that you invest $10,000 in each Fund for the time periods indicated and either (i) redeem all of your shares at the end of those periods or (ii) do not redeem your shares. Each Example assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



THE HARTFORD ADVISERS FUND/FORTIS ASSET ALLOCATION PORTFOLIO


With redemption

                                                               HARTFORD                              HARTFORD
                             HARTFORD    FORTIS     FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                             CLASS A     CLASS A    CLASS Z     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                             --------    -------    -------    ---------    --------    ---------    ---------    --------
1 year.....................   $  677     $  611     $   97      $  676       $  701      $  558       $  700       $  391
3 years....................   $  945     $  897     $  303      $  942       $  921      $  882       $  918       $  691
5 years....................   $1,234     $1,204     $  525      $1,229       $1,268      $1,232       $1,262       $1,116
10 years...................   $2,053     $2,075     $1,166      $2,042       $2,136      $2,133       $2,125       $2,300

                                        HARTFORD
                             FORTIS     PRO FORMA
                             CLASS C     CLASS C
                             -------    ---------
1 year.....................  $  298      $  391
3 years....................  $  612      $  691
5 years....................  $1,052      $1,116
10 years...................  $2,275      $2,300


Without redemption

                                                               HARTFORD                              HARTFORD
                             HARTFORD    FORTIS     FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                             CLASS A     CLASS A    CLASS Z     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                             --------    -------    -------    ---------    --------    ---------    ---------    --------
1 year.....................   $  677     $  611     $   97      $  676       $  201      $  198       $  200       $  291
3 years....................   $  945     $  897     $  303      $  942       $  621      $  612       $  618       $  691
5 years....................   $1,234     $1,204     $  525      $1,229       $1,068      $1,052       $1,062       $1,116
10 years...................   $2,053     $2,075     $1,166      $2,042       $2,136      $2,133       $2,125       $2,300

                                        HARTFORD
                             FORTIS     PRO FORMA
                             CLASS C     CLASS C
                             -------    ---------
1 year.....................  $  198      $  291
3 years....................  $  612      $  691
5 years....................  $1,052      $1,116
10 years...................  $2,275      $2,300

THE HARTFORD GLOBAL LEADERS FUND/FORTIS GLOBAL GROWTH PORTFOLIO

With redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  700     $  612      $  696       $  726      $  579       $  721       $  414
3 years..............................   $1,016     $  900      $1,004       $  997      $  946       $  982       $  760
5 years..............................   $1,353     $1,209      $1,333       $1,395      $1,339       $1,370       $1,233
10 years.............................   $2,304     $2,086      $2,263       $2,388      $2,303       $2,339       $2,537

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  319      $  414
3 years..............................  $  676      $  760
5 years..............................  $1,159      $1,233
10 years.............................  $2,493      $2,537


Without redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  700     $  612      $  696       $  226      $  219       $  221       $  314
3 years..............................   $1,016     $  900      $1,004       $  697      $  676       $  682       $  760
5 years..............................   $1,353     $1,209      $1,333       $1,195      $1,159       $1,170       $1,233
10 years.............................   $2,304     $2,086      $2,263       $2,388      $2,303       $2,339       $2,537

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  219      $  314
3 years..............................  $  676      $  760
5 years..............................  $1,159      $1,233
10 years.............................  $2,493      $2,537


THE HARTFORD GROWTH AND INCOME FUND/FORTIS GROWTH & INCOME FUND

With redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  692     $  619      $  693       $  717      $  584       $  717       $  406
3 years..............................   $  992     $  915      $  995       $  970      $  961       $  970       $  736
5 years..............................   $1,314     $1,235      $1,318       $1,349      $1,365       $1,349       $1,192
10 years.............................   $2,221     $2,138      $2,232       $2,305      $2,355       $2,305       $2,455

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  324      $  406
3 years..............................  $  691      $  736
5 years..............................  $1,185      $1,192
10 years.............................  $2,544      $2,455


Without redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  692     $  619      $  693       $  217      $  224       $  217       $  306
3 years..............................   $  992     $  915      $  995       $  670      $  691       $  670       $  736
5 years..............................   $1,314     $1,235      $1,318       $1,149      $1,185       $1,149       $1,192
10 years.............................   $2,221     $2,138      $2,232       $2,305      $2,355       $2,305       $2,455

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  224      $  306
3 years..............................  $  691      $  736
5 years..............................  $1,185      $1,192
10 years.............................  $2,544      $2,455

THE HARTFORD HIGH YIELD FUND/FORTIS HIGH YIELD PORTFOLIO

With redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  590     $  565      $  589       $  714      $  546       $  712       $  405
3 years..............................   $  885     $  808      $  882       $  961      $  846       $  955       $  733
5 years..............................   $1,201     $1,070      $1,196       $1,334      $1,170       $1,324       $1,187
10 years.............................   $2,097     $1,817      $2,086       $2,271      $1,978       $2,252       $2,445

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  286      $  403
3 years..............................  $  576      $  727
5 years..............................  $  990      $1,177
10 years.............................  $2,148      $2,425


Without redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  590     $  565      $  589       $  214      $  186       $  212       $  305
3 years..............................   $  885     $  808      $  882       $  661      $  576       $  655       $  733
5 years..............................   $1,201     $1,070      $1,196       $1,134      $  990       $1,124       $1,187
10 years.............................   $2,097     $1,817      $2,086       $2,271      $1,978       $2,252       $2,445

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  186      $  303
3 years..............................  $  576      $  727
5 years..............................  $  990      $1,177
10 years.............................  $2,148      $2,425


THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND/FORTIS INTERNATIONAL EQUITY PORTFOLIO

With redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  708     $  638      $  706       $  732      $  606       $  731       $  422
3 years..............................   $1,039     $  979      $1,033       $1,015      $1,028       $1,012       $  784
5 years..............................   $1,393     $1,344      $1,383       $1,425      $1,476       $1,420       $1,273
10 years.............................   $2,387     $2,368      $2,366       $2,463      $2,581       $2,450       $2,619

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  346      $  421
3 years..............................  $  758      $  781
5 years..............................  $1,296      $1,268
10 years.............................  $2,766      $2,609


Without redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  708     $  638      $  706       $  232      $  246       $  231       $  322
3 years..............................   $1,039     $  979      $1,033       $  715      $  758       $  712       $  784
5 years..............................   $1,393     $1,344      $1,383       $1,225      $1,296       $1,220       $1,273
10 years.............................   $2,387     $2,368      $2,366       $2,463      $2,581       $2,450       $2,619

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  246      $  321
3 years..............................  $  758      $  781
5 years..............................  $1,296      $1,268
10 years.............................  $2,766      $2,609

THE HARTFORD MONEY MARKET FUND/FORTIS MONEY FUND

With redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  121     $   81      $  121       $  689      $  522       $  689       $  379
3 years..............................   $  378     $  252      $  378       $  885      $  772       $  885       $  655
5 years..............................   $  654     $  439      $  654       $1,206      $1,046       $1,206       $1,055
10 years.............................   $1,443     $  978      $1,443       $2,068      $1,674       $2,068       $2,174

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  262      $  379
3 years..............................  $  502      $  655
5 years..............................  $  866      $1,055
10 years.............................  $1,889      $2,174


Without redemption

                                                              HARTFORD                              HARTFORD
                                       HARTFORD    FORTIS     PRO FORMA    HARTFORD     FORTIS      PRO FORMA    HARTFORD
                                       CLASS A     CLASS A     CLASS A     CLASS B     CLASS B/H     CLASS B     CLASS C
                                       --------    -------    ---------    --------    ---------    ---------    --------
1 year...............................   $  121     $   81      $  121       $  189      $  162       $  189       $  279
3 years..............................   $  378     $  252      $  378       $  585      $  502       $  585       $  655
5 years..............................   $  654     $  439      $  654       $1,006      $  866       $1,006       $1,055
10 years.............................   $1,443     $  978      $1,443       $2,068      $1,674       $2,068       $2,174

                                                  HARTFORD
                                       FORTIS     PRO FORMA
                                       CLASS C     CLASS C
                                       -------    ---------
1 year...............................  $  162      $  279
3 years..............................  $  502      $  655
5 years..............................  $  866      $1,055
10 years.............................  $1,889      $2,174

COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, STRATEGIES AND PRINCIPAL RISKS OF
                      THE FORTIS FUNDS AND HARTFORD FUNDS

     This section contains tables comparing the investment objectives of each Fortis Fund and the Hartford Fund into which it would be reorganized. The investment objectives of the Hartford Funds and the Fortis Funds (other than Fortis Money Fund) may be changed without shareholder approval. The investment policies and strategies and the principal risks of each Fortis Fund are substantially identical to those of its corresponding Hartford Fund and are summarized in the tables below. The tables are arranged alphabetically according to the name of the Hartford Fund. In addition to the policies and strategies set forth below, each Hartford Fund and each Fortis Fund is subject to certain additional investment policies and limitations, described in their respective Statements of Additional Information. Reference is hereby made to the Prospectus and Statement of Additional Information of each Hartford Fund, and to the Prospectus and Statement of Additional Information of each Fortis Fund, which set forth in full the investment objectives, policies, strategies and limitations of each Hartford Fund and each Fortis Fund, all of which are incorporated herein by reference thereto.

FORTIS ASSET ALLOCATION PORTFOLIO / THE HARTFORD ADVISERS FUND


  INVESTMENT OBJECTIVE -- FORTIS ASSET ALLOCATION PORTFOLIO



Maximizing total return on invested capital, mainly from capital appreciation, dividends and interest.



  INVESTMENT OBJECTIVE -- THE HARTFORD ADVISERS FUND


Maximum long-term total return.


  INVESTMENT STRATEGY



     Fortis Asset Allocation Portfolio and The Hartford Advisers Fund use the same investment strategies. Each Fund allocates its assets among three categories:


     - stocks,

     - debt securities, and

     - money market instruments.


     The Funds favor stocks issued by high-quality companies. The debt securities (other than money market instruments) in which the Funds primarily invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and securities rated investment grade (rated at least BBB by Standard & Poor's Ratings Services or Baa by Moody's Investors Service, Inc., or if unrated, securities deemed by the sub-adviser to be of comparable quality). Neither Fund is restricted to any specific maturity term.


     Each Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.


  PRINCIPAL RISKS



     Fortis Asset Allocation Portfolio and The Hartford Advisers Fund are subject to the same principal risks. Each Fund is subject to stock market risk, interest rate risk, credit risk, income risk, call risk, prepayment and extension risk, manager allocation risk and the risks of foreign investment.



     Stock market risk means the stocks held by a Fund may decline in value due to the activities and financial prospects of individual companies or to general market and economic conditions.


     Interest rate risk refers to the possibility that your investment may go down in value when interest rates rise.

     Income risk is the potential for a decline in a Fund's income due to falling interest rates.

     Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" - or repay - its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

     Because the Funds may invest significantly in mortgage-backed securities, they are subject to prepayment risk and extension risk. Similar to call risk, prepayment risk is the risk that falling interest rates could cause faster than expected prepayments of the mortgages underlying a Fund's mortgage-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new mortgage-backed investments are falling, reducing the Fund's income. Extension risk is the risk that the rising interest rates could cause mortgage prepayments to slow, which could increase the interest rate sensitivity of a Fund's mortgage-backed securities.

     Credit risk refers to the possibility that the issuing company may not be able to pay interest and principal when due.


     Manager allocation risk refers to the possibility that the portfolio managers could allocate assets in a manner that results in a Fund underperforming its peers.


     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse.

FORTIS GLOBAL GROWTH PORTFOLIO / THE HARTFORD GLOBAL LEADERS FUND


  INVESTMENT OBJECTIVE -- FORTIS GLOBAL GROWTH PORTFOLIO



Long-term capital appreciation.



  INVESTMENT OBJECTIVE -- THE HARTFORD GLOBAL LEADERS FUND


Growth of capital by investing in stocks issued by companies worldwide.


  INVESTMENT STRATEGY



     Fortis Global Growth Portfolio and The Hartford Global Leaders Fund use the same investment strategies. Each Fund invests primarily in a diversified portfolio of common stocks covering a broad range of countries, industries and companies. Securities in which the Funds invest are denominated in both U.S. dollars and foreign currencies and may trade in both U.S. and foreign markets.


     Under normal market and economic conditions, each Fund invests at least 65% of its total assets in common stock of high-quality growth companies worldwide. Under normal market and economic conditions, each Fund will diversify its investments in securities of issuers among at least five countries, which may include the United States. There are no limits on the amount of a Fund's assets that may be invested in each country.

     In recent years, the Hartford Fund's annual portfolio turnover rate has exceeded 200%. Although this has not been the case for the Fortis Fund, the portfolio turnover rates for the two Funds are expected to be substantially similar going forward since the Funds are now being managed by the same sub-adviser using the same investment strategies.


  PRINCIPAL RISKS



     Fortis Global Growth Portfolio and The Hartford Global Leaders Fund are subject to the same principal risks.


     The value of each Fund may go down in response to overall stock market movements and trends.

     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     The Funds emphasize high-quality growth companies. If the sub-adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the sub-adviser had anticipated.

     The Funds' management strategy will influence their performance significantly. If a Fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the managers' stock selection strategy doesn't perform as expected, a Fund could underperform its peers or lose money.

     Each Fund trades securities very actively, which increases its transaction costs (thus affecting performance) and increases your taxable distributions.

FORTIS GROWTH & INCOME FUND / THE HARTFORD GROWTH AND INCOME FUND


  INVESTMENT OBJECTIVE -- FORTIS GROWTH & INCOME FUND



Capital appreciation and current income.



  INVESTMENT OBJECTIVE -- THE HARTFORD GROWTH AND INCOME FUND


Growth of capital and current income by investing primarily in stocks with earnings growth potential and steady or rising dividends.


  INVESTMENT STRATEGY



     Fortis Growth & Income Fund and The Hartford Growth and Income Fund use the same investment strategies. Each Fund invests primarily in a diversified portfolio of common stocks that typically have steady or rising dividends and whose prospects for capital appreciation are considered favorable by the Funds' sub-adviser. Fortis Growth & Income Fund invests primarily in the common stocks of large companies. Although The Hartford Growth and Income Fund does not list investments in large companies as a principal strategy, the median market capitalization of the companies in each Fund's portfolio are similar ($54.3 billion for Fortis Growth & Income Fund and $58.4 billion for The Hartford Growth and Income Fund as of September 30, 2001). Each Fund may invest up to 20% of its total assets in securities of foreign issuers and non-dollar securities.



  PRINCIPAL RISKS



     Fortis Growth & Income Fund and The Hartford Growth and Income Fund are subject to the same principal risks.


     The value of each Fund may go down in response to overall stock market movements and trends.


     Each Fund is subject to income risk, which is the potential that the yield from the Fund's investments will not be sufficient to provide for the payment of dividends from net investment income. During the fiscal year ended August 31, 2001, Fortis Growth & Income Fund did not pay any dividends from net investment income, except on Class A shares. The Hartford Growth and Income Fund did not pay any dividends from net investment income during the fiscal year ended October 31, 2001.


     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     The Funds' management strategy will influence their performance significantly. Large-capitalization stocks as a group could fall out of favor with the market, causing either Fund to underperform funds that focus on small- or medium-capitalization stocks. If a Fund's stock selection strategy doesn't perform as expected, the Fund could underperform its peers or lose money.

FORTIS HIGH YIELD PORTFOLIO / THE HARTFORD HIGH YIELD FUND


  INVESTMENT OBJECTIVE -- FORTIS HIGH YIELD PORTFOLIO


To maximize total return.

  INVESTMENT OBJECTIVE -- THE HARTFORD HIGH YIELD FUND


To seek high current income by investing in non-investment grade debt securities. Growth of capital is a secondary objective.


  INVESTMENT STRATEGY



     Fortis High Yield Portfolio and The Hartford High Yield Fund use the same investment strategies. Each Fund normally invests at least 65% and may invest up to 100% of its portfolio in non-investment grade securities (securities rated "Ba" or lower by Moody's Investors Service, Inc. ("Moody's") or "BB" or lower by Standard and Poor's Ratings Services ("S&P")), or securities which, if unrated, are determined by the sub-adviser to be of comparable quality. Debt securities rated below investment grade are commonly referred to as "high yield -- high risk securities" or "junk bonds." Neither Fund will invest more than 10% of its total assets in securities rated below B3 by Moody's or B- by S&P, or, if unrated, determined to be of comparable quality by the sub-adviser. The Funds may invest in bonds of any maturity, although each Fund tends to have an average maturity within the intermediate-term range, which is typically defined as between five to ten years.


     Each Fund may invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Funds will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities. Each Fund may invest up to 30% of its total assets in securities of foreign issuers and up to 10% of its total assets in non-dollar securities.


  PRINCIPAL RISKS



     Fortis High Yield Portfolio and The Hartford High Yield Fund are subject to the same principal risks.


     The performance of each Fund will be affected by interest rates. When interest rates rise, bond prices fall; generally the longer a bond's maturity, the more sensitive it is to this risk.


     Each fund is also subject to credit risk, which is the possibility that the issuing company may not be able to pay interest and principal when due. In general, lower-rated bonds have higher credit risk. High yield bond prices can fall on bad news about the economy, an industry or a company. Share price, yield and total return may fluctuate more than with less aggressive bond funds.


     Either Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain industries or investments don't perform as a Fund expects, it could underperform its peers or lose money.

     The Funds are subject to income risk, which is the potential for a decline in a Fund's income due to falling interest rates.

     Each Fund is subject to the possibility that, under certain circumstances, especially during periods of falling interest rates, a bond issuer will "call" - or repay - its bonds before their maturity date. The Fund may then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

     Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.

     High yield bonds and foreign securities may make the Funds more sensitive to market or economic shifts in the U.S. and abroad.

FORTIS INTERNATIONAL EQUITY PORTFOLIO / THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND


  INVESTMENT OBJECTIVE -- FORTIS INTERNATIONAL EQUITY PORTFOLIO



Long-term capital appreciation.



  INVESTMENT OBJECTIVE -- THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND


Growth of capital by investing primarily in stocks issued by non-U.S. companies.


  INVESTMENT STRATEGY



     Fortis International Equity Portfolio and The Hartford International Opportunities Fund use the same investment strategies. Each Fund normally invests at least 65% of its assets in stocks issued by non-U.S. companies which trade in foreign markets that are generally considered to be well established. Under normal market conditions each Fund diversifies its investments among at least three countries other than the United States. The securities in which the Funds invest are denominated in both U.S. dollars and foreign currencies and generally are traded in foreign markets.



  PRINCIPAL RISKS



     Fortis International Equity Portfolio and The Hartford International Opportunities Fund are subject to the same principal risks. The value of each Fund may go down in response to overall stock market movements and trends. Foreign investments may be more risky than domestic investments. Investments in foreign securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to government collapse.


     The Funds' management strategy will influence their performance significantly. If a Fund invests in countries or regions that experience economic downturns, its performance could suffer. Similarly, if certain investments or industries don't perform as expected, or if the sub-adviser's stock selection strategy doesn't perform as expected, a Fund could underperform its peers or lose money.

     Each Fund may trade securities actively, which could increase its transaction costs (thus affecting performance) and increase your taxable distributions.

FORTIS MONEY FUND / THE HARTFORD MONEY MARKET FUND


  INVESTMENT OBJECTIVE -- FORTIS MONEY FUND


To maximize current income to the extent consistent with stability of principal.


  INVESTMENT OBJECTIVE -- THE HARTFORD MONEY MARKET FUND


Maximum current income consistent with liquidity and preservation of capital.


  INVESTMENT STRATEGY



     Fortis Money Fund and The Hartford Money Market Fund use the same investment strategies. Each Fund seeks to maintain a stable share net asset value of $1.00 per share. The Funds focus on specific short-term U.S. dollar denominated money market instruments which are rated in the first two investment tiers by at least one nationally recognized statistical rating organization, or if unrated, are determined to be of comparable quality by the sub-adviser. Money market instruments include (1) banker's acceptances; (2) obligations of governments (whether U.S. or non-U.S.) and their agencies and instrumentalities;
(3) short-term corporate obligations, including commercial paper, notes and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, non-U.S. branches of U.S. banks (Eurodollars), U.S. branches and agencies of non-U.S. banks (Yankee dollars), and non-U.S. branches of non-U.S. banks; (6) asset-backed securities; and (7) repurchase agreements.


  PRINCIPAL RISKS



     Fortis Money Fund and The Hartford Money Market Fund are subject to the same principal risks. The primary risks of these Funds are interest rate risk, credit risk, income risk, inflation risk and manager risk.


     A rise in interest rates could cause a fall in the value of a Fund's securities.

     Credit risk refers to the risk that a security's credit rating could be downgraded affecting the value, and potentially the likelihood of repayment, of a Fund's securities.

     Income risk is the potential for a decline in a Fund's income due to falling interest rates.

     Inflation risk refers to the risk that, even if the principal value of an investment in a Fund remains constant, or the income from the investment remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your Fund shares may decline.

     Manager risk refers to the risk that if the manager does not effectively implement a Fund's investment goal and style, the Fund could underperform its peers.


     An investment in either Fortis Money Fund or The Hartford Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although both Funds seek to preserve the value of your investment at $1.00 per share, there is a risk that the share price of either Fund could fall below $1.00, which would make your shares worth less than the amount you paid for them.

       COMPARISON OF POTENTIAL RISKS AND REWARDS: PERFORMANCE INFORMATION

     The bar charts and tables below compare the potential risks and rewards of investing in the Fortis Funds and the Hartford Funds. Each bar chart provides an indication of the risks of investing in each Fund by showing changes in the Fund's performance from year to year for the last ten years or since the Fund's inception. The tables show how each Fund's average annual total returns for one year, five years and ten years (or since inception) compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.


     Keep in mind that past performance does not indicate future results. The performance for the Fortis Funds is for periods during which the Funds were managed by Fortis Advisers, Inc. Each Fortis Fund now has the same investment adviser, sub-adviser and portfolio managers as its corresponding Hartford Fund.



RISK/RETURN BAR CHARTS


     The bar charts shown below show the variability of total returns on a calendar year-end basis for each Fortis Fund and its corresponding Hartford Fund. The charts are arranged alphabetically according to the name of the Hartford Fund.

     For both the Fortis Funds and the Hartford Funds, the total returns shown in the bar charts are those of Class A shares. These shares generally are sold subject to a sales charge (load), except in the case of Fortis Money Fund and The Hartford Money Market Fund. However, total returns displayed in the bar charts do not reflect the payment of any sales charges. If these charges had been included, the returns shown would have been lower. Remember, you will not be charged any sales charges in connection with the reorganization of your Fortis Fund into its corresponding Hartford Fund.

                           THE HARTFORD ADVISERS FUND
NUMBERS ARE PERCENTAGES

1997                                                                             23.30
1998                                                                             21.09
1999                                                                             12.08
2000                                                                              0.90

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -11.13%.


BEST QUARTER:   12.39% (quarter ended 6/30/99)
WORST QUARTER:  -4.09% (quarter ended 9/30/99)


                       FORTIS ASSET ALLOCATION PORTFOLIO
NUMBERS ARE PERCENTAGES

1991                                                                             29.34
1992                                                                              6.29
1993                                                                             11.27
1994                                                                             -0.82
1995                                                                             22.01
1996                                                                             12.03
1997                                                                             19.17
1998                                                                              19.3
1999                                                                             18.71
2000                                                                             -1.35

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -13.85%.


BEST QUARTER:   17.96% (quarter ended 12/31/99)
WORST QUARTER:  -7.45% (quarter ended 9/30/98)

                        THE HARTFORD GLOBAL LEADERS FUND
NUMBERS ARE PERCENTAGES

1999                                                                             47.68
2000                                                                             -7.26

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -26.42%.


BEST QUARTER:   31.85% (quarter ended 12/31/99)
WORST QUARTER:  -8.02% (quarter ended 12/31/00)


                         FORTIS GLOBAL GROWTH PORTFOLIO

1992                                                                              6.31
1993                                                                             19.51
1994                                                                             -4.29
1995                                                                             31.56
1996                                                                             18.37
1997                                                                              7.85
1998                                                                             10.16
1999                                                                             55.54
2000                                                                            -19.64

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -33.35%.


BEST QUARTER:   40.05% (quarter ended 12/31/99)
WORST QUARTER:  -20.69% (quarter ended 9/30/98)

                      THE HARTFORD GROWTH AND INCOME FUND

1999                                                                             20.80
2000                                                                             -6.49

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -17.91%.


BEST QUARTER:   15.26% (quarter ended 12/31/99)
WORST QUARTER:  -7.04% (quarter ended 12/31/00)


                          FORTIS GROWTH & INCOME FUND

1996                                                                             18.00
1997                                                                             22.90
1998                                                                             11.56
1999                                                                             10.70
2000                                                                              4.18

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -19.96%.


BEST QUARTER:   14.06% (quarter ended 12/31/99)
WORST QUARTER:  -9.15% (quarter ended 9/30/98)

                          THE HARTFORD HIGH YIELD FUND

1999                                                                             3.47
2000                                                                             0.62

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -3.04%.


BEST QUARTER:   2.73% (quarter ended 3/31/99)
WORST QUARTER:  -1.96% (quarter ended 3/31/00)


                          FORTIS HIGH YIELD PORTFOLIO

1991                                                                             56.46
1992                                                                             15.52
1993                                                                             21.82
1994                                                                             -3.49
1995                                                                             12.29
1996                                                                             11.34
1997                                                                              9.49
1998                                                                             -0.07
1999                                                                              2.12
2000                                                                             -7.21

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -5.60%.


BEST QUARTER:   25.36% (quarter ended 3/31/91)
WORST QUARTER:  -5.33% (quarter ended 12/31/00)

                 THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

1997                                                                              0.84
1998                                                                             12.53
1999                                                                             39.13
2000                                                                            -15.52

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -26.42%.


BEST QUARTER:   22.28% (quarter ended 12/31/99)
WORST QUARTER:  -16.14% (quarter ended 9/30/98)


                     FORTIS INTERNATIONAL EQUITY PORTFOLIO

1999                                                                               118
2000                                                                            -25.31

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was -29.82%.


BEST QUARTER:   56.36% (quarter ended 12/31/99)
WORST QUARTER:  -15.84% (quarter ended 6/30/00)

                         THE HARTFORD MONEY MARKET FUND

1997                                                                             4.73
1998                                                                             4.69
1999                                                                             4.32
2000                                                                             5.33

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was 2.88%.


BEST QUARTER:   1.43% (quarter ended 12/31/00)
WORST QUARTER:  0.98% (quarter ended 6/30/99)


                               FORTIS MONEY FUND

1991                                                                             5.59
1992                                                                             3.06
1993                                                                             2.29
1994                                                                             3.45
1995                                                                             5.17
1996                                                                             4.68
1997                                                                             4.78
1998                                                                             4.82
1999                                                                             4.49
2000                                                                             5.70

The Fund's Class A share total return for the nine-month period from January 1, 2001 to September 30, 2001 was 3.00%.


BEST QUARTER:   1.56% (quarter ended 3/31/91)
WORST QUARTER:  0.54% (quarter ended 9/30/93)

AVERAGE ANNUAL TOTAL RETURN TABLES


     The following tables show the Funds' average annual total returns over different periods ended December 31, 2000 and compare those returns to one or more broad-based market indexes. Returns shown for the various classes of the Hartford Funds and the Fortis Funds reflect any applicable sales charges. Total returns for the indexes shown do not reflect sales charges, expenses or other fees the Securities and Exchange Commission requires to be reflected in the Funds' performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

     The tables are arranged alphabetically according to the name of the Hartford Fund. Please note that the average annual total return since a Fund's inception is only given for those Funds that have been in existence for less than ten calendar years.

          THE HARTFORD ADVISORS FUND/FORTIS ASSET ALLOCATION PORTFOLIO


                                                                                   SINCE INCEPTION --
                                                                                       FORTIS FUND
                                                                      SINCE      -----------------------
                                                                   INCEPTION--
                                                                    HARTFORD     CLASS B,H,
                                   1 YEAR     5 YEARS   10 YEARS     FUND(1)        C(2)      CLASS Z(3)
                                   -------    -------   --------   -----------   ----------   ----------
The Hartford Advisors Fund
  Class A........................   -4.65%       N/A       N/A        13.85%         N/A          N/A
  Class B........................   -4.84%       N/A       N/A        14.23%         N/A          N/A
  Class C(4).....................   -1.83%       N/A       N/A        14.23%         N/A          N/A
Fortis Asset Allocation Portfolio
  Class A........................   -6.03%     12.18%    12.64%         N/A          N/A          N/A
  Class B........................   -5.04%     12.44%      N/A          N/A        13.70%         N/A
  Class H........................   -5.04%     12.45%      N/A          N/A        13.70%         N/A
  Class C........................   -2.76%     12.65%      N/A          N/A        13.65%         N/A
  Class Z........................   -0.91%       N/A       N/A          N/A          N/A         8.45%
S&P 500 Index(5).................   -9.10%     18.30%    17.43%       20.69%       20.24%        0.74%
Lehman Brothers Aggregate Bond
  Index(6).......................    11.63%     6.46%     7.96%        7.57%        8.21%        8.81%
Lehman Brothers Government/
  Corporate Bond Index(7)........    11.85%     6.24%     8.00%        7.49%        7.16%        9.61%


---------------

(1) 7/22/96

(2) 11/14/94

(3) 7/27/99

(4) The Hartford Advisors Fund Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(5) A market capitalization weighted price index composed of 500 widely-held common stocks.

(6) An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

(7) A broad-based, unmanaged, market-value weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and of all publicly issued, fixed-rate, nonconvertible, investment grade domestic corporate debt.

        THE HARTFORD GLOBAL LEADERS FUND/FORTIS GLOBAL GROWTH PORTFOLIO


                                                                                 SINCE INCEPTION --
                                                                   SINCE             FORTIS FUND
                                                                INCEPTION --   -----------------------
                                                                  HARTFORD                  CLASS B, H
                                           1 YEAR     5 YEARS     FUND(1)      CLASS A(2)    AND C(3)
                                           -------    -------   ------------   ----------   ----------
The Hartford Global Leaders Fund
  Class A................................  -12.36%       N/A       26.11%          N/A          N/A
  Class B................................  -12.93%       N/A       27.44%          N/A          N/A
  Class C................................   -9.79%       N/A       27.87%          N/A          N/A
Fortis Global Growth Portfolio
  Class A................................  -23.46%     10.86%        N/A         12.64%         N/A
  Class B................................  -22.82%     10.88%        N/A           N/A        13.14%
  Class H................................  -22.79%     10.89%        N/A           N/A        13.15%
  Class C................................  -20.98%     11.19%        N/A           N/A        13.21%
MSCI Index(4)............................  -13.18%     12.52%      18.80%        11.94%       13.91%


---------------

(1) 9/30/98

(2) 7/08/91

(3) 11/14/94


(4) A broad-based, unmanaged, market capitalization weighted, total return index which measures the performance of 23 developed country global stock markets, including the United States, Canada, Europe, Australia, New Zealand and the Far East.


        THE HARTFORD GROWTH AND INCOME FUND/FORTIS GROWTH & INCOME FUND


                                                                 SINCE INCEPTION --   SINCE INCEPTION --
                                            1 YEAR     5 YEARS    HARTFORD FUND(1)      FORTIS FUND(2)
                                            -------    -------   ------------------   ------------------
The Hartford Growth and Income Fund
  Class A.................................  -11.63%       N/A           7.90%                 N/A
  Class B.................................  -12.22%       N/A           8.43%                 N/A
  Class C(3)..............................   -9.08%       N/A           9.04%                 N/A
Fortis Growth & Income Fund
  Class A.................................   -0.77%     12.19%           N/A                12.19%
  Class B.................................   -0.06%     12.22%           N/A                12.22%
  Class H.................................   -0.06%     12.22%           N/A                12.22%
  Class C.................................    2.44%     12.44%           N/A                12.44%
S&P 500 Index(4)..........................   -9.10%     18.30%         11.76%               18.30%


---------------

(1) 4/30/98

(2) 1/02/96

(3) The Hartford Growth and Income Fund Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(4) A market capitalization weighted price index composed of 500 widely held common stocks.

            THE HARTFORD HIGH YIELD FUND/FORTIS HIGH YIELD PORTFOLIO


                                                                           SINCE
                                                                        INCEPTION --   SINCE INCEPTION --
                                                                          HARTFORD     FORTIS FUND CLASS
                                         1 YEAR    5 YEARS   10 YEARS     FUND(1)          B, C, H(2)
                                         -------   -------   --------   ------------   ------------------
The Hartford High Yield Fund
  Class A..............................   -3.91%     N/A        N/A         1.21%              N/A
  Class B..............................   -5.08%     N/A        N/A         1.27%              N/A
  Class C..............................   -2.06%     N/A        N/A         2.13%              N/A
Fortis High Yield Portfolio
  Class A..............................  -11.39%    1.97%     10.15%         N/A               N/A
  Class B..............................  -10.95%    2.05%       N/A          N/A              3.36%
  Class H..............................  -10.81%    2.08%       N/A          N/A              3.36%
  Class C..............................   -8.73%    2.23%       N/A          N/A              3.34%
Lehman High Yield Corporate Index(3)...   -5.86%    6.62%      9.09%       -0.70%             6.34%


---------------

(1) 9/30/98

(2) 11/14/94

(3) A broad-based, market-value weighted index that tracks the total return performance of non-investment grade, fixed-rated, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

       THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND/FORTIS INTERNATIONAL
                                EQUITY PORTFOLIO


                                                               SINCE INCEPTION --   SINCE INCEPTION --
                                                     1 YEAR     HARTFORD FUND(1)      FORTIS FUND(2)
                                                     -------   ------------------   ------------------
The Hartford International Opportunities Fund
  Class A..........................................  -20.17%          7.21%                 N/A
  Class B..........................................  -21.20%          7.47%                 N/A
  Class C(3).......................................  -16.20%          7.56%                 N/A
Fortis International Equity Portfolio
  Class A..........................................  -28.86%           N/A                20.67%
  Class B..........................................  -28.41%           N/A                21.29%
  Class H..........................................  -28.43%           N/A                21.24%
  Class C..........................................  -26.61%           N/A                21.95%
EAFE GDP Index(4)..................................  -18.04%         10.51%(5)             8.52%
MSCI EAFE Index(6).................................  -13.96%          6.25%(5)             5.14%


---------------

(1) 7/22/96

(2) 3/02/98

(3) Class C shares commenced operation on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B shares performance and operating expenses less Class C share sales charges.

(4) The Morgan Stanley Europe, Australia, Far East GDP Index is an unmanaged index of stocks of companies representing stock markets in Europe, Australia, New Zealand and the Far East.


(5) Return is from 7/31/96 to 12/31/00.


(6) An unmanaged index of the stocks of Europe, Australia and the Far East.

                THE HARTFORD MONEY MARKET FUND/FORTIS MONEY FUND


                                                                                         SINCE INCEPTION --
                                                                    SINCE INCEPTION --   FORTIS FUND CLASS
                                      1 YEAR   5 YEARS   10 YEARS    HARTFORD FUND(1)      B, H AND C(2)
                                      ------   -------   --------   ------------------   ------------------
The Hartford Money Market Fund
  Class A...........................   5.53%     N/A        N/A            4.79%                 N/A
  Class B...........................  -0.20%     N/A        N/A            3.29%                 N/A
  Class C(3)........................  -2.74%     N/A        N/A            3.79%                 N/A
Fortis Money Fund
  Class A...........................   5.70%    4.89%      4.40%            N/A                  N/A
  Class B...........................   1.27%    3.78%       N/A             N/A                 4.18%
  Class H...........................   1.25%    3.80%       N/A             N/A                 4.18%
  Class C...........................   3.84%    4.38%       N/A             N/A                 4.46%
60-Day Treasury Bill Index(4).......   6.11%    5.27%      4.85%           5.27%                5.35%(5)


---------------

(1) 7/22/96

(2) 11/14/94

(3) The Hartford Money Market Fund Class C shares commenced operations on July 31, 1998. Class C share performance prior to July 31, 1998 reflects Class B share performance and operating expenses less Class C share sales charges.

(4) An unmanaged index of short-term treasury bills.


(5) Return is from 10/31/94 to 12/31/00.

                            COMPARISON OF OPERATIONS

INVESTMENT ADVISORY AGREEMENTS


     Hartford Investment Financial Services, LLC ("HIFSCO") serves as the investment manager of each of the Hartford Funds. HIFSCO also has acted as the investment manager of each of the Fortis Funds since the Fortis Funds' previous adviser, Fortis Advisers, Inc., was acquired by The Hartford Life and Accident Insurance Company on April 2, 2001 (the "Acquisition"). HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $170.6 billion in assets as of September 30, 2001. HIFSCO had over $11.0 billion in assets under management as of September 30, 2001. HIFSCO is responsible for the management of each Hartford Fund and each Fortis Fund and supervises the activities of the investment sub-advisers described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.



     Wellington Management Company, LLP is the investment sub-adviser to The Hartford Advisers Fund, The Hartford Global Leaders Fund, The Hartford Growth and Income Fund and The Hartford International Opportunities Fund. Since the Acquisition, Wellington Management also has acted as the investment sub-adviser to each corresponding Fortis Fund: Fortis Asset Allocation Portfolio, Fortis Global Growth Portfolio, Fortis Growth & Income Fund and Fortis International Equity Portfolio. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of June 30, 2001, Wellington Management had investment management authority over approximately $295 billion in assets. Wellington Management is principally located at 75 State Street, Boston Massachusetts 02109.



     The Hartford Investment Management Company ("HIMCO(R)") is the investment sub-adviser to The Hartford High Yield Fund, The Hartford Money Market Fund and, since the Acquisition, Fortis High Yield Portfolio and Fortis Money Fund. HIMCO is a professional money management firm that provides services to investment companies, employee benefit plans and insurance companies. HIMCO is a wholly owned subsidiary of The Hartford. As of September 30, 2001, HIMCO and its wholly owned subsidiary had investment authority over approximately $73.7 billion in assets. HIMCO is principally located at 55 Farmington Avenue, Hartford, Connecticut 06105.


     The same individuals from either Wellington Management or HIMCO who are primarily responsible for the day-to-day management of a Hartford Fund are also responsible for the day-to-day management of the corresponding Fortis Fund.

OTHER SERVICE PROVIDERS

     The Hartford Funds and the Fortis Funds have the same distributor, transfer agent and custodian, and different independent accountants. In all cases, the types of services provided to the Funds under these service arrangements are substantially similar.

                                          HARTFORD FUNDS                     FORTIS FUNDS
                                          --------------                     ------------
Distributor....................  Hartford Investment Financial     Hartford Investment Financial
                                 Services Company                  Services Company
Transfer Agent.................  Hartford Administrative Services  Hartford Administrative Services
                                 Company (known as Fortis          Company
                                 Advisers, Inc. prior to the
                                 Acquisition)
Custodian......................  State Street Bank and Trust       State Street Bank and Trust
                                 Company                           Company
Independent Accountants........  Arthur Andersen LLP               KPMG LLP

SALES LOAD, DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

     Each Hartford Fund offers Class A, Class B, Class C and Class Y Shares. Each class, other than Class Y, has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders.

     Each Fortis Fund offers Class A, Class B, Class H and Class C shares. In addition, Fortis Asset Allocation Portfolio offers Class Z shares. Each of these classes, other than Class Z, has also adopted a Rule 12b-1 plan.

     In the Reorganization, Fortis Fund shareholders will receive Hartford Fund shares of a comparable class, as set forth below:

                                    WILL RECEIVE SHARES OF
FORTIS FUND                             HARTFORD FUND
-----------                         ----------------------
Class A                                    Class A
Class B or Class H                         Class B
Class C                                    Class C
Class Z                                    Class A


     Hartford Fund and Fortis Fund Class A Shares. Class A shares of both the Hartford Funds and the Fortis Funds may be purchased at a public offering price equal to their net asset value per share plus a sales charge, except that Class A shares of The Hartford Money Market Fund and Fortis Money Fund are not subject to a sales charge. A comparison of front-end sales charges is set forth in the following tables.


                        SALES CHARGES FOR EQUITY FUNDS*

                                               HARTFORD FUNDS                         FORTIS FUNDS}
                                     -----------------------------------   -----------------------------------
                                                                DEALER                                DEALER
                                                              COMMISSION                            COMMISSION
                                     AS A % OF   AS A % OF    AS A % OF    AS A % OF   AS A % OF    AS A % OF
                                     OFFERING       NET        OFFERING    OFFERING       NET        OFFERING
YOUR INVESTMENT                        PRICE     INVESTMENT     PRICE        PRICE     INVESTMENT    PRICE**
---------------                      ---------   ----------   ----------   ---------   ----------   ----------
Less than $50,000..................    5.50%        5.82%        4.75%       4.75%        4.99%        4.00%
$50,000-$99,999....................    4.50%        4.71%        4.00%       4.75%        4.99%        4.00%
$100,000-$249,999..................    3.50%        3.63%        3.00%       3.50%        3.63%        3.00%
$250,000-$499,999..................    2.50%        2.56%        2.00%       2.50%        2.56%        2.25%
$500,000-$999,999..................    2.00%        2.04%        1.75%       2.00%        2.04%        1.75%
$1,000,000 or more***..............       0%           0%        ****           0%           0%        1.00%

---------------

* Includes The Hartford Advisers Fund, The Hartford Global Leaders Fund, The Hartford Growth and Income Fund, The Hartford International Opportunities Fund, Fortis Asset Allocation Portfolio, Fortis Global Growth Portfolio, Fortis Growth & Income Fund, and Fortis International Equity Portfolio.

** A dealer receives additional compensation (as a percentage of the sales charge) when its annual sales of funds in the Fortis Fund family that have a sales charge exceed $10 million (2%), $25 million (4%) and $50 million (5%).

*** There is a contingent deferred sales charge of 1% on Hartford Fund shares sold within 18 months of purchase and on Fortis Fund shares sold within two years of purchase.

**** Up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million.

                       SALES CHARGES FOR HIGH YIELD FUNDS

                                   THE HARTFORD HIGH YIELD FUND           FORTIS HIGH YIELD PORTFOLIO
                                -----------------------------------   -----------------------------------
                                                           DEALER                                DEALER
                                                         COMMISSION                            COMMISSION
                                AS A % OF   AS A % OF    AS A % OF    AS A % OF   AS A % OF    AS A % OF
                                OFFERING       NET        OFFERING    OFFERING       NET        OFFERING
YOUR INVESTMENT                   PRICE     INVESTMENT     PRICE        PRICE     INVESTMENT     PRICE*
---------------                 ---------   ----------   ----------   ---------   ----------   ----------
Less than $50,000.............    4.50%        4.71%        3.75%       4.50%        4.71%        4.00%
$50,000-$99,999...............    4.00%        4.17%        3.50%       4.50%        4.71%        4.00%
$100,000-$249,999.............    3.50%        3.63%        3.00%       3.50%        3.63%        3.00%
$250,000-$499,999.............    2.50%        2.56%        2.00%       2.50%        2.56%        2.25%
$500,000-$999,999.............    2.00%        2.04%        1.75%       2.00%        2.04%        1.75%
$1,000,000 or more**..........       0%           0%         ***           0%           0%        1.00%

---------------

* A dealer receives additional compensation (as a percentage of the sales charge) when its annual sales of funds in the Fortis Fund family that have a sales charge exceed $10 million (2%), $25 million (4%) and $50 million (5%).

** There is a contingent deferred sales charge of 1% on Hartford Fund shares sold within 18 months of purchase and on Fortis Fund shares sold within two years of purchase.

*** Up to 1.00% of the first $4 million, plus 0.50% of the next $6 million, plus
    0.25% of share purchases over $10 million.


     Hartford Fund Class A shares are subject to Rule 12b-1 distribution and service fees of 0.35%. The Hartford Funds' distributor has contractually agreed to reduce this fee to 0.30% through at least February 28, 2003. The waiver may be discontinued at any time thereafter. Rule 12b-1 fees for the Fortis Funds are 0.45% for Asset Allocation Portfolio, 0.35% for High Yield Portfolio, 0.25% for Global Growth Portfolio, Growth & Income Fund and International Equity Portfolio, and 0.20% for Money Fund.


     Hartford Fund Class B Shares; Fortis Fund Class B and Class H
Shares. Class B shares of the Hartford Funds and Class B and Class H shares of the Fortis Funds are offered at their net asset value per share, without any initial sales charge. The shares are subject to a contingent deferred sales charge ("CDSC") if sold within a certain period of time, as described in the table below. Hartford Fund Class B shares and Fortis Fund Class B and Class H shares automatically convert to Class A shares after eight years.

YEARS AFTER                                                   HARTFORD FUNDS   FORTIS FUNDS
PURCHASE                                                           CDSC            CDSC
-----------                                                   --------------   ------------
1st year....................................................       5.00%           4.00%
2nd year....................................................       4.00%           4.00%
3rd year....................................................       3.00%           3.00%
4th year....................................................       3.00%           3.00%
5th year....................................................       2.00%           2.00%
6th year....................................................       1.00%           1.00%
After 6 years...............................................       None            None

     Both Hartford Fund Class B shares and Fortis Fund Class B and Class H shares are subject to Rule 12b-1 distribution and service fees of 1.00% of a Fund's average daily net assets.

     Class B and Class H shares of the Fortis Funds differ only in the amount of compensation paid by the Fortis Funds' distributor to dealers who sell the shares.

     Hartford Fund and Fortis Fund Class C Shares. Hartford Fund Class C shares are subject to a 1.00% front-end sales charge, as well as a 1.00% CDSC if the shares are sold within one year of purchase.

Fortis Fund Class C shares also are subject to a 1.00% CDSC if sold within one year of purchase, but they are not subject to an initial sales charge.

     Both Hartford Fund and Fortis Fund Class C shares are subject to Rule 12b-1 distribution and service fees of 1.00% of a Fund's average daily net assets. There is no automatic conversion to Class A shares for either the Hartford Fund or the Fortis Fund Class C shares, so annual expenses continue at the Class C level throughout the life of an investment.


     Sales Charge Reductions and Waivers. Class A share sales charges for both the Hartford Funds and the Fortis Funds are subject to reductions and waivers under similar circumstances, as set forth in the Funds' prospectuses.



     The Hartford Funds waive payment of the Class B share and Class C share CDSC to make systematic withdrawal plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated. The Fortis Funds waive payment of the Class B share and Class H share CDSC (but not the Class C share CDSC) on redemptions of shares that represent, on an annual (non-cumulative) basis, up to 10% of the amount (at the time of investment) of the shareholder's purchases. The Hartford Funds and the Fortis Funds waive payment of CDSCs under certain other similar circumstances, as set forth in the Funds' prospectuses.


     Fortis Fund Class Z Shares. Fortis Fund Class Z shares are available only in Asset Allocation Portfolio and only for investment by:


     - Accounts of Fortis, Inc. or its subsidiaries, officers, directors, employees and sales representatives (and their families) which were in existence and entitled to purchase Class Z shares at the time of the acquisition of Fortis Advisers, Inc. by The Hartford Life and Accident Insurance Company ("Hartford Life") on April 2, 2001 (the "Acquisition");


     - Pension, profit sharing and other retirement plans created for the benefit of Fortis Inc. or its subsidiaries which were in existence and entitled to purchase Class Z shares at the time of the Acquisition; and


     - Present or former officers, directors and employees (and their families) of the Fortis Funds, The Hartford, Wellington Management, the Funds' transfer agent, and their affiliates.


     Investors do not pay any sales charge on Fortis Fund Class Z shares, either at the time of purchase or upon redemption. In addition, Fortis Fund Class Z shares are not subject to any Rule 12b-1 distribution or service fees.

     Fortis Fund Class Z shares will be exchanged for Hartford Fund Class A shares which are subject to Rule 12b-1 distribution and service fees of 0.35%, as described above.

PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

     The transfer agent and dividend disbursing agent for each of the Hartford Funds and Fortis Funds is Hartford Administrative Services Company (known as Fortis Advisers, Inc. before the Acquisition). Procedures for the purchase, exchange and redemption of each Hartford Fund's shares are similar to the procedures applicable to the purchase, exchange and redemption of the Fortis Fund shares. Reference is made to the Prospectuses of the Hartford Funds, and the Prospectuses of the Fortis Funds, each of which is incorporated herein by reference, for a complete description of the procedures applicable to purchases, exchanges and redemptions of Hartford Fund and Fortis Fund shares, respectively. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Hartford Fund shares and the Fortis Fund shares.

     Minimum Investments. The minimum initial investment for each Hartford Fund, which may be waived in certain circumstances, is $500 for non-retirement accounts, $250 for retirement accounts, and $25 to open an Automatic Investment Plan, with required investments of at least $25 a month. The minimum required for subsequent investments is $25.

     The minimum initial investment in any of the Fortis Funds is $500, except that the minimum initial investment under the Systematic Investment Plan is $25 for the Pre-Authorized Check Plan and $50 for any other Systematic Investment Plan (except for telephone or wire orders). The minimum subsequent investment is $50 for investments by mail ($25 for the Pre-Authorized Check Plan), $25 for investments by telephone through the Fortis Information Line and Fortis Internet Website, and $500 for other investments by telephone or investments by wire.


     Investing by Telephone. Both the Hartford Funds and the Fortis Funds offer automated telephone investing and internet investing. Hartford Fund investors may add to an account by telephone or the internet if their bank or credit union is a member of the Automated Clearing House (ACH) system and they have completed the "Telephone Exchanges and Telephone Redemption" and the "Bank Account or Credit Union Information" sections on their account application.


     For the Fortis Funds, except for Fortis Money Fund, if an investor has a bank account authorization form on file, he or she may invest $25-$150,000 by telephone through the automated Fortis Information Line and Fortis Internet Website. Registered representatives may also make purchases on an investor's behalf by telephone. The investor's check and account application must be promptly forwarded so as to be received within three business days.

     Investing by Wire. An investor may make initial and subsequent purchases by wire of both Hartford Fund and Fortis Fund shares by instructing his or her bank to wire funds in the manner described in the respective Fund's prospectus. For the Fortis Funds, there is a $500 minimum for wire purchases. Before making an initial purchase of shares by wire in either the Hartford Funds or the Fortis Funds, an investor must complete an application and obtain an account number.

     Investing by Mail. Investors in both the Hartford Funds and the Fortis Funds may open and add to accounts by mail.

     Exchange Privilege. Hartford Fund shareholders may exchange shares of one Hartford Fund for shares of the same class of any other Hartford Fund. Similarly, except for Class Z shares, shareholders may exchange their Fortis Fund shares for the same class of shares in another Fortis Fund. Class Z shares of Asset Allocation Portfolio may be exchanged for Class Z shares of Fortis Growth Fund or for Class A shares of any other Fortis Fund. For both the Fortis Funds and the Hartford Funds, shareholders pay no exchange fee or additional sales charges for exchanges, except in the case of exchanges of money market fund Class A shares that have not already incurred a sales charge. A Hartford Fund shareholder may make an exchange by calling his or her financial representative or the Fund's transfer agent. A Fortis Fund shareholder may make an exchange by writing to or telephoning his or her broker-dealer, sales representative, or the applicable Fortis Fund.

     Redemption. Shares of both the Hartford Funds and the Fortis Funds may be redeemed by mail or by telephone. Redemptions by telephone are restricted to sales of up to $50,000 for the Fortis Funds and to sales of $50,000 in any seven day period for the Hartford Funds. Hartford Money Market Fund Class A shares and Fortis Money Fund shares also may be redeemed by check for amounts over $100.

     Both the Hartford Funds and the Fortis Funds offer automatic investment plans and systematic withdrawal plans. The Hartford Funds also offer a dollar cost averaging plan. For additional information concerning purchase, exchange and redemption procedures for the Hartford Funds, see the accompanying Hartford Fund prospectus under the captions "About Your Account" and "Transaction Policies."

DIVIDENDS AND OTHER DISTRIBUTIONS

     The following chart compares when each Fortis Fund and each Hartford Fund declares and pays dividends. All of the Fortis Funds and Hartford Funds declare and pay capital gain distributions, if any, at least annually.

                            DIVIDEND                                     DIVIDEND
FORTIS FUND               DISTRIBUTIONS         HARTFORD FUND         DISTRIBUTIONS
-----------               -------------         -------------         -------------
Fortis Asset            Declares and pays  The Hartford Advisers    Declares and pays
Allocation Portfolio    quarterly          Fund                     quarterly
Fortis Global Growth    Declares and pays  The Hartford Global      Declares and pays
Portfolio               annually           Leaders Fund             annually
Fortis Growth & Income  Declares and pays  The Hartford Growth and  Declares and pays
Fund                    annually           Income Fund              quarterly
Fortis High Yield       Declares daily     The Hartford High Yield  Declares and pays
Portfolio               and pays monthly   Fund                     monthly
Fortis International    Declares and pays  The Hartford             Declares and pays
Equity Portfolio        annually           International            annually
                                           Opportunities Fund
Fortis Money Fund       Declares daily     The Hartford Money       Declares daily and
                        and pays monthly   Market Fund              pays monthly

     With respect to both the Hartford Funds and the Fortis Funds, unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares of the same class at net asset value.

TAX CONSEQUENCES

     As a condition to the Reorganization, each Hartford Fund and each Fortis Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Code so that neither the Hartford Fund nor the Fortis Fund nor the shareholders of the Fortis Fund will recognize any gain or loss. The tax basis of the Hartford Fund's shares received by the Fortis Fund's shareholders will be the same as the tax basis of their shares in the Fortis Fund.

                      INFORMATION ABOUT THE REORGANIZATION

CONSIDERATIONS BY THE BOARD OF DIRECTORS OF THE FORTIS FUNDS


     The Board of Directors of the Fortis Funds believes that the proposed Reorganization is in the best interests of each Fortis Fund and its shareholders and that the interests of the Fortis Fund shareholders will not be diluted as a result of the Reorganization. The Board first considered engaging in such transactions with the Hartford Funds at an in-person meeting of the Board of Directors held on June 20, 2001. At this meeting, representatives of Hartford Life and its affiliates discussed the proposed Reorganization with the Board in general terms. These representatives also presented certain preliminary information to the Board, including comparative performance, expense and asset size information for the Hartford Funds and the Fortis Funds. In considering the proposed Reorganization, the Board was advised at all formal meetings by the Fortis Funds' outside legal counsel.



     The Board met again in person on August 2, 2001 to receive additional information concerning the Reorganization. At this meeting, the Board (including all of the directors who are not "interested persons," as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) unanimously approved the Reorganization, subject to the satisfaction of certain conditions including their review and approval of the Plan. On August 10, 2001, four independent directors of the Fortis Funds met informally in person with four independent directors of the Hartford Funds. The Fortis Fund independent directors then met telephonically on August 24, 2001, to discuss the status of the conditions to their approval. The Board subsequently reviewed and unanimously approved the Reorganization and Plan at an in-person meeting (with two directors attending telephonically) held September 26, 2001, and recommended its approval by Fortis Fund shareholders. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Fortis Fund and that the interests of Fortis Fund shareholders would not be diluted as a result of the Reorganization. In approving the Plan, the Board considered the following factors:


     - The investment objectives of the Fortis Funds and their corresponding Hartford Funds are substantially similar and their investment policies and strategies are substantially identical. In addition, corresponding Fortis Funds and Hartford Funds are managed by the same portfolio managers. Thus, the Reorganization will enable Fortis Fund shareholders to continue their current investment programs without substantial disruption.


     - The Reorganization will result in each surviving Fund having a larger asset base. In addition, the surviving Funds will have access to The Hartford's substantially larger distribution network which may generate additional assets for the Funds. Thus, the Reorganization may give Fortis Fund shareholders the benefit of economies of scale.

     - The Reorganization will allow Fortis Fund shareholders access to The Hartford's larger family of retail mutual funds. After the Reorganization, Fortis Fund shareholders will be able to exchange into shares of any other Hartford retail mutual fund without paying a sales charge (except for The Hartford MidCap Fund, which currently is not available to new investors). Thus, as a result of the Reorganization, Fortis Fund shareholders will gain access to a much broader range of funds.

     - Fortis Fund shareholders will not have to pay any federal income tax solely as a result of the Reorganization.

     - The Board noted that the Fortis Funds will be required to distribute any realized capital gains to shareholders prior to the Reorganization (except with respect to Fortis Money Fund, which would not be expected to have any capital gains or losses) and that any such distributions generally would be taxable to shareholders.

     - Hartford Life or the applicable Hartford Funds will be responsible for the payment of the expenses related to consummating the Reorganization.

     - The proposed Reorganization will be effected on the basis of the relative net asset values of the Hartford Funds and their corresponding Fortis Funds, so that Fortis Fund shareholders will receive Hartford Fund shares having a total net asset value equal to the total net asset value of their Fortis Fund shares as of the closing of the Reorganization.


     - The historical performance of the respective Hartford Funds generally compares favorably to that of the corresponding Fortis Funds. In addition, the expense ratios after voluntary fee waivers of the Hartford Funds are within industry norms and are comparable to or slightly lower than those of the corresponding Fortis Funds in three out of six cases. The Board noted in this regard that the after-waiver expense ratios of The Hartford Global Leaders Fund, The Hartford High Yield Fund and The Hartford Money Market Fund are higher than those of Fortis Global Growth Portfolio, Fortis High Yield Portfolio and Fortis Money Fund, respectively. In addition, for the Fortis Asset Allocation Portfolio Class Z shareholders, expenses will be higher after the Reorganization because those shares are being exchanged for Class A Hartford Fund shares. The Board also noted that HIFSCO could discontinue its fee waivers at any time after February 28, 2002 (which date was changed to February 28, 2003 subsequent to the Board meeting), which would result in increased expenses for several of the Hartford Funds. See
       "Summary -- Comparative Fee Tables." The Board believes that these latter factors are counterbalanced by the economies of scale that may result from the proposed Reorganization and by the other anticipated benefits of the proposed transactions to Fortis Fund shareholders.


     The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

     Subsequent to the September 26, 2001 Board meeting, the Hartford Funds entered into transfer agency agreements with Hartford Administrative Services Company that provide for the calculation of transfer agency fees on a different basis than had previously been the case. In addition, Hartford Fund fee and expense information for the fiscal year ended October 31, 2001 became available. The Fortis Fund Board determined that it would be appropriate to reconsider the Reorganization in light of this new financial information, and did so at its regular quarterly meeting on December 13, 2001. Upon reexamining Hartford Fund expense ratios, the Board noted that expense ratios after voluntary waivers continued to be within industry norms and remained comparable to or slightly lower than those of the corresponding Fortis Funds in three out of six cases when comparing Class A shares. The Board also noted that the new transfer agency fees were within industry norms and that HIFSCO had extended its fee waivers through February 28, 2003. Based on these factors and its earlier considerations, the Board reaffirmed its determination that participation in the Reorganization is in the best interests of each Fortis Fund and that the interests of Fortis Fund shareholders will not be diluted as a result of the Reorganization.


     Under Maryland law and the Fortis Funds' organizational documents, the directors of each Fortis Fund are entitled to be indemnified by the applicable fund for certain liabilities they may incur in connection with their service as directors. Under the Plan, each Hartford Fund is required to assume all of the liabilities of its corresponding Fortis Fund, including any obligation of the Fortis Fund to indemnify the Fortis Fund directors.


     The Board of Directors of the Hartford Funds (including a majority of the Directors who are not "interested persons," as that term is defined in the 1940
Act), approved the Plan on September 26, 2001. The Board has unanimously concluded that consummation of the Reorganization is in the best interests of the Hartford Funds and the shareholders of the Hartford Funds and that the interests of Hartford Fund shareholders would not be diluted as a result of effecting the Reorganization and have unanimously voted to approve the Plan.


DESCRIPTION OF THE PLAN OF REORGANIZATION

     The Plan provides that your Fortis Fund will transfer all its assets and liabilities to a corresponding Hartford Fund in exchange solely for the Hartford Fund's shares to be distributed pro rata by the Fortis Fund to its shareholders in complete liquidation of the Fortis Fund on or about February 19, 2002 (the "Closing Date"). The value of each Fortis Fund's assets to be acquired by the Hartford Fund shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on the Closing Date (the "Closing"). Fortis Fund shareholders will become shareholders of the corresponding Hartford Fund as of the Closing, and will be entitled to the Hartford Fund's next dividend distribution thereafter. Fortis Fund shareholders will receive Hartford Fund shares of a comparable class having a total net asset value equal to the total net asset value of their Fortis Fund shares as of the Closing. Fortis Fund Class A, Class B and Class C shareholders will receive Class A, Class B or Class C shares, respectively, of the corresponding Hartford Fund. Fortis Fund Class H shareholders will receive Hartford Fund Class B shares. Fortis Asset Allocation Portfolio Class Z shareholders will receive The Hartford Advisers Fund Class A shares.

     On or before the Closing, each Fortis Fund will declare and pay a dividend or dividends which, together with all previous dividends, shall have the effect of distributing to its shareholders substantially all of its net investment income and realized net capital gain, if any, for all taxable years ending on or before the Closing Date.

     The Plan provides that no sales charges will be incurred by Fortis Fund shareholders in connection with their acquisition of Hartford Fund shares in the Reorganization. The Plan also provides that former holders of Fortis Fund shares that were subject to a contingent deferred sales charge will receive credit for the period they held such Fortis Fund shares in determining any contingent deferred sales charge due upon redemption of the Hartford Fund shares they receive in the Reorganization and in determining the date upon which any Hartford Fund Class B shares received in the Reorganization convert to Hartford Fund Class A shares.

     Consummation of the Reorganization is subject to the conditions set forth in the Plan, including receipt of an opinion in form and substance reasonably satisfactory to the Fortis Funds and the Hartford Funds, as described under the caption "Federal Income Tax Consequences" below. The Plan may be terminated and the Reorganization may be abandoned at any time before or after approval by the Fortis Fund shareholders prior to the Closing Date by either party if it believes that consummation of the Reorganization would not be in the best interests of its shareholders.

     Under the Plan, Hartford Life or the applicable Hartford Funds will be responsible for the payment of the expenses related to consummating the Reorganization. Such expenses include, but are not limited to, accountants' fees, legal fees, registration fees, transfer taxes (if any), the fees of banks and transfer agents and the costs of preparing, printing, copying and mailing proxy solicitation materials to the Fortis Fund shareholders and the costs of holding the Special Meeting (as hereinafter defined).


     The foregoing description of the Plan entered into between the Hartford Funds and the Fortis Funds is qualified in its entirety by the terms and provisions of the Plan, the form of which is attached hereto as Appendix A and incorporated herein by reference thereto.


DESCRIPTION OF HARTFORD FUND SHARES

     Full and fractional shares of the Hartford Funds will be issued in the Reorganization without the imposition of a sales charge or other fee to the Fortis Fund shareholders in accordance with the procedures described above. Shares of the Hartford Funds to be issued to Fortis Fund shareholders under the Plan will be fully paid and non-assessable when issued and transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Hartford Fund into which your Fortis Fund will be reorganized, provided herewith for additional information about shares of the Hartford Fund.

FEDERAL INCOME TAX CONSEQUENCES


     As a condition to each Reorganization, the participating Hartford Fund and Fortis Fund will receive an opinion from counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes: (1) the Reorganization will qualify as a "reorganization" under section 368(a)(1) of the Code, and the Hartford Fund and the Fortis Fund involved therein each will be "a party to a reorganization" within the meaning of section 368(b) of the Code; (2) the Fortis Fund will recognize no gain or loss on the transfer of its assets to the Hartford Fund in exchange solely for the Hartford Fund's shares or on the subsequent distribution of those shares to the Fortis Fund's shareholders in exchange for their Fortis Fund shares; (3) the Hartford Fund will recognize no gain or loss on its receipt of those assets in exchange solely for its shares;
(4) the Hartford Fund's basis in those assets will be the same as the Fortis Fund's basis therein immediately before the Reorganization, and the Hartford Fund's holding period for those assets will include the Fortis Fund's holding period therefor; (5) a Fortis Fund shareholder will recognize no gain or loss on the constructive exchange of the shareholder's Fortis Fund shares solely for Hartford Fund shares pursuant to the Reorganization; and (6) a Fortis Fund shareholder's aggregate basis in the Hartford Fund shares received by the shareholder in the Reorganization will be the same as the aggregate basis in the shareholder's Fortis Fund shares to be constructively surrendered in exchange for those Fortis Fund shares, and the shareholder's holding period for those Hartford Fund shares will include the shareholder's holding period for those Fortis Fund shares, provided the shareholder holds them as capital assets at the time of the Reorganization.


     You should recognize that an opinion of counsel is not binding on the Internal Revenue Service ("IRS") or any court. Neither the Fortis Funds nor the Hartford Funds expect to obtain a ruling from the IRS regarding the consequences of the Reorganizations. Accordingly, if the IRS sought to challenge the tax treatment of any Reorganization and was successful, neither of which is anticipated, the Reorganization would be treated as a taxable sale of assets of the participating Fortis Fund, followed by the taxable liquidation thereof.

     Because the investment policies and practices of the Hartford Funds are substantially identical to those of their corresponding Fortis Funds, the Hartford Funds do not anticipate that taxable sales involving significant amounts of securities of the combined portfolios will have to be made after the Reorganizations.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

     At a special meeting of Fortis Fund shareholders held on May 31, 2001, as adjourned to June 21, 2001, Fortis Fund shareholders approved the reorganization of each Fortis Fund as a series of a Maryland corporation. The Fortis Funds had previously been organized as Minnesota corporations or series of Minnesota corporations. The reorganization was effected as of the close of business on November 30, 2001. Because the Hartford Funds are also series of a Maryland corporation, your rights as a shareholder of a Hartford Fund will not differ from your rights as a shareholder of a Fortis Fund.

                                 CAPITALIZATION


     The following tables set forth the unaudited capitalization of each Fortis Fund and of the Hartford Fund into which the Fortis Fund will be reorganized as of October 31, 2001:



                                                                        FORTIS ASSET     HARTFORD PRO
                                                      THE HARTFORD       ALLOCATION         FORMA
                                                      ADVISERS FUND      PORTFOLIO         COMBINED
                                                      -------------   ----------------   ------------
Net Assets (in thousands)...........................   $ 2,245,891      $   224,074      $ 2,469,965
Net Asset Value Per Share
  Class A...........................................   $     14.38      $     14.14      $     14.38
  Class B...........................................   $     14.24      $     14.02      $     14.24
  Class C...........................................   $     14.37      $     13.94      $     14.37
  Class H...........................................   $        --      $     14.00      $        --
  Class Z...........................................   $        --      $     14.13      $        --
  Class Y...........................................   $     14.54               --      $     14.54
Shares Outstanding
  Class A...........................................    75,719,253       10,755,133       86,456,192
  Class B...........................................    43,726,969        1,638,505       47,881,273
  Class C...........................................    33,286,046          756,693       34,020,096
  Class H...........................................            --        2,584,675               --
  Class Z...........................................            --          164,162               --
  Class Y...........................................     3,875,798               --        3,875,798



                                                         THE HARTFORD    FORTIS GLOBAL   HARTFORD PRO
                                                        GLOBAL LEADERS      GROWTH          FORMA
                                                             FUND          PORTFOLIO       COMBINED
                                                        --------------   -------------   ------------
Net Assets (in thousands).............................   $   421,549      $  110,970     $   532,519
Net Asset Value Per Share
  Class A.............................................   $     12.83      $    18.76     $     12.83
  Class B.............................................   $     12.54      $    17.70     $     12.54
  Class C.............................................   $     12.55      $    17.77     $     12.55
  Class H.............................................   $        --      $    17.70     $        --
  Class Y.............................................   $     13.03      $       --     $     13.03
Shares Outstanding
  Class A.............................................    19,262,984       4,351,471      25,625,696
  Class B.............................................     5,021,010         631,687       7,075,559
  Class C.............................................     8,254,026         202,464       8,540,702
  Class H.............................................            --         823,909              --
  Class Y.............................................       607,000              --         607,000

                                                         THE HARTFORD     FORTIS       HARTFORD
                                                          GROWTH AND     GROWTH &      PRO FORMA
                                                         INCOME FUND    INCOME FUND    COMBINED
                                                         ------------   -----------   -----------
Net Assets (in thousands)..............................  $   343,757    $   33,920    $   377,677
Net Asset Value Per Share
  Class A..............................................  $     10.36    $    12.94    $     10.36
  Class B..............................................  $     10.10    $    12.74    $     10.10
  Class C..............................................  $     10.11    $    12.74    $     10.11
  Class H..............................................  $        --    $    12.75    $        --
  Class Y..............................................  $     10.52    $       --    $     10.52
Shares Outstanding
  Class A..............................................   23,146,033     1,553,904     25,086,913
  Class B..............................................    4,276,016       528,563      5,454,224
  Class C..............................................    5,974,996       150,502      6,164,649
  Class H..............................................           --       405,177             --
  Class Y..............................................       42,000            --         42,000



                                                        THE HARTFORD   FORTIS HIGH    HARTFORD
                                                         HIGH YIELD       YIELD       PRO FORMA
                                                            FUND        PORTFOLIO     COMBINED
                                                        ------------   -----------   -----------
Net Assets (in thousands).............................   $   94,503    $   102,164   $   196,667
Net Asset Value Per Share
  Class A.............................................   $     8.45    $      4.96   $      8.45
  Class B.............................................   $     8.43    $      4.97   $      8.43
  Class C.............................................   $     8.43    $      4.96   $      8.43
  Class H.............................................   $       --    $      4.96   $        --
  Class Y.............................................   $     8.48    $        --   $      8.48
Shares Outstanding
  Class A.............................................    5,418,019     12,754,174    12,904,493
  Class B.............................................    2,006,998      2,147,217     6,276,866
  Class C.............................................    3,273,993        583,456     3,617,284
  Class H.............................................           --      5,105,508            --
  Class Y.............................................      498,001             --       498,001

                                                          THE HARTFORD       FORTIS
                                                          INTERNATIONAL   INTERNATIONAL    HARTFORD
                                                          OPPORTUNITIES      EQUITY       PRO FORMA
                                                              FUND          PORTFOLIO      COMBINED
                                                          -------------   -------------   ----------
Net Assets (in thousands)...............................   $  126,739      $   21,523     $  148,262
Net Asset Value Per Share
  Class A...............................................   $     9.33      $    13.31     $     9.33
  Class B...............................................   $     9.04      $    13.06     $     9.04
  Class C...............................................   $     8.99      $    13.06     $     8.99
  Class H...............................................   $       --      $    13.05     $       --
  Class Y...............................................   $     9.49      $       --     $     9.49
Shares Outstanding
  Class A...............................................    7,754,975       1,105,649      9,332,273
  Class B...............................................    2,080,000         212,933      2,716,739
  Class C...............................................    2,060,011          80,378      2,176,778
  Class H...............................................           --         227,986             --
  Class Y...............................................    1,800,010              --      1,800,010



                                                     THE HARTFORD                    HARTFORD
                                                     MONEY MARKET   FORTIS MONEY    PRO FORMA
                                                         FUND           FUND         COMBINED
                                                     ------------   ------------   ------------
Net Assets (in thousands)..........................  $   222,928    $    209,701   $    432,629
Net Asset Value Per Share
  Class A..........................................  $      1.00    $       1.00   $       1.00
  Class B..........................................  $      1.00    $       1.00   $       1.00
  Class C..........................................  $      1.00    $       1.00   $       1.00
  Class H..........................................  $        --    $       1.00   $         --
  Class Y..........................................  $      1.00    $         --   $       1.00
Shares Outstanding
  Class A..........................................   86,748,000     202,662,473    289,410,473
  Class B..........................................   48,998,000       3,027,374     54,754,055
  Class C..........................................   53,873,000       1,281,979     55,154,979
  Class H..........................................           --       2,728,681             --
  Class Y..........................................   33,309,000              --     33,309,000

           INFORMATION ABOUT THE HARTFORD FUNDS AND THE FORTIS FUNDS

HARTFORD FUNDS


     A discussion of the performance of each of the Hartford Funds (other than Hartford Money Market Fund) during the fiscal year ended October 31, 2001 is included in this Prospectus/Proxy Statement as Appendix B. Financial highlights for the Hartford Funds are included as Appendix C.



     Information about the Class A, Class B and Class C shares of each Hartford Fund is contained in the Hartford Fund's current Class A, Class B and Class C share Prospectus, each of which is incorporated herein by reference. A copy of the current Prospectus of the Hartford Fund for which your Fortis Fund shares will be exchanged is included with this Prospectus/Proxy Statement. Additional information about each Hartford Fund is included in that Fund's Statement of Additional Information, and the Statement of Additional Information dated
December   , 2001 (relating to this Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of the Statements of Additional Information, which have been filed with the Securities and Exchange Commission (the "SEC"), may be obtained upon request and without charge by calling or writing the Hartford Funds at:



                        The Hartford Mutual Funds, Inc.


                                 P.O. Box 64387


                         St. Paul, Minnesota 55164-0387


                                 1-888-843-7824



     The Hartford Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and file reports and other information with the SEC under those Acts. Reports, proxy and information statements, charter documents and other information filed by the Hartford Funds can be obtained by calling or writing the Hartford Funds and can also be inspected and copied by the public at the following locations of the SEC:



            Public Reference Room                         Midwest Regional Office
           450 Fifth Street, N.W.                       Citicorp Center, Suite 1400
                  Room 1024                               500 West Madison Street
           Washington, D.C. 20549                         Chicago, Illinois 60661



     Copies of the information also may be obtained by mail from the Public Reference Section of the SEC, 450 Fifth Street, N.W., Room 1024, Washington D.C. 20549, at prescribed rates. Further information on the operations of the public reference facilities may be obtained by calling 1-800-SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is http://www.sec.gov.


FORTIS FUNDS


     Information about the Fortis Funds is contained in each Fortis Fund's current Prospectus, Annual Report to Shareholders, subsequent Semiannual Report to Shareholders (if any), Statement of Additional Information, and the Statement
of Additional Information dated December   , 2001 (relating to this
Prospectus/Proxy Statement), each of which is incorporated herein by reference. Copies of such Prospectuses, Annual and Semiannual Reports, and Statements of Additional Information, which have been filed with the SEC, may be obtained upon request and without charge from the Fortis Funds by calling or writing the Fortis Funds at:



                                  Fortis Funds


                                 P.O. Box 64387


                         St. Paul, Minnesota 55164-0387


                         1-800-800-2000, extension 3012


     The Fortis Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Fortis Funds can be obtained by calling or writing the Fortis Funds and can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC's Internet site at http://www.sec.gov.

                               VOTING INFORMATION


     This Prospectus/Proxy Statement is furnished in connection with the solicitation by the Board of Directors of the Fortis Funds of proxies for use at the Special Meeting of Shareholders (the "Special Meeting") to be held on January 31, 2002, at 10:00 a.m., Central Time at 500 Bielenberg Drive, Woodbury, Minnesota 55125, and at any adjournments thereof. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated which may properly come before the Special Meeting. A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications thereon; if no instructions are given, such proxy will be voted in favor of the Plan. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Fortis Funds an instrument revoking the proxy, by submitting a proxy bearing a later date or by attending and voting at the Special Meeting.



     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by Hartford Life or the applicable Hartford Funds. In addition to solicitations through the mails, proxies may be solicited by officers, employees and agents of Hartford Administrative Services Company or Hartford Life. Such solicitations may be by telephone, telegraph or personal contact. Hartford Administrative Services Company or Hartford Life may also arrange for an outside firm, Georgeson Shareholder, to solicit shareholder votes by telephone of the Fortis Funds' behalf. The services provided by Georgeson Shareholder are expected to cost approximately $137,300. If votes are recorded by telephone, Georgeson Shareholder will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that a shareholder's instructions have been properly recorded.



     You may vote by completing and signing the enclosed proxy card(s) and mailing them in the enclosed postage paid envelope. You may also vote your shares by phone at 1-888-221-0697. Internet voting is also available at www.proxyweb.com. Instructions for voting by phone or internet are on your proxy card.

OUTSTANDING SHARES AND VOTING REQUIREMENTS


     The Board of Directors of the Fortis Funds has fixed the close of business on December 11, 2001, as the record date for the determination of shareholders of the Fortis Funds entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Each share of a Fortis Fund is entitled to one vote and fractional shares have proportionate voting rights. Only shareholders of record as of the record date are entitled to vote on the proposal. As of the record date, each of the Fortis Funds had the number of shares of different classes issued and outstanding listed below:



FUND NAME                                                      TOTAL SHARES OUTSTANDING
---------                                                      ------------------------
Fortis Asset Allocation Portfolio
  Fortis Asset Allocation Portfolio-Class A.................          10,701,298
  Fortis Asset Allocation Portfolio-Class B.................           1,664,417
  Fortis Asset Allocation Portfolio-Class C.................             751,950
  Fortis Asset Allocation Portfolio-Class H.................           2,551,598
  Fortis Asset Allocation Portfolio-Class Z.................             158,130
Fortis Global Growth Portfolio
  Fortis Global Growth Portfolio-Class A....................           4,954,170
  Fortis Global Growth Portfolio-Class B....................             716,714
  Fortis Global Growth Portfolio-Class C....................             215,960
  Fortis Global Growth Portfolio-Class H....................             931,263
Fortis Growth & Income Fund
  Fortis Growth & Income Fund-Class A.......................           1,682,128
  Fortis Growth & Income Fund-Class B.......................             562,600
  Fortis Growth & Income Fund-Class C.......................             161,430
  Fortis Growth & Income Fund-Class H.......................             429,591
Fortis High Yield Portfolio
  Fortis High Yield Portfolio-Class A.......................           9,472,463
  Fortis High Yield Portfolio-Class B.......................           2,070,965
  Fortis High Yield Portfolio-Class C.......................             582,793
  Fortis High Yield Portfolio-Class H.......................           5,053,930
Fortis International Equity Portfolio
  Fortis International Equity Portfolio-Class A.............             956,219
  Fortis International Equity Portfolio-Class B.............             214,203
  Fortis International Equity Portfolio-Class C.............              66,744
  Fortis International Equity Portfolio-Class H.............             235,799
Fortis Money Fund
  Fortis Money Fund-Class A.................................         195,371,313
  Fortis Money Fund-Class B.................................           2,912,273
  Fortis Money Fund-Class C.................................           1,262,470
  Fortis Money Fund-Class H.................................           2,819,135

     On the record date, the Directors and officers of each Fortis Fund as a group owned less than 1% of the outstanding shares of each Fortis Fund. To the best knowledge of each Fortis Fund, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any class of a Fortis Fund.



NAME OF FUND AND                                                                     PERCENT OF
CLASS                            NAME AND ADDRESS OF RECORD OWNER     SHARES OWNED     CLASS
----------------               ------------------------------------   ------------   ----------
Fortis Asset Allocation
  Portfolio-Class Z            Vanguard Fiduciary Trust Co.             143,407.88       90%
                               FBO Fortis 401(k) Plan #90895
                               PO Box 2600
                               Valley Forge, PA
Fortis International Equity
  Portfolio-Class A            Mitra & Co.                               49,307.06        5%
                               1000 N Water St, Fl 14
                               Milwaukee, WI
Fortis International Equity
  Portfolio-Class C            US Bank, N.A. C/F                          5,702.05        8%
                               Dolores F. Posey IRA
                               RR 5 Box 76B
                               Fairmont, WV
                               Donaldson Lufkin Jenrette Securities       3,760.15        5%
                               Corporation, Inc.
                               PO Box 2052
                               Jersey City, NJ
Fortis International Equity
  Portfolio-Class H            US Bank, N.A. C/F                         13,603.97        5%
                               M. Judy Wardle R/O IRA
                               1300 Country Club Dr
                               Findlay, OH
Fortis Money Fund-Class B      Salomon Smith Barney, Inc.               173,833.35        5%
                               333 W 34th St, 3rd Fl
                               New York, NY
Fortis Money Fund-Class C      US Bank, N.A. C/F                        258,698.20       21%
                               Donald A. Pulice R/O IRA
                               2024 Henderson Ave
                               Clarksburg, WV
                               US Bank, N.A. C/F                        198,460.54       16%
                               Robert E. Phillips R/O IRA
                               4025 Fairmont Rd
                               Morgantown, WV
                               US Bank, N.A. C/F                        197,118.59       16%
                               Robert F. Matz IRA
                               68 Wilson Ave
                               Morgantown, WV
                               Harlan L. & Madeline J. Bahr JTWROS      139,463.16       11%
                               344 N 5th St
                               New Strawn, KS

NAME OF FUND AND                                                                     PERCENT OF
CLASS                            NAME AND ADDRESS OF RECORD OWNER     SHARES OWNED     CLASS
----------------               ------------------------------------   ------------   ----------
                               US Bank, N.A. C/F                         92,156.05        7%
                               Kenneth C. Brand Jr. IRA
                               RR 7 Box 208
                               Fairmont, WV
                               US Bank, N.A. C/F Mississippi             64,675.75        5%
                               State University TDI FBO
                               Melissa J. Mixon
                               102 Laurel Hill Dr
                               Starkville, MS
Fortis Money Fund-Class H      Catherine J. Childers                    462,860.62       16%
                               5404 San Jose Blvd
                               Jacksonville, FL
                               US Bank Piper Jaffray C/F                141,334.21        5%
                               John D. Jeffries IRA
                               800 Nicollet Mall
                               Minneapolis, MN


     On the record date, the Directors and officers of each Hartford Fund as a group owned less than 1% of the outstanding shares of each Hartford Fund. To the best knowledge of the Hartford Funds, as of the record date, no person, except as set forth in the table below, owned beneficially or of record 5% or more of the outstanding shares of any Hartford Fund.


NAME OF FUND AND                                                                     PERCENT OF
CLASS                            NAME AND ADDRESS OF RECORD OWNER     SHARES OWNED     CLASS
----------------               ------------------------------------   ------------   ----------
The Hartford Advisers Fund-
  Class A                      Edward D. Jones & Co.                  52,814,706.82      68%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Advisers Fund-
  Class B                      Edward D. Jones & Co.                  8,446,498.49       19%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Advisers Fund-
  Class C                      Edward D. Jones & Co.                  3,813,487.37       11%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Advisers Fund-
  Class Y                      Natalie Delemar Acct Admin             3,795,915.90       97%
                               Bankers Trust Co. TTEE ITT
                               Hartford Invest & Savings Plan
                               Dtd 12/19/95
                               34 Exchange Place, MS 3048
                               Jersey City, NJ

NAME OF FUND AND                                                                     PERCENT OF
CLASS                            NAME AND ADDRESS OF RECORD OWNER     SHARES OWNED     CLASS
----------------               ------------------------------------   ------------   ----------
The Hartford Global Leaders
  Fund-Class A                 Edward D. Jones & Co.                  12,928,193.11      68%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Global Leaders
  Fund-Class B                 Edward D. Jones & Co.                  1,356,297.51       27%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Global Leaders
  Fund-Class C                 Edward D. Jones & Co.                   962,537.654       11%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Global Leaders
  Fund-Class Y                 Natalie Delemar Acct Admin               623,287.46      100%
                               Bankers Trust Co. TTEE ITT
                               Hartford Invest & Savings Plan
                               Dtd 12/19/95
                               34 Exchange Place, MS 3048
                               Jersey City, NJ
The Hartford Growth and
  Income Fund-Class A          Edward D. Jones & Co.                  20,042,807.52      83%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Growth and
  Income Fund-Class B          Edward D. Jones & Co.                  2,102,385.45       48%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Growth and
  Income Fund-Class C          Edward D. Jones & Co.                  1,451,978.42       23%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Growth and
  Income Fund-Class Y          HL Investment Advisors                    31,811.91       75%
                               Attn: Greg Bubnash
                               PO Box 2999, Wing A-3
                               Hartford, CT
The Hartford High Yield Fund-
  Class A                      Edward D. Jones & Co.                  3,488,813.42       57%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO

NAME OF FUND AND                                                                     PERCENT OF
CLASS                            NAME AND ADDRESS OF RECORD OWNER     SHARES OWNED     CLASS
----------------               ------------------------------------   ------------   ----------
                               HL Investment Advisors                   342,751.25        5%
                               Attn: Greg Bubnash
                               PO Box 2999, Wing A-3
                               Hartford, CT
The Hartford High Yield Fund-
  Class B                      Edward D. Jones & Co.                    436,354.87       19%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
                               HL Investment Advisors                   126,555.78        5%
                               Attn: Greg Bubnash
                               PO Box 2999, Wing A-3
                               Hartford, CT
The Hartford High Yield Fund-
  Class C                      Edward D. Jones & Co.                    259,896.88        7%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford High Yield Fund-
  Class Y                      Natalie Delemar Acct Admin               396,292.71       75%
                               Bankers Trust Co. TTEE ITT
                               Hartford Invest & Savings Plan
                               Dtd 12/19/95
                               34 Exchange Place, MS 3048e
                               Jersey City, NJ
                               HL Investment Advisors                   130,627.45       24%
                               Attn: Greg Bubnash
                               PO Box 2999, Wing A-3
                               Hartford, CT
The Hartford International
  Opportunities Fund-Class A   Edward D. Jones & Co.                  5,101,534.02       70%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford International
  Opportunities Fund-Class B   Edward D. Jones & Co.                    524,691.16       25%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford International
  Opportunities Fund-Class C   Edward D. Jones & Co.                    247,250.38       12%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO

NAME OF FUND AND                                                                     PERCENT OF
CLASS                            NAME AND ADDRESS OF RECORD OWNER     SHARES OWNED     CLASS
----------------               ------------------------------------   ------------   ----------
The Hartford International
  Opportunities Fund-Class Y   Natalie Delemar Acct Admin             1,294,273.81       70%
                               Bankers Trust Co. TTEE ITT
                               Hartford Invest & Savings Plan
                               Dtd 12/19/95
                               34 Exchange Place, MS 3048
                               Jersey City, NJ
                               Saxon & Co. FBO                          257,592.18       14%
                               20-42-002-3500639
                               PO Box 7780-1888
                               Philadelphia, PA
                               Hartford Life Insurance Co. C/O          201,392.66       11%
                               Greg Bubnash A3 East
                               200 Hopmeadow St
                               Simsbury, CT
The Hartford Money Market
  Fund-Class A                 Edward D. Jones & Co.                  12,937,618.63      13%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Money Market
  Fund-Class B                 Edward D. Jones & Co.                  3,404,468.07        7%
                               FBO its customers
                               201 Progress Pkwy
                               Maryland Heights, MO
The Hartford Money Market
  Fund-Class Y                 Natalie Delemar Acct Admin             31,961,767.62      96%
                               Bankers Trust Co. TTEE ITT
                               Hartford Invest & Savings Plan
                               Dtd 12/19/95
                               34 Exchange Place, MS 3048
                               Jersey City, NJ



     Assuming a quorum is present, approval of the Plan with respect to a Fortis Fund requires the affirmative vote, in person or by proxy, of a majority of the votes cast at the meeting, with all classes of a Fund voting together. Under Maryland law, Fortis Fund shareholders are not entitled to assert dissenters' rights of appraisal in connection with the Reorganization. In the event that shareholders of one or more of the Fortis Funds do not approve the Plan, the Reorganization will proceed with respect to those Fortis Funds that have approved the Plan, subject to certain other conditions being met. The votes of shareholders of the Hartford Funds are not being solicited since their approval is not required in order to effect the Reorganization.



     Each Fortis Fund will vote separately on the proposal. In order for the shareholder meeting to go forward for a Fortis Fund, there must be a quorum. This means that a majority of that Fund's shares must be represented at the meeting -- either in person or by proxy. All returned proxies count toward a quorum, regardless of how they are voted. An abstention will be counted as a vote cast at the meeting in determining whether the proposal has been approved, and will have the same effect as a vote "against" the proposal. Broker non-votes, although counted toward a quorum, will not be counted as cast in calculating the vote on the proposal and will therefore have no effect on the vote. (Broker non-votes are shares for which (a) the underlying owner has not voted and (b) the broker holding the shares does not have discretionary authority to vote on the particular matter.) If you sign and date your proxy, but do not specify instructions, your shares will be voted in favor of the proposal.

     If a quorum is not obtained for any Fortis Fund or if sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the meeting for that Fund to permit further solicitation of proxies. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

OTHER MATTERS

     Management of the Fortis Funds knows of no other matters that may properly be, or which are likely to be, brought before the Special Meeting. However, if any other business shall properly come before the Special Meeting, the persons named in the proxy intend to vote thereon in accordance with their best judgment.

BOARD RECOMMENDATION

     After carefully considering the issues involved, the Board of Directors of the Fortis Funds has unanimously concluded that the proposed Reorganization is in the best interests of shareholders. The Board of Directors of the Fortis Funds recommends that you vote to approve the Plan. Whether or not shareholders expect to attend the Special Meeting, all shareholders are urged to promptly sign, fill in and return the enclosed proxy form or vote by toll-free telephone call or the internet.

                                                                      APPENDIX A


                      AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION ("Agreement") is made as of
          , 2001, between The Hartford Mutual Funds, Inc., a Maryland corporation ("Hartford"), on behalf of each segregated portfolio of assets thereof ("series") listed on Schedule A to this Agreement ("Schedule A") (each, an "Acquiring Fund"), and Hartford-Fortis Series Fund, Inc., a Maryland corporation ("Fortis"), on behalf of each series thereof listed on Schedule A (each, a "Target Fund"). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a "Fund" and collectively as the "Funds," and Hartford and Fortis are sometimes referred to herein individually as an "Investment Company" and collectively as the "Investment Companies.") All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by Hartford on behalf of each Acquiring Fund and by Fortis on behalf of each Target Fund.


     The Investment Companies wish to effect six separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intend this Agreement to be, and adopt it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Target Fund and Acquiring Fund each have multiple classes of shares. Each reorganization will involve the transfer of the assets of a Target Fund, subject to the liabilities of such Target Fund, to the corresponding Acquiring Fund listed on Schedule A, in exchange solely for Class A, Class B and Class C shares of common stock of such Acquiring Fund ("Acquiring Fund Shares"), followed by the constructive distribution of those shares pro rata to the holders of shares of the corresponding classes of common stock of that Target Fund ("Target Fund Shares"),such corresponding classes being set forth on Schedule A hereto, all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a "Reorganization.") For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, and one Target Fund, but the provisions of this Agreement shall apply separately to each Reorganization. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

     In consideration of the mutual promises contained herein, the parties agree as follows:

1.  PLAN OF REORGANIZATION

     1.1. Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("Assets") to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 ("Liabilities"), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares of each specified class determined by dividing the value of the Assets attributable to the corresponding class of Target Fund Shares less the Liabilities attributable to such Target Fund Shares by the net asset value ("NAV") of an Acquiring Fund Share of such class (both computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

     1.2. The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund's books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

     1.3. The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of the Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the directors of Fortis, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation ("Articles of Incorporation") and bylaws of Fortis (collectively "Liabilities").

     1.4. At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (as defined in section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends) for the current taxable year through the Effective Time.

     1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund's shareholders of record, determined as of the Effective Time (each, a "Shareholder"), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by Hartford's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring such Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares of the appropriate class due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

     1.6. No front-end sales charges will be incurred by Target Fund shareholders in connection with their acquisition of Acquiring Fund Shares pursuant to this Agreement. In addition, in determining contingent deferred sales charges applicable to any Acquiring Fund Shares distributed in the Reorganization and in determining the date upon which any Class B Acquiring Fund Shares distributed in the Reorganization convert to Class A Acquiring Fund Shares, credit shall be given for the period during which the holders thereof held the Target Fund Shares in exchange for which such Acquiring Fund Shares were issued.

     1.7. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, Fortis shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

     1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund's books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.  VALUATION

     2.1. For purposes of paragraph 1.1(b), the value of the Assets and the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing ("Valuation Time"). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in the Acquiring Fund's then current prospectus and statement of additional information ("SAI"). The value of the Assets and Liabilities shall be computed using the valuation procedures set forth in the Target Fund's then current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by Hartford and Fortis. Hartford and Fortis agree to use all commercially reasonable efforts to resolve any material differences between the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Target Fund and the value of the Assets and Liabilities determined in accordance with the valuation procedures of the Acquiring Fund prior to the Valuation Time.

     2.2. All computations pursuant to paragraph 2.1 shall be made by or under the direction of Hartford Administrative Services Company.

3.  CLOSING AND EFFECTIVE TIME

     3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about
          , 2002, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree ("Effective Time"). If, immediately before the Valuation Time, (a) the New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets and Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

     3.2. Fortis shall deliver to Hartford at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Fortis' custodian shall deliver at the Closing a certificate of an authorized officer stating that
(a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

     3.3. Fortis' transfer agent shall deliver to Hartford at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares of each class owned by each Shareholder, all as of the Effective Time. Hartford's transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund's share transfer books of accounts in the Shareholders' names. Hartford shall issue and deliver a confirmation to Fortis evidencing the Acquiring Fund Shares of each class to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Fortis that such Acquiring Fund Shares have been credited to Target Fund's account on Acquiring Fund's books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

     3.4. Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.  REPRESENTATIONS AND WARRANTIES

     4.1.  Fortis represents and warrants as follows:

          4.1.1. Fortis is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its Articles of Incorporation are on file with the Secretary of the State of Maryland;

          4.1.2. Fortis is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"), and such registration is in full force and effect;

          4.1.3. Target Fund is a duly established and designated series of Fortis; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

          4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

          4.1.5. Target Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended ("1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Fortis' Articles of Incorporation or By-Laws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Hartford;

          4.1.7. Except as otherwise disclosed in writing to and accepted by Hartford, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

          4.1.8. Except as otherwise disclosed in writing to and accepted by Hartford, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Fortis' knowledge) threatened against Fortis or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund's financial condition or the conduct of its business; and Fortis knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Fortis' board of directors; and, subject to approval by Target Fund's shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized by all necessary action by Target Fund's shareholders;

          4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Fortis, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Hartford on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Proxy Statement"), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.1.12. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Hartford for use therein;

          4.1.13. There are no Liabilities other than Liabilities disclosed or provided for in Fortis' financial statements referred to in paragraph
     4.1.19 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to July 31, 2001 for the Fortis High Yield Portfolio, August 31, 2001 for the Fortis Asset Allocation Portfolio and the Fortis Growth & Income Fund, September 30, 2001 for the Fortis Money Fund, and October 31, 2001 for the Fortis Global Growth Portfolio and the Fortis International Equity Portfolio, or otherwise previously disclosed to Hartford, none of which has been materially adverse to the business, assets, or results of Target Fund's operations;

          4.1.14. Target Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

          4.1.15. Target Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended July 31, 2000 for the Fortis High Yield Portfolio, August 31, 2000 for the Fortis Asset Allocation Portfolio and the Fortis Growth & Income Fund, September 30, 2000 for the Fortis Money Fund, and October 31, 2000 for the Fortis Global Growth Portfolio and the Fortis International Equity Portfolio have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

          4.1.16. Fortis' financial statements for the year ended July 31, 2001 for the Fortis High Yield Portfolio, August 31, 2001 for the Fortis Asset Allocation Portfolio and the Fortis Growth & Income Fund, September 30, 2001 for the Fortis Money Fund, and October 31, 2001 for the Fortis Global Growth Portfolio and the Fortis International Equity Portfolio to be delivered to Hartford, fairly represent Target Fund's financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

     4.2. Hartford represents and warrants as follows:


          4.2.1. Hartford is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its articles of incorporation ("Articles of Incorporation") are on file with the Secretary of the State of Maryland;


          4.2.2. Hartford is duly registered as an open-end management investment company under the 1940 Act, and such registration will be in full force and effect at the Effective Time;

          4.2.3. Acquiring Fund is a duly established and designated series of Hartford;

          4.2.4. No consideration other than Acquiring Fund Shares will be issued in exchange for the Assets in the Reorganization;

          4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will, at the Effective Time, have been duly authorized and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

          4.2.6. Acquiring Fund's current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

          4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Hartford's Articles of Incorporation or By-Laws or of any provision of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as previously disclosed in writing to and accepted by Fortis;

          4.2.8. Except as otherwise disclosed in writing to and accepted by Fortis, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Hartford's knowledge) threatened against Hartford or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Hartford knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

          4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of Hartford's board of directors (together with Fortis' board of directors, the "Boards"); no approval of this Agreement by Acquiring Fund's shareholders is required under Hartford's Articles of Incorporation or By-Laws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Hartford, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

          4.2.11. On the effective date of the Registration Statement, at the time of the shareholders' meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Fortis for use therein;

          4.2.12. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

          4.2.13. Acquiring Fund's federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended October 31, 2001 have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

          4.2.14. Hartford's financial statements for the year ended October 31, 2001 to be delivered to Fortis, fairly represent Acquiring Fund's financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

     4.3. Each Investment Company represents and warrants as follows:

          4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

          4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

          4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

5. COVENANTS

     5.1. Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund's normal business activities.

     5.2. Target Fund covenants to call a shareholders' meeting to consider and act on this Agreement and to take all other action necessary to obtain approval of the transactions contemplated hereby.

     5.3. Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

     5.4. Target Fund covenants that it will assist Hartford in obtaining information Hartford reasonably requests concerning the beneficial ownership of Target Fund Shares.

     5.5. Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to Hartford at the Closing.

     5.6. Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

     5.7. Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

     5.8. Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

     5.9. Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6. CONDITIONS PRECEDENT

     Each Fund's obligations hereunder shall be subject to (a) performance by the corresponding Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the corresponding Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

     6.1. This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund's shareholders in accordance with Fortis' Articles of Incorporation and By-Laws and applicable law.

     6.2. All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties, provided that either Investment Company may for itself waive any of such conditions.

     6.3. At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

     6.4. Fortis shall have received an opinion of Kevin J. Carr, counsel to Hartford, substantially to the effect that:

          6.4.1. Acquiring Fund is a duly established series of Hartford, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted;

          6.4.2. This Agreement has been duly authorized, executed, and delivered by Hartford on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund's shareholders is required under Hartford's Articles or Incorporation or By-Laws, or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Fortis on behalf of Target Fund, this Agreement is a valid and legally binding obligation of Hartford with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.4.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement, assuming their due delivery as contemplated by this Agreement, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable;

          6.4.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Hartford's Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Hartford (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Hartford (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Fortis;

          6.4.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Hartford (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

          6.4.6. Hartford is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.4.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Hartford (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) Hartford (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Fortis.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel,
(2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.5. Hartford shall have received an opinion of Dorsey & Whitney LLP, counsel to Fortis, substantially to the effect that:

          6.5.1. Target Fund is a duly established series of Fortis, a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.;

          6.5.2. This Agreement (a) has been duly authorized, executed, and delivered by Fortis on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by Hartford on behalf of Acquiring Fund, is a valid and legally binding obligation of Fortis with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

          6.5.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Fortis' Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Fortis (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Fortis (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by Hartford;

          6.5.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Fortis (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

          6.5.5. Fortis is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

          6.5.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Fortis (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Fortis (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund's business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Hartford.

     In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

     6.6. Each Investment Company shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

          6.6.1. Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares, followed by Target Fund's distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

          6.6.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

          6.6.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

          6.6.4. Acquiring Fund's basis in the Assets will be the same as Target Fund's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target Fund's holding period therefor;

          6.6.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

          6.6.6. A Shareholder's aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

          6.6.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.6.2 and 6.6.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except that set forth in paragraph 6.1) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund's shareholders' interests.

7. BROKERAGE FEES

     Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8. EXPENSES; INDEMNIFICATION

     8.1 The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Hartford Life and Accident Insurance Company and/or its affiliates, to the extent not borne by the Acquiring Funds.

     8.2 The Acquiring Fund agrees to indemnify and hold harmless the Target Fund and each of the Target Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, the Target Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     8.3 The Target Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, the Acquiring Fund or any of its directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9. ENTIRE AGREEMENT; NO SURVIVAL

     Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

10. TERMINATION OF AGREEMENT

     This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund's shareholders:

     10.1. By either Fund (a) in the event of the other Fund's material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2002; or

     10.2. By the parties' mutual agreement.

     In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.

11. AMENDMENT

     This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund's shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12. MISCELLANEOUS

     12.1. This Agreement shall be governed by and construed in accordance with the internal laws of the State of Minnesota; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

     12.2. Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

     12.3. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

                                          THE HARTFORD MUTUAL FUNDS, INC.
                                          on behalf of its series,

                                          The Hartford Advisers Fund
                                          The Hartford Global Leaders Fund
                                          The Hartford Growth and Income Fund
                                          The Hartford High Yield Fund
                                          The Hartford International
                                          Opportunities Fund
                                          The Hartford Money Market Fund

                                          By:
                                            ------------------------------------
                                          Its:
                                            ------------------------------------


                                          HARTFORD-FORTIS SERIES FUND, INC.

                                          on behalf of its series,

                                          Fortis Asset Allocation Portfolio
                                          Fortis Global Growth Portfolio
                                          Fortis Growth & Income Fund
                                          Fortis High Yield Portfolio
                                          Fortis International Equity Portfolio
                                          Fortis Money Fund

                                          By:
                                            ------------------------------------
                                          Its:
                                            ------------------------------------

                                   SCHEDULE A

TARGET FUND/SHARE CLASS                      CORRESPONDING ACQUIRING FUND/SHARE CLASS
-----------------------                      ----------------------------------------

Fortis Asset Allocation Portfolio            The Hartford Advisers Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C
     - Class Z                                       - Class A

Fortis Global Growth Portfolio               The Hartford Global Leaders Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis Growth & Income Fund                  Hartford Global and Income Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis High Yield Portfolio                  The Hartford High Yield Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis International Equity Portfolio        The Hartford International Opportunities Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

Fortis Money Fund                            The Hartford Money Market Fund
     - Class A                                       - Class A
     - Class B                                       - Class B
     - Class H                                       - Class B
     - Class C                                       - Class C

                                                                      APPENDIX B



                  HARTFORD FUND PORTFOLIO MANAGER DISCUSSIONS



     Set forth in this Appendix are discussions of the performance of each Hartford Fund, other than Hartford Money Market Fund, during the fiscal year ended October 31, 2001.

The Hartford
    Advisers Fund



Portfolio Management Team

    [PHOTO OF RAND L. ALEXANDER]
    RAND L. ALEXANDER, CFA
    Senior Vice President,
    Partner & Director of U.S. Core Equities
    Wellington Management Company, LLP

    [PHOTO OF PAUL D. KAPLAN]
    PAUL D. KAPLAN
    Senior Vice President,
    Partner & Director of Fixed Income
    Wellington Management Company, LLP



Performance Overview

7/22/96 - 10/31/01
Growth of a $10,000 investment in
Class A which includes Sales Charge

[LINE GRAPH]



Advisors Fund       S&P 500       Lehman Govt/Corp
-------------       -------       ----------------
     9,450           10,000           10,000
    10,188           11,198           10,430
    11,123           12,845           10,565
    12,484           14,790           11,349
    14,383           18,118           11,762
    14,766           18,044           12,514
    16,678           22,070           12,501
    16,771           22,674           12,432
    17,964           24,054           12,619
    18,086           24,054           13,318
    16,157           18,087           15,358



RETURNS (Inception 7/22/96)



                                                   Standard                               Non-Standard
                                                 ANNUALIZED                                 ANNUALIZED
                   1 YEAR(1)   5 YEAR(1)   SINCE INCEPT.(1)   1 YEAR(2)   5 YEAR(2)   SINCE INCEPT.(2)
                   ----------------------------------------   ----------------------------------------
Advisers A           -15.58%       8.43%              9.51%     -10.67%       9.66%             10.69%
Advisers B           -16.27%       8.77%              9.81%     -11.27%       8.91%              9.93%
Advisers C*          -13.15%       8.53%              9.71%     -11.26%       8.89%              9.92%
S&P 500                                                         -24.89%      10.04%             10.68%
Lehman Govt/Corp                                                 15.32%       8.05%              8.47%



The chart represents a hypothetical investment in The Hartford Advisers Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $16,489 on 10/31/01 ($16,159 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $16,309 on 10/31/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower.

For information on current expense waivers/reimbursements, please see the prospectus.


Q. How Did The Fund Perform?

The Hartford Advisers Fund returned -10.7% (for class A shares) for the twelve-month period ending October 31, 2001. The Fund outperformed the Lipper Flexible Portfolio peer group -12.39%, while underperforming the Composite Index(+) benchmark -9.30%.


Q. Why Did The Fund Perform This Way?

During the year, the equity ratio in the Fund declined from a high of 70% to 55% but is currently back to 60% as we gradually reduce our exposure to bonds. In the past twelve months, the Fund greatly decreased its position in Technology, eliminating such holdings as Dell Computer and Veritas Software, and is now underweight in the industry. Despite overall poor performance of Technology throughout the year, good Technology stock selection with respect to the benchmark contributed positively to Fund performance for the twelve-month period. Over the year, the Fund also decreased its position in Consumer Staples and increased its weight in Utilities and Materials.

In a year marked by falling interest rates, missed earnings and falling stock prices, the fixed-income portion of the portfolio was helped by its longer-than-benchmark duration. Corporate- and mortgage-backed securities outperformed Treasuries early in the year, but later lagged, as refinancing activity increased due to interest rate cuts. By the end of the fiscal year, Treasury securities were showing the best performance in the fixed-income area.


Q. What Is Your Outlook?

Like nearly everyone in the world, we were shocked and saddened by the tragic events of September 11th. Although we believe that the economy will be weak for some months to come and that corporate earnings will also be under pressure, we believe that in the long run the U.S. economy will recover and prosper once again. While the near-term outlook for the U.S. economy may be poor, aggressive fiscal and monetary policy actions, coupled with low inflation, should re-ignite growth in 2002. It remains clear that the Fed and the Congress are doing whatever they can in order to help the economy recover. In the current low-interest rate environment, large capitalization, high quality growth companies look very attractive and should prove to be rewarding investments over the next few years.

(+) Composite benchmark consists of the S&P 500 and the Lehman Govt/Corp Index.

The Hartford
    Global Leaders Fund


Portfolio Manager

          [PHOTO OF ANDREW S. OFFIT]

          ANDREW S. OFFIT
          Senior Vice President & Partner
          Wellington Management Company, LLP

Performance Overview

9/30/98 - 10/31/01
Growth of a $10,000 investment in
Class A which includes Sales Charge

[LINE GRAPH]



Global
Leaders             MSCI
Fund                World
 9,450              10,000
10,697              10,902
13,478              13,037
14,697              13,619
18,472              14,640
17,288              13,767
12,781              10,255



GLOBAL LEADERS FUND        MSCI WORLD
$9,450 starting value      $10,000 starting value

RETURNS (Inception 9/30/98)



                                       Standard                    Non-Standard
                                     ANNUALIZED                      ANNUALIZED
                   1 YEAR(1)    SINCE INCEPT.(1)     1 YEAR(2)  SINCE INCEPT.(2)
                   --------     ---------------      --------   ----------------
Global Leaders A    -30.14%           8.27%           -26.07%        10.27%
Global Leaders B    -31.64%           8.66%           -26.64%         9.47%
Global Leaders C    -28.35%           9.15%           -26.62%         9.49%
MSCI World                                            -25.20%         1.20%



The chart represents a hypothetical investment in The Hartford Global Leaders Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $13,224 on 10/31/01 ($12,827 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $13,103 on 10/31/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower.

For information on current expense waivers/reimbursements, please see the prospectus.


Q.

How Did The Fund Perform?

The Hartford Global Leaders Fund returned -26.1% (for class A shares) for the twelve-month period ending October 31, 2001. The Fund underperformed its benchmarks, the MSCI World Index, which returned -25.2%, and the Lipper Global Average, which returned -25.8%.


Q.

Why Did The Fund Perform This Way?

During the past twelve months, stock picking has been critical to the strategy and strength of the Fund. Good technology stock selection with respect to the benchmark contributed positively to Fund performance for the twelve-month period. Holdings such as Micron Technology and STMicroelectronics were additive. The Fund's largest industry overweight, Consumer Discretionary, exhibited some of the best stock selection during the period, while, the Telecommunications industry was the major detractor from the Fund's performance for the twelve months.


Q.

What Is Your Outlook?

Overall, we are optimistic for the medium-term. The Technology, Consumer Discretionary, and Telecom areas have underperformed the market dramatically over the last several quarters and, with many investors underweight in these areas and business trends bottoming, we should see improvements. Larger-cap global-leading names should emerge from this slowdown stronger and better positioned. We are taking full advantage of this trend.

Volatility can cause periods of uncertainty. Overall this is good news for the Fund because by their very nature, global leaders have superior products, market share, and management. Over the long term, if we continue to identify the winning sectors and companies, the Fund should succeed and outperform.

The Hartford
    Growth and Income Fund


Portfolio Manager

    [PHOTO OF JAMES A. RULLO]
    JAMES A. RULLO, CFA
    Senior Vice President & Partner
    Wellington Management Company, LLP


Performance Overview

4/30/98 - 10/31/01
Growth of a $10,000 investment in
Class A which includes Sales Charge

[LINE GRAPH]



Growth and
Income Fund          S&P 500
-----------          -------
    9,450             10,000
    9,625              9,959
   11,652             12,181
   11,861             12,515
   13,104             13,414
   13,124             13,276
   10,380              9,982



RETURNS (Inception 4/30/98)



                                      Standard                   Non-Standard
                                    ANNUALIZED                     ANNUALIZED
                  1 YEAR(1)   SINCE INCEPT.(1)   1 YEAR(2)   SINCE INCEPT.(2)
                  ----------------------------   ----------------------------
Growth & Inc A      -25.25%              1.07%     -20.90%              2.71%
Growth & Inc B      -26.51%              1.13%     -21.51%              1.95%
Growth & Inc C*     -23.29%              1.70%     -21.50%              1.99%
S&P 500                                            -24.89%             -0.10%



The chart represents a hypothetical investment in The Hartford Growth and Income Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 4/30/98 would have been valued at $10,702 on 10/31/01 ($10,381 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 4/30/98 would have been valued at $10,609 on 10/31/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower.

For information on current expense waivers/reimbursements, please see the prospectus.


Q. How Did The Fund Perform?

The Hartford Growth and Income Fund returned -20.9% (for class A shares) for the 12-month period ending October 31, 2001. The Fund's return exceeded the return for the S&P 500 Index, which returned -24.9% and the Lipper Large Cap Core Average, which returned -25.5% during the same time period.


Q. Why Did The Fund Perform This Way?

Good stock selection within Financials, Technology, and Health Care contributed to the Fund's outperformance relative to the S&P 500 Index during the period. Strong performers in the Financials sector included Pacific Century, UnionBanCal, and Lehman Brothers. Technology holdings IBM, Micron and Intuit held up relatively well during the period. Health Care holdings Genzyme, Johnson & Johnson, and Tenet Healthcare were among the strongest performers in the Fund.


Q. What Is Your Outlook?

Before the terrorist attacks of September 11, we believed that consumer spending would sustain the economy just long enough for a late 2001 early 2002 economic rebound to take hold, driven by a completed inventory correction. In the wake of the terrorist attacks, we now forecast that consumer spending will fall faster and to levels lower than consensus expectations and that corporations will face another round of inventory corrections. It is likely that a recovery will not take place until the second half of 2002. Despite the gloomy economic forecast and geopolitical uncertainty, we are finding attractive stocks and sectors as a result of the changing environment. In this highly volatile market environment, we will continue to focus on selecting attractive companies trading at attractive valuations.

The Hartford
    High Yield Fund


Portfolio Manager

    [PHOTO OF ALISON D. GRANGER]
    ALISON D. GRANGER, CFA
    Senior Vice President
    Hartford Investment
    Management Company


Performance Overview

9/30/98 - 10/31/01
Growth of a $10,000 investment in
Class A which includes Sales Charge

[LINE GRAPH]



High Yield          Lehman High
   Fund                Yield
   ----                -----
   9,550               10,000
   9,529                9,795
  10,326               10,603
  10,040               10,222
  10,049               10,230
  10,176               10,057
  10,359               10,040



RETURNS (Inception 9/30/98)



                                        Standard                   Non-Standard
                                      ANNUALIZED                     ANNUALIZED
                    1 YEAR(1)   SINCE INCEPT.(1)   1 YEAR(2)   SINCE INCEPT.(2)
                    ----------------------------   ----------------------------
High Yield A           -2.78%              1.15%       1.80%              2.67%
High Yield B           -4.01%              0.97%       0.99%              1.91%
High Yield C           -1.00%              1.60%       1.01%              1.93%
Lehman High Yield                                     -0.16%              0.13%



The chart represents a hypothetical investment in The Hartford High Yield Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 9/30/98 would have been valued at $10,602 on 10/31/01 ($10,284 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 9/30/98 would have been valued at $10,502 on 10/31/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower.

For information on current expense waivers/reimbursements, please see the prospectus.


Q. How Did The Fund Perform?

The Hartford High Yield Fund's shares placed in the 19th percentile of its Lipper peer group for the one year ended October 31, 2001, producing a total return of 1.8% (for class A shares) versus the - 2.7% return of the Lipper Mutual Fund and Variable Annuity High Yield Fixed Income Universe.


Q. Why Did The Fund Perform This Way?

The Fund's above-average credit quality and low default experience continued to benefit performance this year.

Our overweight positions in the healthcare and energy industries benefited performance throughout the year. Health Care providers continue to enjoy rating upgrades due to greater pricing power and therefore, improved financial situations. Energy issuers, despite the more recent fall in the price of oil, also strengthened their balance sheets over the past two years as the relatively high price of oil allowed them to pay down debt.

Although premature in the second quarter, the Funds' increased exposure to select telecommunications issuers also aided performance. Specifically, the funds increased their exposure to select telecom equipment manufacturers and wireline providers as investors sold securities due to heightened default concerns. These deeply-discounted issues have since recovered from the depths of their second-quarter sell-off.

Finally our underweight to cable assets weighed on the Funds' returns throughout the year.


Q. What Is Your Outlook?

Given the backdrop of the Fed's 450 basis points of easing year to date, we believe that riskier assets are poised to outperform in the coming quarters. As such, we have begun to downgrade the portfolio, anticipating that lower quality assets stand to gain the most. To that end, we continue to favor issuers in the wireline and technology segments of the telecommunications industry. Such issuers continue to trade at relatively attractive prices as we believe the market is currently overestimating the likelihood of default.

We also are emphasizing some of the basic industries and commodity issuers such as pulp/paper, chemicals, and metals and mining paper as prices of such issuers have cheapened dramatically in response to poor economic data. Individual issuer and security selection is key, and we are working closely with our traders and analysts to identify those with high potential for attractive return

Conversely, the tragic events of September 11th reinforced the view we have held for most of the year that consumer-related high yield issuers such as those in the retail, homebuilding and gaming industries, along with lodging and transportation issuers were overvalued. We will therefore maintain our underweight to such issuers as prices have yet to reflect our view.

The Hartford
    International Opportunities Fund

Portfolio Manager

          [PHOTO OF TROND SKRAMSTAD]

          TROND SKRAMSTAD
          Senior Vice President,
          Partner & Director of
          International Equities
          Wellington
          Management
          Company, LLP

Associate Portfolio Manager

          [PHOTO OF ANDREW S. OFFIT]

          ANDREW S. OFFIT
          Senior Vice President
          & Partner
          Wellington Management
          Company, LLP

Performance Overview

7/22/96 - 10/31/01
Growth of a $10,000 investment in
Class A which includes Sales Charge

[LINE GRAPH]



International       MSCI EAFE
Opportunities       GDP
 9,450              10,000
 9,658              10,221
10,115              10,629
10,483              11,077
11,864              13,326
10,675              12,961
12,745              15,054
13,630              16,350
15,378              17,590
13,685              15,958
10,283              11,821



INTERNATIONAL OPPORTUNITIES        MSCI EAFE GDP
$9,450 starting value              $10,000 starting value

RETURNS (Inception 7/22/96)



                                             Standard                            Non-Standard
                                           ANNUALIZED                              ANNUALIZED
                1 YEAR(1)  5 YEAR(1)  SINCE INCEPT.(1)  1 YEAR(2)  5 YEAR(2)  SINCE INCEPT.(2)
                --------   --------   ---------------   --------   --------   ---------------
Int'l Opp A      -29.00%     0.06%          0.53%        -24.87%     1.20%          1.61%
Int'l Opp B      -30.46%     0.03%          0.71%        -25.46%     0.50%          0.89%
Int'l Opp C*     -27.25%     0.08%          0.68%        -25.51%     0.48%          0.87%
MSCI EAFE GDP                                            -25.86%     2.97%          3.10%



The chart represents a hypothetical investment in The Hartford International Opportunities Fund. Past performance does not guarantee future results.

The value of shares will fluctuate so that when redeemed, shares may be worth more or less than their original cost.

(1) The initial investment in Class A and C shares reflects the maximum sales charge and B shares reflect a CDSC.

(2) Performance results do not reflect sales charge.

* Class C Shares commenced operations on 8/1/98. Performance prior to 8/1/98 reflects Class B performance less Class C sales charges where applicable.

A $10,000 investment in the fund's Class B shares at the Fund's inception on 7/22/96 would have been valued at $10,479 on 10/31/01 ($10,269 with a redemption at the end of the period.)

A $10,000 investment in the fund's Class C shares at the Fund's inception on 7/22/96 would have been valued at $10,363 on 10/31/01 (a redemption at the end of the period would result in the same value because the CDSC period expired.)

Performance information may reflect historical or current expense waivers/reimbursements from an affiliate of the investment adviser, without which performance would have been lower.

For information on current expense waivers/reimbursements, please see the prospectus.


Q.

How Did The Fund Perform?

The Hartford International Opportunities Fund returned -24.9% (for class A share) for the twelve-month period ending October 31, 2001. The Fund outperformed both the Lipper International Fund Average, which returned -26.38% and the MSCI EAFE GDP Index, which returned -25.81%.


Q.

Why Did The Fund Perform This Way?

The Fund benefited from strong regional and asset allocation decisions as the underweights in the weak Japan and Latin American markets, overweight in the strong UK and Korea markets and larger than normal cash weighting all contributed positively to performance. The Fund also benefited from strong stock selection in Europe, particularly France, Switzerland and Sweden, which offset weak stock selection in Japan and the emerging markets.

From a industry point of view, stock selection was strong in the Technology and Materials industries but lagged somewhat in Telecommunications. Over the year, the Fund had reduced its positions in Telecommunications and Technology, as the weakening economy most noticeably affected these sectors. However, the Fund has recently been increasing its positions in these areas, and is currently overweight in both, as well as in Health Care. The most significant increase in position during the past year has been in the Consumer Discretionary industry, although concern over a slowdown in consumer spending has recently led us to begin reducing exposure in this area.


Q.

What Is Your Outlook?

We continue to favor Europe over Japan and the Pac Basin ex-Japan due to its more stable economy and attractively valued currencies. The Japanese economy remains in very poor shape, and the Koizumi government, while promising much, has so far produced little in the way of economic restructuring or banking reform. The recent terrorist attacks on the United States will likely amplify economic and market developments that were already unfolding, resulting in a longer and deeper slowdown than was expected. We expect slower growth over the coming months, particularly on the consumer side, as people re-assess priorities and conserve resources amidst uncertainty. Capital investment is also likely to be further restrained. We expect considerable market volatility in the short-run, as economic and geopolitical risk remains high. We are taking advantage of market weakness, however, as the massive amounts of liquidity and growing fiscal stimulus promise to turn the global economy around by next year.

                                                                      APPENDIX C



                                 HARTFORD FUND


                              FINANCIAL HIGHLIGHTS



     The tables included in this Appendix are intended to help you understand the financial performance of each Hartford Fund for the past five years or, if shorter, the period since the Fund's inception. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned, or lost, on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with each Fund's financial statements and financial highlights, are included in the annual report which is available upon request.

 FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD ADVISERS FUND
   For the Year Ended October
     31, 2001
   Class A......................   $17.07       $ 0.30        $(2.05)       $(1.75)      $(0.31)       $(0.64)         $   --
   Class B......................    16.90         0.20         (2.03)        (1.83)       (0.19)        (0.64)             --
   Class C......................    17.05         0.20         (2.04)        (1.84)       (0.20)        (0.64)             --
   Class Y......................    17.24         0.38         (2.07)        (1.69)       (0.38)        (0.64)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    17.02         0.24          0.19          0.43        (0.22)        (0.16)             --
   Class B......................    16.87         0.15          0.17          0.32        (0.13)        (0.16)             --
   Class C......................    17.02         0.15          0.17          0.32        (0.13)        (0.16)             --
   Class Y......................    17.16         0.33          0.16          0.49        (0.25)        (0.16)             --
   For the Year Ended December
     31, 1999
   Class A......................    15.71         0.27          1.60          1.87        (0.25)        (0.31)             --
   Class B......................    15.59         0.16          1.58          1.74        (0.15)        (0.31)             --
   Class C......................    15.73(f)      0.17(f)       1.58(f)       1.75(f)     (0.15)(f)     (0.31)(f)          --(f)
   Class Y......................    15.80         0.35          1.61          1.96        (0.29)        (0.31)             --
   For the Year Ended December
     31, 1998
   Class A......................    13.41         0.23          2.58          2.81        (0.25)        (0.26)             --
   Class B......................    13.33         0.15          2.54          2.69        (0.17)        (0.26)             --
   Class Y......................    13.46         0.29          2.59          2.88        (0.28)        (0.26)             --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    15.56(f)      0.16(f)       0.64(f)       0.80(f)     (0.22)(f)     (0.40)(f)          --(f)
   For the Year Ended December
     31, 1997
   Class A......................    11.08         0.16          2.41          2.57        (0.17)        (0.07)             --
   Class B......................    11.05         0.16          2.31          2.47        (0.12)        (0.07)             --
   Class Y......................    11.10         0.31          2.32          2.63        (0.20)        (0.07)             --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.09          1.07          1.16        (0.08)           --              --
   Class B......................    10.00         0.02          1.11          1.13        (0.08)           --              --
   Class Y......................    10.00         0.03          1.16          1.19        (0.09)           --              --
THE HARTFORD GLOBAL LEADERS FUND
   For the Year Ended October
     31, 2001
   Class A......................    17.55         0.01         (4.54)        (4.53)                     (0.18)          (0.01)
   Class B......................    17.29        (0.08)        (4.48)        (4.56)          --         (0.18)          (0.01)
   Class C......................    17.30        (0.10)        (4.46)        (4.56)          --         (0.18)          (0.01)
   Class Y......................    17.73         0.08         (4.59)        (4.51)          --         (0.18)          (0.01)
   For the Ten Months Ended
     October 31, 2000
   Class A......................    18.56           --(g)      (0.92)        (0.92)          --         (0.09)             --
   Class B......................    18.40        (0.06)        (0.96)        (1.02)          --         (0.09)             --
   Class C......................    18.40        (0.06)        (0.95)        (1.01)          --         (0.09)             --
   Class Y......................    18.68         0.03         (0.89)        (0.86)          --         (0.09)             --
   For the Year Ended December
     31, 1999
   Class A......................    12.67           --(g)       6.01          6.01           --         (0.12)             --
   Class B......................    12.65        (0.02)         5.89          5.87           --         (0.12)             --
   Class C......................    12.65        (0.02)         5.89          5.87           --         (0.12)             --
   Class Y......................    12.69         0.03          6.08          6.11           --         (0.12)             --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00        (0.01)         3.03          3.02           --         (0.35)             --
   Class B......................    10.00        (0.02)         3.02          3.00           --         (0.35)             --
   Class C......................    10.00        (0.02)         3.02          3.00           --         (0.35)             --
   Class Y......................    10.00         0.01          3.03          3.04           --         (0.35)             --


---------------

(a)Information presented relates to a share of capital share outstanding throughout the indicated period.


(b)Annualized.


(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(d)Not annualized.


(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(f)Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.


(g)Net Investment Income (Loss) is less than a penny a share.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.94)...      $(2.69)         $14.38        (10.67)%     $1,088,858             1.27%
        (0.83)...       (2.66)          14.24        (11.27)         622,519             1.93
        (0.84)...       (2.68)          14.37        (11.26)         478,194             1.93
        (1.01)...       (2.70)          14.54        (10.20)          56,320             0.74
        (0.38)...        0.05           17.07          2.52(d)       893,954             1.26(b)
        (0.29)...        0.03           16.90          1.89(d)       631,930             1.92(b)
        (0.29)...        0.03           17.05          1.89(d)       432,171             1.92(b)
        (0.41)...        0.08           17.24          2.90(d)        64,889             0.75(b)
        (0.56)...        1.31           17.02         12.08          693,136             1.31
        (0.46)...        1.28           16.87         11.29          555,338             1.97
        (0.46)(f)        1.29(f)        17.02(f)      11.29          323,631             1.99
        (0.60)...        1.36           17.16         12.62           68,133             0.79
        (0.51)...        2.30           15.71         21.09          316,435             1.43
        (0.43)...        2.26           15.59         20.27          237,959             2.11
        (0.54)...        2.34           15.80         21.62           57,891             0.90
        (0.62)(f)        0.17(f)        15.73(f)       5.25(d)        54,907             2.18(b)
        (0.24)...        2.33           13.41         23.30           98,633             1.60
        (0.19)...        2.28           13.33         22.44           39,334             2.31
        (0.27)...        2.36           13.46         23.80           39,773             1.03
        (0.08)...        1.08           11.08         11.56(d)        14,347             2.99(b)
        (0.08)...        1.05           11.05         11.28(d)         1,499             6.71(b)
        (0.09)...        1.10           11.10         11.88(d)            34           144.82(b)
        (0.19)          (4.72)          12.83        (26.07)         247,094             1.53
        (0.19)          (4.75)          12.54        (26.64)          62,973             2.23
        (0.19)          (4.75)          12.55        (26.62)         103,574             2.19
        (0.19)          (4.70)          13.03        (25.68)           7,908             0.98
        (0.09)          (1.01)          17.55         (4.98)(d)      255,959             1.53(b)
        (0.09)          (1.11)          17.29         (5.56)(d)       75,702             2.22(b)
        (0.09)          (1.10)          17.30         (5.51)(d)      142,549             2.19(b)
        (0.09)          (0.95)          17.73         (4.62)(d)       10,001             1.01(b)
        (0.12)           5.89           18.56         47.68           84,632             1.62
        (0.12)           5.75           18.40         46.64           24,588             2.29
        (0.12)           5.75           18.40         46.64           43,012             2.33
        (0.12)           5.99           18.68         48.39            4,423             1.10
        (0.35)           2.67           12.67         30.36(d)         3,771             2.71(b)
        (0.35)           2.65           12.65         30.16(d)           486             3.55(b)
        (0.35)           2.65           12.65         30.16(d)           517             3.57(b)
        (0.35)           2.69           12.69         30.57(d)           392             2.46(b)

          -- RATIOS AND SUPPLEMENTAL DATA --
---  ---------------------------------
         RATIO OF          RATIO OF
         EXPENSES             NET
        TO AVERAGE        INVESTMENT
        NET ASSETS       INCOME (LOSS)   PORTFOLIO
     AFTER WAIVERS AND    TO AVERAGE     TURNOVER
      REIMBURSEMENTS      NET ASSETS      RATE(E)
     -----------------   -------------   ---------
           1.22%              1.99%         36.9%
           1.93               1.28            --
           1.93               1.28            --
           0.74               2.48            --
           1.21(b)            1.76(b)       38.4
           1.92(b)            1.05(b)         --
           1.92(b)            1.05(b)         --
           0.75(b)            2.22(b)         --
           1.26               1.72          34.6
           1.97               1.00            --
           1.99               0.99            --
           0.79               2.18            --
           1.38               1.67          40.2
           2.10               0.98            --
           0.90               2.09            --
           2.10(b)            1.06(b)         --
           1.40               1.54          38.6
           2.10               0.80            --
           0.95               2.08            --
           1.40(b)            2.13(b)       19.8
           2.10(b)            1.24(b)         --
           0.95(b)            2.75(b)         --
           1.48               0.08         381.7
           2.23              (0.66)           --
           2.19              (0.63)           --
           0.98               0.58            --
           1.48(b)           (0.06)(b)     290.0
           2.22(b)           (0.80)(b)        --
           2.19(b)           (0.77)(b)        --
           1.01(b)            0.41(b)         --
           1.57              (0.15)        203.7
           2.29              (0.86)           --
           2.33              (0.89)           --
           1.10               0.32            --
           1.65(b)           (0.19)(b)      49.0
           2.35(b)           (0.92)(b)        --
           2.35(b)           (0.90)(b)        --
           1.20(b)            0.31(b)         --

--------------------------------------------------------------------------------


                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD GROWTH AND INCOME
 FUND
   For the Year Ended October
     31, 2001
   Class A......................   $13.63       $   --(g)     $(2.75)       $(2.75)      $   --        $(0.52)         $   --
   Class B......................    13.40        (0.05)        (2.73)        (2.78)          --         (0.52)             --
   Class C......................    13.41        (0.06)        (2.72)        (2.78)          --         (0.52)             --
   Class Y......................    13.78         0.03         (2.77)        (2.74)          --         (0.52)             --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    13.72        (0.02)         0.04          0.02           --         (0.11)             --
   Class B......................    13.58        (0.06)        (0.01)        (0.07)          --         (0.11)             --
   Class C......................    13.58        (0.06)         0.00         (0.06)          --         (0.11)             --
   Class Y......................    13.83         0.02          0.04          0.06           --         (0.11)             --
   For the Year Ended December
     31, 1999
   Class A......................    11.45         0.01          2.36          2.37           --         (0.10)             --
   Class B......................    11.41        (0.02)         2.29          2.27           --         (0.10)             --
   Class C......................    11.41(f)     (0.03)(f)      2.30(f)       2.27(f)        --(f)      (0.10)(f)          --(f)
   Class Y......................    11.48         0.06          2.39          2.45           --         (0.10)             --
   From inception April 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.02          1.45          1.47           --            --           (0.02)
   Class B......................    10.00        (0.01)         1.43          1.42           --            --           (0.01)
   Class Y......................    10.00         0.05          1.46          1.51           --            --           (0.03)
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................    10.14(f)      0.01(f)       1.29(f)       1.30(f)        --(f)         --(f)        (0.03)(f)
THE HARTFORD HIGH YIELD FUND
   For the Year Ended October
     31, 2001
   Class A......................     9.06         0.78         (0.61)         0.17        (0.78)           --              --
   Class B......................     9.05         0.72         (0.62)        (0.10)       (0.72)           --              --
   Class C......................     9.05         0.72         (0.62)        (0.10)       (0.72)           --              --
   Class Y......................     9.10         0.83         (0.63)         0.20        (0.82)           --              --
   For the Ten Months Ended
     October 31, 2000
   Class A......................     9.75         0.66         (0.69)        (0.03)       (0.66)           --              --
   Class B......................     9.74         0.62         (0.71)        (0.09)       (0.60)           --              --
   Class C......................     9.74         0.61         (0.70)        (0.09)       (0.60)           --              --
   Class Y......................     9.78         0.69         (0.69)        (0.00)       (0.68)           --              --
   For the Year Ended December
     31, 1999
   Class A......................    10.15         0.75         (0.40)         0.35        (0.75)           --              --
   Class B......................    10.14         0.68         (0.40)         0.28        (0.68)           --              --
   Class C......................    10.14         0.68         (0.40)         0.28        (0.68)           --              --
   Class Y......................    10.16         0.78         (0.39)         0.39        (0.77)           --              --
   From inception September 30,
     1998, through December 31,
     1998
   Class A......................    10.00         0.19          0.13          0.32        (0.17)           --              --
   Class B......................    10.00         0.16          0.14          0.30        (0.16)           --              --
   Class C......................    10.00         0.16          0.14          0.30        (0.16)           --              --
   Class Y......................    10.00         0.21          0.13          0.34        (0.18)           --              --


---------------

(a)Information presented relates to a share of capital share outstanding throughout the indicated period.


(b)Annualized.


(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(d)Not annualized.


(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(f)Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.


(g)Net Investment Income (Loss) is less than a penny a share.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.52)...      $(3.27)         $10.36        (20.90)%      $239,698                1.43%
        (0.52)...       (3.30)          10.10        (21.51)         43,210                2.11
        (0.52)...       (3.30)          10.11        (21.50)         60,409                2.09
        (0.52)...       (3.26)          10.52        (20.60)            440                0.96
        (0.11)...       (0.09)          13.63          0.15(d)      197,176                1.43(b)
        (0.11)...       (0.18)          13.40         (0.51)(d)      41,126                2.11(b)
        (0.11)...       (0.17)          13.41         (0.44)(d)      63,650                2.09(b)
        (0.11)...       (0.05)          13.78          0.44(d)          490                0.95(b)
        (0.10)...        2.27           13.72         20.80          74,764                1.49
        (0.10)...        2.17           13.58         20.00          20,375                2.13
        (0.10)(f)        2.17(f)        13.58(f)      19.98          29,265                2.16
        (0.10)...        2.35           13.83         21.45             480                0.93
        (0.02)...        1.45           11.45         14.78(d)       11,120                1.63(b)
        (0.01)...        1.41           11.41         14.21(d)        3,538                2.32(b)
        (0.03)...        1.48           11.48         15.18(d)          386                1.20(b)
        (0.03)(f)        1.27(f)        11.41(f)      12.80(d)        3,726                2.38(b)
        (0.78)          (0.61)           8.45         1.80%          45,753                1.40
        (0.72)          (0.62)           8.43          0.99          16,922                2.08
        (0.72)          (0.62)           8.43          1.01          27,605                2.08
        (0.82)          (0.62)           8.48          2.15           4,223                0.88
        (0.66)          (0.69)           9.06         (0.35)(d)      23,214                1.38(b)
        (0.60)          (0.69)           9.05         (0.92)(d)       7,929                2.04(b)
        (0.60)          (0.69)           9.05         (0.90)(d)       9,534                2.04(b)
        (0.68)          (0.68)           9.10          0.02(d)        2,955                0.89(b)
        (0.75)          (0.40)           9.75          3.47          17,465                1.41
        (0.68)          (0.40)           9.74          2.80           7,436                2.08
        (0.68)          (0.40)           9.74          2.81           8,573                2.09
        (0.77)          (0.38)           9.78          3.98           2,314                0.90
        (0.17)           0.15           10.15          3.33(d)        8,507                1.58(b)
        (0.16)           0.14           10.14          3.09(d)        2,322                2.31(b)
        (0.16)           0.14           10.14          3.08(d)        2,278                2.31(b)
        (0.18)           0.16           10.16          3.51(d)        1,034                1.17(b)

          -- RATIOS AND SUPPLEMENTAL DATA --
---  ---------------------------------------------
         RATIO OF          RATIO OF
         EXPENSES             NET
        TO AVERAGE        INVESTMENT
        NET ASSETS       INCOME (LOSS)   PORTFOLIO
     AFTER WAIVERS AND    TO AVERAGE     TURNOVER
      REIMBURSEMENTS      NET ASSETS      RATE(E)
     -----------------   -------------   ---------
           1.38%             (0.07)%        79.8%
           2.11              (0.80)           --
           2.09              (0.78)           --
           0.96               0.34            --
           1.38(b)           (0.17)(b)      62.6
           2.11(b)           (0.90)(b)        --
           2.09(b)           (0.88)(b)        --
           0.95(b)            0.26(b)         --
           1.44               0.01          53.0
           2.13              (0.68)           --
           2.15              (0.69)           --
           0.93               0.51            --
           1.45(b)            0.23(b)       35.1
           2.15(b)           (0.47)(b)        --
           1.00(b)            0.76(b)         --
           2.15(b)           (0.53)(b)        --
           1.35               9.00          62.8
           2.08               8.28            --
           2.08               8.28            --
           0.88               9.48            --
           1.33(b)            8.55(b)       57.2
           2.04(b)            7.84(b)         --
           2.04(b)            7.83(b)         --
           0.89(b)            8.99(b)         --
           1.36               7.74          53.0
           2.08               7.03            --
           2.09               7.01            --
           0.90               8.20            --
           1.40(b)            7.06(b)       10.9
           2.10(b)            6.50(b)         --
           2.10(b)            6.49(b)         --
           0.95(b)            7.48(b)         --

--------------------------------------------------------------------------------


                                  -- SELECTED PER-SHARE DATA(A) --
                                  -----------------------------------------------------------------------------------------------
                                                           NET REALIZED
                                                               AND                                  DISTRIBUTIONS
                                  NET ASSET      NET        UNREALIZED      TOTAL      DIVIDENDS        FROM
                                  VALUE AT    INVESTMENT       GAIN          FROM       FROM NET      REALIZED      DISTRIBUTIONS
                                  BEGINNING     INCOME      (LOSS) ON     INVESTMENT   INVESTMENT      CAPITAL          FROM
                                  OF PERIOD     (LOSS)     INVESTMENTS    OPERATIONS     INCOME         GAINS          CAPITAL
                                  ---------   ----------   ------------   ----------   ----------   -------------   -------------
THE HARTFORD INTERNATIONAL
 OPPORTUNITIES FUND
   For the Year Ended October
     31, 2001
   Class A......................   $13.03       $ 0.05        $(3.14)       $(3.09)      $   --        $(0.61)           $--
   Class B......................    12.74        (0.04)        (3.05)        (3.09)          --         (0.61)           --
   Class C......................    12.68        (0.03)        (3.05)        (3.08)          --         (0.61)           --
   Class Y......................    13.19         0.09         (3.18)        (3.09)          --         (0.61)           --
   For the Ten Months Ended
     October 31, 2000
   Class A......................    15.43         0.08         (2.42)        (2.34)       (0.01)        (0.05)           --
   Class B......................    15.17         0.01         (2.39)        (2.38)       (0.00)        (0.05)           --
   Class C......................    15.10         0.07         (2.44)        (2.37)       (0.00)        (0.05)           --
   Class Y......................    15.56         0.12         (2.43)        (2.31)       (0.01)        (0.05)           --
   For the Year Ended December
     31, 1999
   Class A......................    11.89         0.06          4.46          4.52        (0.15)        (0.83)           --
   Class B......................    11.73         0.01          4.32          4.33        (0.06)        (0.83)           --
   Class C......................    11.74(f)     (0.02)(f)      4.33(f)       4.31(f)     (0.12)(f)     (0.83)(f)        --(f)
   Class Y......................    11.97         0.09          4.51          4.60        (0.18)        (0.83)           --
   For the Year Ended December
     31, 1998
   Class A......................    10.58         0.07          1.26          1.33        (0.02)           --            --
   Class B......................    10.49         0.01          1.23          1.24           --            --            --
   Class Y......................    10.62         0.12          1.27          1.39        (0.04)           --            --
   From inception August 1,1998,
     through December 31, 1998
   Class C......................    12.26(f)     (0.01)(f)     (0.49)(f)     (0.50)(f)    (0.03)(f)        --(f)         --(f)
   For the Year Ended December
     31, 1997
   Class A......................    10.72         0.09         (0.01)         0.08        (0.05)        (0.17)           --
   Class B......................    10.69         0.07         (0.06)         0.01        (0.04)        (0.17)           --
   Class Y......................    10.73         0.15         (0.02)         0.13        (0.07)        (0.17)           --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................    10.00         0.02          0.79          0.81        (0.06)        (0.03)           --
   Class B......................    10.00        (0.01)         0.80          0.79        (0.07)        (0.03)           --
   Class Y......................    10.00           --(g)       0.84          0.84        (0.08)        (0.03)           --
THE HARTFORD MONEY MARKET FUND
   For the Year Ended October
     31, 2001
   Class A......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class B......................     1.00         0.03            --          0.03        (0.03)           --            --
   Class C......................     1.00         0.03            --          0.03        (0.03)           --            --
   Class Y......................     1.00         0.04            --          0.04        (0.04)           --            --
   For the Ten Months Ended
     October 31, 2000
   Class A......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class B......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class C......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --            --
   For the Year Ended December
     31, 1999
   Class A......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class B......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class C......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --            --
   For the Year Ended December
     31, 1998
   Class A......................     1.00         0.05            --          0.05        (0.05)           --            --
   Class B......................     1.00         0.04            --          0.04        (0.04)           --            --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --            --
   From inception August 1,
     1998, through December 31,
     1998
   Class C......................     1.00         0.02            --          0.02        (0.02)           --            --
   For the Year Ended December
     31, 1997
   Class A......................     1.00         0.05            --          0.05        (0.05)           --            --
   Class Y......................     1.00         0.05            --          0.05        (0.05)           --            --
   From inception August 22,
     1997 to December 31, 1997
   Class B......................     1.00         0.01            --          0.01        (0.01)           --            --
   From inception July 1, 1996
     to December 31, 1996
   Class A......................     1.00         0.02            --          0.02        (0.02)           --            --
   Class Y......................     1.00         0.02            --          0.02        (0.02)           --            --


---------------

(a)Information presented relates to a share of capital share outstanding throughout the indicated period.


(b)Annualized.


(c)Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.


(d)Not annualized.


(e)Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.


(f)Per share amounts have been restated to reflect a reverse stock split for Class C shares effective February 11, 1999.


(g)Net Investment Income (Loss) is less than a penny a share.

--------------------------------------------------------------------------------

                                                  -- RATIOS AND SUPPLEMENTAL DATA --
---------------------------------------------------------------------------------------------------
                                                                                      RATIO OF
                                                                                      EXPENSES
                                                                  NET ASSETS         TO AVERAGE
                    NET INCREASE      NET ASSET                   AT END OF          NET ASSETS
        TOTAL       (DECREASE) IN     VALUE AT        TOTAL         PERIOD       BEFORE WAIVERS AND
    DISTRIBUTIONS    NET ASSETS     END OF PERIOD   RETURN(C)   (IN THOUSANDS)     REIMBURSEMENTS
    -------------   -------------   -------------   ---------   --------------   ------------------
       $(0.61)         $(3.70)         $ 9.33        (24.87)%      $72,326                1.61%
        (0.61)          (3.70)           9.04        (25.46)        18,798                2.30
        (0.61)          (3.69)           8.99        (25.51)        18,523                2.28
        (0.61)          (3.70)           9.49        (24.56)        17,092                1.06
        (0.06)          (2.40)          13.03        (15.18)(d)     89,309                1.60(b)
        (0.05)          (2.43)          12.74        (15.70)(d)     25,872                2.29(b)
        (0.05)          (2.42)          12.68        (15.70)(d)     26,912                2.27(b)
        (0.06)          (2.37)          13.19        (14.91)(d)     22,454                1.06(b)
        (0.98)           3.54           15.43         39.13         63,281                1.61
        (0.89)           3.44           15.17         38.11         22,835                2.26
        (0.95)(f)        3.36(f)        15.10(f)      37.98         13,514                2.31
        (1.01)           3.59           15.56         39.63         25,403                1.11
        (0.02)           1.31           11.89         12.53         32,014                1.89
           --            1.24           11.73         11.82         11,767                2.56
        (0.04)           1.35           11.97         13.11         10,860                1.36
        (0.03)(f)       (0.53)(f)       11.74(f)      (4.05)(d)      1,379                2.83(b)
        (0.22)          (0.14)          10.58          0.84         15,701                2.30
        (0.21)          (0.20)          10.49          0.12          7,188                3.03
        (0.24)          (0.11)          10.62          1.31          6,422                1.76
        (0.09)           0.72           10.72          8.14(d)       4,294                5.40(b)
        (0.10)           0.69           10.69          7.86(d)         163               32.61(b)
        (0.11)           0.73           10.73          8.36(d)          64              126.52(b)
        (0.04)...          --            1.00          4.02         86,748                1.19
        (0.03)...          --            1.00          3.31         48,998                1.85
        (0.03)...          --            1.00          3.31         53,873                1.82
        (0.04)...          --            1.00          4.49         33,309                0.61
        (0.04)...          --            1.00        4.54(d)        43,897                1.20(b)
        (0.04)...          --            1.00        3.94(d)        14,974                1.85(b)
        (0.04)...          --            1.00        3.93(d)         6,842                1.85(b)
        (0.05)...          --            1.00        4.94(d)        18,325                0.65(b)
        (0.04)...          --            1.00          4.32         44,663                1.15
        (0.04)...          --            1.00          3.59         25,762                1.81
        (0.04)...          --            1.00          3.59          9,904                1.84
        (0.05)...          --            1.00          4.80          8,953                0.64
        (0.05)...          --            1.00          4.69         29,424                1.25
        (0.04)...          --            1.00          3.97         11,936                1.86
        (0.05)...          --            1.00          5.16          5,320                0.71
        (0.02)...          --            1.00        1.58(d)         1,203                2.02(b)
        (0.05)...          --            1.00          4.73         22,578                1.28
        (0.05)...          --            1.00          5.23          2,638                0.82
        (0.01)...          --            1.00        1.45(d)         4,449                3.63(b)
        (0.02)...          --            1.00        2.01(d)        10,754                2.75(b)
        (0.02)...          --            1.00        2.34(d)          0.30            3,496.38(b)

         -- RATIOS AND SUPPLEMENTAL DATA --
---  ------------------------------------------
         RATIO OF         RATIO OF
         EXPENSES           NET
        TO AVERAGE       INVESTMENT
        NET ASSETS         INCOME     PORTFOLIO
     AFTER WAIVERS AND   TO AVERAGE   TURNOVER
      REIMBURSEMENTS     NET ASSETS    RATE(E)
     -----------------   ----------   ---------
           1.56%            0.47%       158.1%
           2.30            (0.28)          --
           2.28            (0.25)          --
           1.06             0.97           --
           1.55(b)          0.64(b)     120.9
           2.29(b)         (0.09)(b)       --
           2.27(b)         (0.07)(b)       --
           1.06(b)          1.13(b)        --
           1.56             0.61        128.3
           2.26            (0.09)          --
           2.31            (0.13)          --
           1.11             1.07           --
           1.65             0.69        148.6
           2.35             0.01           --
           1.20             1.17           --
           2.35(b)         (0.71)(b)       --
           1.65             0.88         59.2
           2.35            (0.05)          --
           1.20             1.33           --
           1.65(b)          0.51(b)      21.5
           2.35(b)         (0.86)(b)       --
           1.20(b)          0.57(b)        --
           1.00             3.63          N/A
           1.70             2.93           --
           1.70             2.93           --
           0.55             4.08           --
           1.00(b)          5.35(b)       N/A
           1.70(b)          4.65(b)        --
           1.70(b)          4.65(b)        --
           0.55(b)          5.80(b)        --
           1.00             4.25          N/A
           1.70             3.55           --
           1.70             3.56           --
           0.55             4.70           --
           1.00             4.57          N/A
           1.70             3.83           --
           0.55             4.99           --
           1.70(b)          3.57(b)        --
           1.00             4.67          N/A
           0.55             5.13           --
           1.70(b)          3.92(b)        --
           1.00(b)          4.49(b)       N/A
           0.55(b)          4.56(b)        --

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER   , 2001


                          ACQUISITION OF THE ASSETS OF


                        FORTIS ASSET ALLOCATION PORTFOLIO
                         FORTIS GLOBAL GROWTH PORTFOLIO
                           FORTIS GROWTH & INCOME FUND
                           FORTIS HIGH YIELD PORTFOLIO
                      FORTIS INTERNATIONAL EQUITY PORTFOLIO
                                FORTIS MONEY FUND
                                EACH A SERIES OF
                      HARTFORD - FORTIS SERIES FUND, INC.


                 500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
           MAILING ADDRESS: P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
                                 (800) 738-4000

                        BY AND IN EXCHANGE FOR SHARES OF

                           THE HARTFORD ADVISERS FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                       THE HARTFORD GROWTH AND INCOME FUND
                          THE HARTFORD HIGH YIELD FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                         THE HARTFORD MONEY MARKET FUND
                                EACH A SERIES OF
                         THE HARTFORD MUTUAL FUNDS, INC.

                 500 BIELENBERG DRIVE, WOODBURY, MINNESOTA 55125
           MAILING ADDRESS: P.O. BOX 64284, ST. PAUL, MINNESOTA 55164
                                 (888) 843-7824


      This Statement of Additional Information relates specifically to the reorganization of the series of Fortis Series Fund, Inc. referenced above (each a "Fortis Fund") into the above-referenced series of The Hartford Mutual Funds, Inc. (each a "Hartford Fund"). Pursuant to this reorganization, each Hartford Fund would acquire all of the assets of a Fortis Fund that has a substantially similar investment objective and substantially identical investment strategies and risks, and Hartford Fund shares would be distributed pro rata by each Fortis Fund to the holders of its shares, in complete liquidation of the Fortis Fund. For the name of the Hartford Fund into which your Fortis Fund would be reorganized, see the "Summary -- About the Proposed Reorganization" in the Prospectus/Proxy Statement dated December __, 2001.

      This Statement of Additional Information consists of this cover page and the following documents, of which items 1 through 8 are incorporated by reference herein:

      1. The Statement of Additional Information dated December 1, 2001 of Fortis Series Fund, Inc. (now known as Hartford - Fortis Series Fund, Inc.) included in the Post-Effective Amendment to the Registration Statement on Form N-1A of Fortis Series Fund, Inc. filed on November 30, 2001, (SEC File Nos. 002-11387/811-00558), previously filed on
          EDGAR, Accession Number 0000950137-01-504943.


      2. The Statement of Additional Information dated May 1, 2001 of The Hartford Mutual Funds, Inc., included in the Post-Effective Amendment to the Registration Statement on Form N-1A of The

          Hartford Mutual Funds, Inc. filed on April 30, 2001, (SEC File Nos. 333-02381/811-07589), previously filed on EDGAR, Accession Number 0000950133-01-500819.


      3. The audited financial statements of Fortis Money Fund included in the Fortis Money Fund Annual Report for the fiscal year ended September 30, 2001, previously filed on EDGAR, Accession Number 0000912057-01-540063.


      4. The audited financial statements of Fortis Asset Allocation Portfolio and Fortis Growth & Income Fund included in the Fortis Stock Funds Annual Report for the fiscal year ended August 31, 2001, previously filed on EDGAR, Accession Number 0000912057-01-536560.

      5. The audited financial statements of Fortis Global Growth Portfolio and Fortis International Equity Portfolio included in the Fortis International Stock Funds Annual Report for the fiscal year ended October 31, 2000, previously filed on EDGAR, Accession Number 0000912057-00-054224.

      6. The unaudited financial statements of Fortis Global Growth Portfolio and Fortis International Equity Portfolio included in the Fortis International Stock Funds Semiannual Report for the six months ended April 30, 2001, previously filed on EDGAR, Accession Number 0000912057-01-520216.

      7. The audited financial statement of Fortis High Yield Portfolio included in the Fortis Bond Funds Annual Report for the fiscal year ended July 31, 2001, previously filed on EDGAR, Accession Number 0000912057-01-532576.


      8. The audited financial statements of The Hartford Advisers Fund, The Hartford Global Leaders Fund, The Hartford Growth and Income Fund, The Hartford High Yield Fund, The Hartford International Opportunities Fund and The Hartford Money Market Fund included in the Annual Report of The Hartford Mutual Funds, Inc. for the fiscal year ended October 31, 2001; previously filed on EDGAR, Accession Number 0000950135-01-503842.



      9. Financial Statements required by Form N-14, Item 14 (to the extent not included in items 3 through 9 above).



      This Statement of Additional Information dated December __, 2001 is not a prospectus. A Prospectus/Proxy Statement dated December __, 2001 relating to the above-referenced matters may be obtained from the Hartford Funds or the Fortis Funds at the addresses and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2001 (Unaudited)
FORTIS ASSET ALLOCATION (ACQUIRED)
HARTFORD ADVISERS FUND (ACQUIRING)



                                                                   FORTIS          HARTFORD
                                                                  ACQUIRED        ACQUIRING
                                                                    FUND             FUND
                                                                 10/31/2001       10/31/2001     PROFORMA          PROFORMA
                                                                (HISTORICAL)     (HISTORICAL)   ADJUSTMENTS        COMBINED
                                                                ------------     ------------   -----------       -----------
ASSETS
  Investments, at value                                            $222,943      $2,231,662              0        $2,454,605
  Cash, receivables and other assets                                  1,410          24,523              0            25,933
  Collateral for securities lending transactions                          0         249,066              0           249,066
                                                                 ----------     -----------     ----------       -----------
TOTAL ASSETS                                                        224,353       2,505,251              0         2,729,604
                                                                 ----------     -----------     ----------       -----------

LIABILITIES
  Payable upon return of securities loaned                                0         249,066              0           249,066
  Payable for investment securities purchased                             0           6,923              0             6,923
  Redemptions of capital stock                                           33           2,394              0             2,427
  Accounts payable and accrued expenses                                 246             977              0             1,223
                                                                 ----------     -----------     ----------       -----------
TOTAL LIABILITIES                                                       279         259,360              0           259,639
                                                                 ----------     -----------     ----------       -----------

NET ASSETS
  Net proceeds of capital stock, par value $.01 per share           237,789       2,442,527              0         2,680,316
  Unrealized appreciation (depreciation) of investments
    in securities                                                   (11,858)       (133,175)             0          (145,033)
  Undistributed net investment income                                   225           3,162              0             3,387
  Accumulated net realized loss from sale of investments             (2,083)        (66,623)             0           (68,706)
                                                                 ----------     -----------     ----------       -----------

TOTAL NET ASSETS                                                   $224,074      $2,245,891              0        $2,469,965
                                                                 ==========     ===========     ==========       ===========





OUTSTANDING SHARES
  Class A                                                        10,755,133      75,719,253        (18,194) (A)   86,456,192
  Class B                                                         1,638,505      43,726,969      2,515,799  (A)   47,881,273
  Class C                                                           756,693      33,286,046        (22,643) (A)   34,020,096
  Class H                                                         2,584,675               0     (2,584,675) (A)            0
  Class Y                                                                 0       3,875,798              0  (A)    3,875,798
  Class Z                                                           164,162               0       (164,162) (A)            0
                                                                 15,899,168     156,608,066       (273,875) (A)  172,233,359
NET ASSET VALUE
  Class A                                                            $14.14          $14.38                           $14.38
  Class B                                                            $14.02          $14.24                           $14.24
  Class C                                                            $13.94          $14.37                           $14.37
  Class H                                                            $14.00           $0.00                            $0.00
  Class Y                                                             $0.00          $14.54                           $14.54
  Class Z                                                            $14.13           $0.00                            $0.00



(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B, Fortis Class Z will merge to Hartford Class A.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001 (Unaudited)
FORTIS ASSET ALLOCATION (ACQUIRED)
HARTFORD ADVISERS FUND (ACQUIRING




                                                                    FORTIS            HARTFORD
                                                                   ACQUIRED          ACQUIRING
                                                                     FUND               FUND
                                                                   10/31/01           10/31/01          PROFORMA       PROFORMA
                                                                 (HISTORICAL)       (HISTORICAL)       ADJUSTMENTS     COMBINED
                                                                 ------------       ------------       -----------     --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                   $6,597         $53,502              0           $60,099
     Dividend Income                                                    1,753          15,383              0            17,136
     Fee income                                                            53             751              0               804
                                                                     --------       ---------           ----         ---------
  Total Income                                                          8,403          69,636              0            78,039
                                                                     --------       ---------           ----         ---------
  Expenses:
     Investment advisory and management fees                            2,217          14,009           (697) (A)       15,529
     Transfer agent fees                                                    0           4,715            560  (A)        5,275
     Distribution fees                                                  1,554          14,521           (164) (A)       15,911
     Registration fees                                                     75             396            (33) (A)          438
     Custodian fees, gross                                                 36              20            (37) (A)           19
     Custodian fees, expense offset                                         0              (6)             0                (6)
     Accounting services                                                    0             417             51  (A)          468
     Directors' fees and expenses                                          22              10            (22) (A)           10
     Other                                                                 67             389            (21) (A)          435
                                                                     --------       ---------           ----         ---------
  Total expenses (before reimbursements and waivers)                    3,970          34,471           (363)           38,078
      Expense reimbursements                                                0               0              0                 0
      Class A distribution fees waived                                      0            (503)           (88) (A)         (591)
                                                                     --------       ---------           ----         ---------

  Total expenses, net                                                   3,970          33,968           (451)           37,487
                                                                     --------       ---------           ----         ---------
NET INVESTMENT INCOME (LOSS)                                            4,433          35,668            451            40,552
                                                                     --------       ---------           ----         ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from investments                                   (4,389)        (66,684)             0           (71,073)
  Net change in unrealized appreciation (depreciation) of
     investments                                                      (38,894)       (223,962)             0          (262,856)
                                                                     --------       ---------           ----         ---------
NET LOSS ON INVESTMENTS                                               (43,282)       (290,646)             0          (333,928)
                                                                     --------       ---------           ----         ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 ($38,850)      ($254,978)          $451         ($293,377)
                                                                     ========       =========           ====         =========



(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND October 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. -- Asset Allocation Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. -- Hartford Advisers Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on October 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended October 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated October 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on October 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At October 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay quarterly distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .75% of the first $500 million of average daily net assets, .65% for the next $500 million, and
 .60% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2003. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.40%, Classes B and C the limit is 2.10% and for Class Y the limit is .95%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended October 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on October 31, 2000.

PROFORMA SCHEDULE OF INVESTMENTS               AS OF OCTOBER 31, 2001(UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
                                      COMMON STOCK
                                         "FOOD, BEVERAGE & TOBACCO"
         34         395          429  Coca-Cola Co.                                                 $1,642       $18,913     $20,555
         78         539          617  Pepsico, Inc.                                                 $3,819       $26,250     $30,069

                         TOTAL FOR INDUSTRY:  "FOOD, BEVERAGE & TOBACCO"                            $5,461       $45,163     $50,624

                                         "METALS, MINERALS & MINING"
          0         250          250  "Illinois Tool Works, Inc."                                   $    0       $14,300     $14,300
         57         630          687  Alcoa, Inc.                                                   $1,836       $20,330     $22,166

                         TOTAL FOR INDUSTRY:  "METALS, MINERALS & MINING"                           $1,836       $34,630     $36,466

                                         AEROSPACE & DEFENSE
          0         677          677  "General Motors Corp., Class H"                               $    0        $9,309     $ 9,309



                                               BANKS
         52         550          602  American Express Co.                                          $1,527       $16,187     $17,714
         50         420          470  Bank One Corp.                                                $1,663       $13,940     $15,603
        106         981        1,087  Citigroup, Inc.                                               $4,839       $44,651     $49,490
         46         400          446  FleetBoston Financial Corp.                                   $1,498       $13,144     $14,642
         68         600          668  J.P. Morgan Chase & Co.                                       $2,390       $21,216     $23,606
         50         460          510  State Street Corp.                                            $2,295       $20,948     $23,243
         76         800          876  U.S. Bancorp (with rights)                                    $1,351       $14,224     $15,575

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
                         TOTAL FOR INDUSTRY:  BANKS                                                $15,563      $144,310    $159,873

                                          BUSINESS SERVICES
         90         500          590  Accenture Ltd. Class A                                       $ 1,581      $  8,785    $ 10,366



                                             CHEMICALS
         52         485          537  Dow Chemical Co.                                             $ 1,724      $ 16,120    $ 17,844



                                           COMMUNICATIONS
          0           6            6  "McDATA Corp., Class A"                                      $     0      $     94    $     94
          0         335          335  "Verizon Communications, Inc."                               $     0      $ 16,686    $ 16,686
         48         400          448  Qwest Communications
                                        International, Inc.                                        $   628      $  5,180    $  5,808
         66         433          499  SBC Communications, Inc.                                     $ 2,515      $ 16,498    $ 19,013
        128       1,099        1,227  WorldCom, Inc. - WorldCom Group
                                        (with rights)                                              $ 1,719      $ 14,785    $ 16,504

                         TOTAL FOR INDUSTRY:  COMMUNICATIONS                                       $ 4,862      $ 53,243    $ 58,105

                                         COMPUTERS & OFFICE EQUIPMENT
        132       1,216        1,348  Cisco Systems, Inc.
                                        (with rights)                                              $ 2,232      $ 20,570    $ 22,802
        130       1,017        1,147  Compaq Computer Corp.                                        $ 1,138      $  8,896    $ 10,034
         72         714          786  EMC Corp.                                                    $   887      $  8,792    $  9,679
         32         261          293  International Business
                                        Machines Corp.                                             $ 3,415      $ 28,195    $ 31,610
        100         883          983  Solectron Corp.
                                        (with rights)                                              $ 1,230      $ 10,857    $ 12,087

PROFORMA SCHEDULE OF INVESTMENTS               AS OF OCTOBER 31, 2001(UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------

                         TOTAL FOR INDUSTRY: COMPUTERS & OFFICE EQUIPMENT                          $ 8,902      $ 77,310    $ 86,212

                                           CONSUMER NON-DURABLES
         40         300          340  Gillette Co.                                                 $ 1,244      $  9,327    $ 10,571
         67         661          728  Safeway, Inc.                                                $ 2,799      $ 27,547    $ 30,346
         67         440          507  Tyco International Ltd.
                                        (with rights)                                              $ 3,292      $ 21,622    $ 24,914

                         TOTAL FOR INDUSTRY: CONSUMER NON-DURABLES                                 $ 7,335      $ 58,496    $ 65,831

                                               DRUGS
         51         400          451  Abbott Laboratories (with rights)                            $ 2,707      $ 21,192    $ 23,899
         46         437          483  American Home Products Corp.
                                        (with rights)                                              $ 2,540      $ 24,392    $ 26,932
         46         424          470  Bristol-Myers Squibb Co.                                     $ 2,453      $ 22,663    $ 25,116
         42         378          420  Merck & Co., Inc.                                            $ 2,667      $ 24,120    $ 26,787
         82         748          830  Pfizer, Inc.                                                 $ 3,448      $ 31,350    $ 34,798
         52         300          352  Pharmacia Corp. (with rights)                                $ 2,087      $ 12,160    $ 14,247
         65         584          649  Schering-Plough Corp.
                                        (with rights)                                              $ 2,428      $ 21,713    $ 24,141

                         TOTAL FOR INDUSTRY:  DRUGS                                                $18,330      $157,590    $175,920

                                            ELECTRONICS
         32         260          292  Emerson Electric Co.                                         $ 1,574      $ 12,745    $ 14,319
        103       1,285        1,388  General Electric Co.                                         $ 3,743      $ 46,783    $ 50,526
        114       1,015        1,129  Intel Corp.                                                  $ 2,772      $ 24,786    $ 27,558
         49         395          444  Texas Instruments, Inc.
                                        (with rights)                                              $ 1,369      $ 11,056    $ 12,425

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------

                         TOTAL FOR INDUSTRY:  ELECTRONICS                                           $9,458      $ 95,370    $104,828

                                               ENERGY
         26           0           26  Phillips Petroleum Co.                                        $1,420      $      0    $  1,420



                                               ENERGY & SERVICES
          0         400          400  "Conoco, Inc."                                                $    0      $ 10,280    $ 10,280
         25         271          296  Anadarko Petroleum Corp.
                                        (with rights)                                               $1,426      $ 15,449    $ 16,875
          0         154          154  ChevronTexaco Corp.                                           $    0      $ 13,637    $ 13,637
        129       1,161        1,290  Exxon Mobil Corp.                                             $5,081      $ 45,801    $ 50,882
         40         348          388  Schlumberger Ltd.                                             $1,951      $ 16,865    $ 18,816

                         TOTAL FOR INDUSTRY:  ENERGY & SERVICES                                     $8,458      $102,032    $110,490

                                               FINANCE
         24           0           24  Dime Bancorp, Inc.
                                        (Warrants)                                                  $    5      $      0    $      5
         32           0           32  Golden West Financial Corp.                                   $1,550      $      0    $  1,550

                         TOTAL FOR INDUSTRY:  FINANCE                                               $1,555      $      0    $  1,555

                                          FINANCIAL SERVICES
         46         483          529  Franklin Resources, Inc.                                      $1,486      $ 15,488    $ 16,974
         49         452          501  Merrill Lynch & Co., Inc.                                     $2,146      $ 19,774    $ 21,920

                         TOTAL FOR INDUSTRY:  FINANCIAL SERVICES                                    $3,632      $ 35,262    $ 38,894

                                        FOREST & PAPER PRODUCTS

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
         46         200          246  International Paper Co.                                       $1,636       $ 7,160     $ 8,796
         38         340          378  Kimberly-Clark Corp.                                          $2,109       $18,851     $20,960
          0         140          140  Weyerhaeuser Co.                                              $    0       $ 6,987     $ 6,987

                         TOTAL FOR INDUSTRY:  FOREST & PAPER PRODUCTS                               $3,745       $32,998     $36,743

                                               HEALTH CARE
         35           0           35  McKesson, Inc.                                                $1,295       $     0     $ 1,295



                                              HEALTH SERVICES
         42         462          504  HCA, Inc.                                                     $1,662       $18,307     $19,969



                                              HOTELS & GAMING
         23         125          148  Marriott International, Inc.
                                        Class A                                                     $  721       $ 3,916     $ 4,637



                                              INSURANCE
         42         400          442  American International Group, Inc.                            $3,333       $31,438     $34,771
         34         339          373  Marsh & McLennan Companies, Inc.                              $3,260       $32,827     $36,087

                         TOTAL FOR INDUSTRY:  INSURANCE                                             $6,593       $64,265     $70,858

                                               MACHINERY
         29         272          301  United Technologies Corp.                                     $1,552       $14,663     $16,215

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------

                                           MEDIA & ENTERTAINMENT
         26         448          474  Gannett Co., Inc. (with rights)                               $1,643       $28,314     $29,957
        130       1,300        1,430  Liberty Media Corp. Class A                                   $1,526       $15,197     $16,723
         44         425          469  Viacom, Inc. Class B                                          $1,599       $15,517     $17,116

                         TOTAL FOR INDUSTRY:  MEDIA & ENTERTAINMENT                                 $4,768       $59,028     $63,796

                                         MEDICAL INSTRUMENTS & SUPPLIES
         56         380          436  Johnson & Johnson                                             $3,243       $22,006     $25,249



                                              RETAIL
         40         460          500  CVS Corp.                                                     $  956       $10,994     $11,950
         64         600          664  Home Depot, Inc.                                              $2,431       $22,938     $25,369
         74         703          777  Wal-Mart Stores, Inc.                                         $3,793       $36,139     $39,932

                         TOTAL FOR INDUSTRY:  RETAIL                                                $7,180       $70,071     $77,251

                                              SERVICES
         39           0           39  Comcast Corp. Special Class A                                 $1,398       $     0     $ 1,398



                                              SOFTWARE & SERVICES
         96         900          996  AOL Time Warner, Inc.
                                        (with rights)                                               $3,006       $28,089     $31,095
         32         300          332  Automatic Data Processing, Inc.                               $1,653       $15,498     $17,151

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
          0         283          283  Computer Sciences Corp.                                     $      0    $   10,159  $   10,159
         46         420          466  i2 Technologies, Inc.                                       $    208    $    1,915  $    2,123
        100         920        1,020  Microsoft Corp.                                             $  5,815    $   53,498  $   59,313
        120       1,100        1,220  Oracle Corp.                                                $  1,620    $   14,916  $   16,536

                         TOTAL FOR INDUSTRY:  SOFTWARE & SERVICES                                 $ 12,302    $  124,075  $  136,377

                                               TECHNOLOGY
          0           0            0  @Track Communications, Inc.
                                        (Warrants)                                                $      0    $        0  $        0



                                               TRANSPORTATION
         41         408          449  Boeing Co.                                                  $  1,324    $   13,301  $   14,625
         44         330          374  FedEx Corp.                                                 $  1,787    $   13,556  $   15,343

                         TOTAL FOR INDUSTRY:  TRANSPORTATION                                      $  3,111    $   26,857  $   29,968

                                               UTILITIES
         47         447          494  Duke Energy Corp.                                           $  1,821    $   17,185  $   19,006
         44         450          494  El Paso Corp.                                               $  2,142    $   22,077  $   24,219
          0         450          450  Exelon Corp.                                                $      0    $   18,932  $   18,932
         35         296          331  FPL Group, Inc.                                             $  1,858    $   15,707  $   17,565
         40           0           40  Reliant Energy, Inc.                                        $  1,118    $        0  $    1,118

                         TOTAL FOR INDUSTRY:  UTILITIES                                           $  6,939    $   73,901  $   80,840


                         TOTAL FOR SEGMENT:  COMMON STOCK                                         $144,626    $1,347,707  $1,492,333

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------

                                      ASSET BACKED SECURITIES
                                               FINANCE
      1,000           0        1,000  Citibank Credit Card
                                        Master Trust I                       6.900% 11/15/2006      $1,080       $     0      $1,080
        657           0          657  Money Store Home Improvement
                                        Trust                                7.410% 05/15/2017      $  688       $     0     $   688
      1,500           0        1,500  Standard Credit Card
                                        Master Trust                         8.450% 01/07/2007      $1,674       $     0     $ 1,674

                         TOTAL FOR INDUSTRY: FINANCE                                                $3,442       $     0     $ 3,442


                         TOTAL FOR SEGMENT: ASSET BACKED SECURITIES                                 $3,442       $     0     $ 3,442

                                      CORPORATE BONDS
                                         "FOOD, BEVERAGE & TOBACCO"
          0       4,906        4,906  "CanAgra Foods, Inc. (Baa1)"           6.700%     8/1/27      $    0       $ 5,016     $ 5,016
          0       3,000        3,000  "PepsiAmericas, Inc. (Baa1)"           6.375%     5/1/09      $    0       $ 3,087     $ 3,087
          0       7,000        7,000  "PepsiAmericas, Inc. (Baa1)"           5.950%    2/15/06      $    0       $ 7,270     $ 7,270
          0       5,000        5,000  Archer-Daniels-Midland Co. (A1)        7.000%     2/1/31      $    0       $ 5,302     $ 5,302
          0       2,000        2,000  Archer-Daniels-Midland Co. (A1)        8.125%     6/1/12      $    0       $ 2,400     $ 2,400
          0       2,000        2,000  Hershey Foods Corp. (A1)               7.200%    8/15/27      $    0       $ 2,114     $ 2,114

                         TOTAL FOR INDUSTRY: "FOOD, BEVERAGE & TOBACCO"                             $    0       $25,189     $25,189

                                         "METALS, MINERALS & MINING"
          0       7,000        7,000  "Alcoa, Inc. (A1)"                     7.375%     8/1/10      $    0       $ 7,886     $ 7,886
          0       4,000        4,000  Vulcan Materials Co. (A1)              5.750%     4/1/04      $    0       $ 4,143     $ 4,143

                         TOTAL FOR INDUSTRY: "METALS, MINERALS & MINING"                            $    0       $12,029     $12,029

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
                                                    BANKS
          0       2,005        2,005  American Express Co. (A1)              6.875%    11/1/05        $  0       $ 2,154     $ 2,154
          0         500          500  Bank of America Corp. (Aa3)            7.875%    12/1/02        $  0       $   527     $   527
          0       3,000        3,000  Bank One Corp. (Aa3)                   6.875%     8/1/06        $  0       $ 3,240     $ 3,240
          0       3,000        3,000  Bank One Corp. (Aa3)                   6.500%     2/1/06        $  0       $ 3,188     $ 3,188
          0       2,000        2,000  Bayerische Landesbank
                                        Girozentrale (NY)                    5.650%     2/1/09        $  0       $ 2,029     $ 2,029
          0         545          545  First Union National Bank (A1)         5.800%    12/1/08        $  0       $   553     $   553
          0       2,755        2,755  Key Bank N.A. (A1)                     5.800%     4/1/04        $  0       $ 2,882     $ 2,882
          0       3,000        3,000  Wachovia Corp. (A2)                    5.625%   12/15/08        $  0       $ 3,001     $ 3,001
          0       5,000        5,000  Wells Fargo & Co. (Aa2)                6.500%     9/3/02        $  0       $ 5,159     $ 5,159

                         TOTAL FOR INDUSTRY:  BANKS                                                   $  0       $22,733     $22,733

                                              CAPITAL GOODS
        250           0          250  Boeing Capital Corp.,
                                        6.10%, 3-1-2011                      6.100% 03/01/2011        $253       $     0     $   253
        250           0          250  Northrop Grumman Corp.,
                                        7.125%, 2-15-201                     7.125% 02/15/2011        $264       $     0     $   264

                         TOTAL FOR INDUSTRY:  CAPITAL GOODS                                           $517       $     0     $   517

                                              CHEMICALS
          0         500          500  "ICI Wilmington, Inc. (Baa2)"          6.950%    9/15/04        $  0       $   531     $   531
          0       1,000        1,000  "Praxair, Inc. (A3)"                   6.150%    4/15/03        $  0       $ 1,033     $ 1,033
          0       7,000        7,000  Rohm & Haas Co. (A3)                   7.400%    7/15/09        $  0       $ 7,751     $ 7,751

                         TOTAL FOR INDUSTRY:  CHEMICALS                                               $  0       $ 9,315     $ 9,315

                                            COMMUNICATIONS

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
          0       1,580        1,580  "Motorola, Inc. (A3)"                  7.600%     1/1/07      $    0       $ 1,608     $ 1,608
          0       7,000        7,000  "WorldCom, Inc. (A3)"                  6.400%    8/15/05      $    0       $ 7,165     $ 7,165
          0       3,000        3,000  AT&T Corp. (A3)                        6.500%    3/15/29      $    0       $ 2,593     $ 2,593
          0       1,000        1,000  New York Telephone Co. (A1)            6.000%    4/15/08      $    0       $ 1,033     $ 1,033
          0       7,055        7,055  Sprint Capital Corp. (Baa1)            6.125%   11/15/08      $    0       $ 7,111     $ 7,111

                         TOTAL FOR INDUSTRY: COMMUNICATIONS                                         $    0       $19,510     $19,510

                                         COMPUTERS & OFFICE EQUIPMENT
          0       2,000        2,000  "Pitney Bowes, Inc. (Aa3)"             5.500%    4/15/04      $    0       $ 2,073     $ 2,073
          0       5,000        5,000  Hewlett-Packard Co. (A2)               7.150%    6/15/05      $    0       $ 5,378     $ 5,378

                         TOTAL FOR INDUSTRY: COMPUTERS & OFFICE EQUIPMENT                           $    0       $ 7,451     $ 7,451

                                               CONSUMER CYCLICAL
        250           0          250  Abitibi Consolidated, Inc.,
                                        8.85%, 8-1-2030                      8.850% 08/01/2030      $  252       $     0     $   252
        500           0          500  DaimlerChrysler N.A.
                                        Holding Corp.                        7.400% 01/20/2005      $  530       $     0     $   530
        250           0          250  DaimlerChrysler N.A.
                                        Holding Corp.                        7.750% 01/18/2011      $  259       $     0     $   259
        250           0          250  Federated Department Stores, Inc.      6.300% 04/01/2009      $  248       $     0     $   248
        600           0          600  Georgia-Pacific Group,
                                        9.625%, 3-15-2022                    9.625% 03/15/2022      $  606       $     0     $   606
        250           0          250  Safeway, Inc., 7.25%, 2-1-2031         7.250% 02/01/2031      $  271       $     0     $   271
        250           0          250  Sysco Corp., 6.50%, 8-1-2028           6.500% 08/01/2028      $  243       $     0     $   243

                         TOTAL FOR INDUSTRY: CONSUMER CYCLICAL                                      $2,409       $     0     $ 2,409

                                           CONSUMER NON-DURABLES
          0       2,500        2,500  Alberto-Culver Co. (Baa1)              8.250%    11/1/05      $    0       $ 2,730     $ 2,730

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
          0       7,000        7,000  Clorox Co. (The) (A1)                  6.125%     2/1/11      $    0       $ 7,147     $ 7,147
          0       2,000        2,000  Colgate-Palmolive Co. (Aa3)            5.580%    11/6/08      $    0       $ 2,089     $ 2,089
          0       7,000        7,000  Procter & Gamble Co. (The) (Aa3)       9.360%     1/1/21      $    0       $ 9,309     $ 9,309

                         TOTAL FOR INDUSTRY:  CONSUMER NON-DURABLES                                 $    0       $21,275     $21,275

                                               CONSUMER STAPLES
        250           0          250  Anheuser-Busch Companies, Inc.,
                                        7.55%, 10-01-2030                    7.550% 10/01/2030      $  298       $     0     $   298
        250           0          250  Coca-Cola Bottling Co., 6.375%,
                                        5-1-2009                             6.375% 05/01/2009      $  259       $     0     $   259
        250           0          250  Coca-Cola Enterprises, Inc.,
                                        8.50%, 2-1-2022                      8.500% 02/01/2022      $  305       $     0     $   305
        500           0          500  Pepsi Bottling Group, Inc.,
                                        7.00%, Ser B 3-1-2029                7.000% 03/01/2029      $  546       $     0     $   546
        250           0          250  Proctor & Gamble Co.,
                                        6.875%, 9-15-2009                    6.875% 09/15/2009      $  278       $     0     $   278

                         TOTAL FOR INDUSTRY:  CONSUMER STAPLES                                      $1,686       $     0     $ 1,686

                                               DRUGS
          0       2,000        2,000  American Home Products Corp. (A3)      7.250%     3/1/23      $    0       $ 2,073     $ 2,073
          0       3,000        3,000  Pharmacia Corp. (A1)                   6.600%    12/1/28      $    0       $ 3,157     $ 3,157

                         TOTAL FOR INDUSTRY:  DRUGS                                                 $    0       $ 5,230     $ 5,230

                                               ELECTRICAL EQUIPMENT
          0       2,000        2,000  Danaher Corp. (A2)                     6.000%   10/15/08      $    0       $ 2,043     $ 2,043
          0       5,000        5,000  Eaton Corp. (A2)                       6.950%   11/15/04      $    0       $ 5,386     $ 5,386

                         TOTAL FOR INDUSTRY:  ELECTRICAL EQUIPMENT                                  $    0       $ 7,429     $ 7,429

                                               ENERGY
        500           0          500  Conoco, Inc., 6.95%, 4-15-2029         6.950% 04/15/2029      $  504       $     0     $   504

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
        500           0          500  Texaco Capital, Inc.,
                                        8.625%, 6-30-2010                    8.625% 06/30/2010      $  607       $     0     $   607
        250           0          250  Valero Energy Corp.,
                                        8.375%, 6-15-2005                    8.375% 06/15/2005      $  278       $     0     $   278
        300           0          300  Williams Companies, Inc.,
                                        7.50%, Ser A 1-15-2031               7.500% 01/15/2031      $  299       $     0     $   299

                         TOTAL FOR INDUSTRY:  ENERGY                                                $1,688       $     0     $ 1,688

                                               ENERGY & SERVICES
          0       7,000        7,000  Atlantic Richfield Co. (Aa1)           5.900%    4/15/09      $    0       $ 7,278     $ 7,278
          0       7,000        7,000  Enron Corp. (Baa2)                     6.400%    7/15/06      $    0       $ 5,439     $ 5,439

                         TOTAL FOR INDUSTRY:  ENERGY & SERVICES                                     $    0       $12,717     $12,717

                                               FINANCE
        250           0          250  American General Corp.,
                                        6.625%, 2-15-2029                    6.625% 02/15/2029      $  250       $     0     $   250
        500           0          500  Aristar, Inc., 7.25%, 6-15-2006        7.250% 06/15/2006      $  541       $     0     $   541
        500           0          500  BankAmerica Corp., 6.20%, 2-15-2006    6.200% 02/15/2006      $  528       $     0     $   528
        500           0          500  Bear Stearns Capital Trust I,
                                        7.00%, Variable, 1-15-2027           7.000% 01/15/2027      $  503       $     0     $   503
        250           0          250  British Columbia (Province of),
                                        6.50%, Ser B, 1-15-2026              6.500% 01/15/2026      $  266       $     0     $   266
        500           0          500  BSCH Issuance Ltd.,
                                        7.625%, 11-3-2009                    7.625% 11/03/2009      $  541       $     0     $   541
        250           0          250  Capital One Bank, 6.875%, 2-1-2006     6.875% 02/01/2006      $  251       $     0     $   251
        750           0          750  CIT Group, Inc., 7.375%, 3-15-2003     7.375% 03/15/2003      $  790       $     0     $   790
        500           0          500  Citigroup, Inc., 6.50%, 1-18-2011      6.500% 01/18/2011      $  533       $     0     $   533
        250           0          250  Corp Andina de Fomento,
                                        7.10%, 2-1-2003                      7.100% 02/01/2003      $  258       $     0     $   258
        500           0          500  Ford Motor Co., 6.375%, 2-1-2029       6.375% 02/01/2029      $  408       $     0     $   408
        500           0          500  General Motors Acceptance Corp.,
                                        6.15%, 4-5-2007                      6.150% 04/05/2007      $  495       $     0     $   495
        500           0          500  Goldman Sachs Group, Inc.,
                                        6.65%, 5-15-2009                     6.650% 05/15/2009      $  524       $     0     $   524

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
        250           0          250  Heller Financial, Inc.,
                                        6.375%, 3-15-2006                    6.375% 03/15/2006        $270            $0        $270
        500           0          500  Household Finance Corp.,
                                        6.00%, 5-1-2004                      6.000% 05/01/2004        $527            $0        $527
        500           0          500  Inter-American Development Bank,
                                        7.375%, 1-15-2010                    7.375% 01/15/2010        $588            $0        $588
        500           0          500  International Bank for
                                        Reconstruction & Deve                7.000% 01/27/2005        $554            $0        $554
        500           0          500  J.P. Morgan Chase & Co.,
                                        6.75%, 2-1-2011                      6.750% 02/01/2011        $530            $0        $530
        250           0          250  KeyCorp Capital II,
                                        6.875%, 3-17-2029                    6.875% 03/17/2029        $232            $0        $232
        250           0          250  Korea (Republic of),
                                        8.875%, 4-15-2008                    8.875% 04/15/2008        $294            $0        $294
        250           0          250  Korea Development Bank,
                                        7.125%, 4-22-2004                    7.125% 04/22/2004        $267            $0        $267
        500           0          500  Lehman Brothers Holdings, Inc.,
                                        7.875%, 11-1-2009                    7.875% 11/01/2009        $556            $0        $556
        500           0          500  Mellon Financial Corp.,
                                        6.375%, 2-15-2010                    6.375% 02/15/2010        $522            $0        $522
        250           0          250  Morgan Stanley Dean Witter & Co.,
                                        7.75%, 6-15-2005                     7.750% 06/15/2005        $277            $0        $277
        250           0          250  National City Corp.,
                                        6.875%, 5-15-2019                    6.875% 05/15/2019        $254            $0        $254
        500           0          500  NBD Bancorp,
                                        7.125%, 5-15-2007                    7.125% 05/15/2007        $538            $0        $538
        500           0          500  Ontario (Province of),
                                        5.50%, 10-1-2008                     5.500% 10/01/2008        $524            $0        $524
        250           0          250  Poland (Republic of),
                                        7.125%, 7-1-2004                     7.125% 07/01/2004        $269            $0        $269
        500           0          500  Prudential Insurance Co.,
                                        6.375%, 7-23-2006                    6.375% 07/23/2006        $527            $0        $527
        500           0          500  Quebec (Province of),
                                        7.50%, 9-15-2029                     7.500% 09/15/2029        $586            $0        $586
        500           0          500  ReliaStar Financial Corp.,
                                        8.00%, 10-30-2006                    8.000% 10/30/2006        $564            $0        $564
        250           0          250  Republic New York Capital I,
                                        7.75%, 11-15-2026                    7.750% 11/15/2026        $254            $0        $254
        500           0          500  Salomon Smith Barney Holdings,
                                        Inc., 5.875%, 3-15-2006              5.875% 03/15/2006        $526            $0        $526
        500           0          500  St. Paul Bancorp, Inc.,
                                        7.125%, 2-15-2004                    7.125% 02/15/2004        $531            $0        $531
        200           0          200  State Street Corp.,
                                        7.65%, 6-15-2010                     7.650% 06/15/2010        $228            $0        $228
        500           0          500  Textron Financial Corp.,
                                        7.125%, 12-9-2004                    7.125% 12/09/2004        $535            $0        $535

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
        500           0          500  Wells Fargo Bank, N.A.,
                                        6.45%, 2-1-2011                      6.450% 02/01/2011     $   524       $     0     $   524

                         TOTAL FOR INDUSTRY:  FINANCE                                              $16,365       $     0     $16,365

                                               FINANCIAL SERVICES
          0       2,000        2,000  "AXA Financial, Inc. (A2)"             7.000%     4/1/28     $     0       $ 2,018     $ 2,018
          0       2,000        2,000  Associates Corp. of North
                                        America (Aa1)                        6.000%    7/15/05     $     0       $ 2,105     $ 2,105
          0       2,725        2,725  ERAC USA Finance Co. (Baa1)            7.350%    6/15/08     $     0       $ 2,809     $ 2,809
          0      10,000       10,000  Financing Corp. (AAA S&P)              9.800%     4/6/18     $     0       $14,682     $14,682
          0       7,000        7,000  General  Motors Acceptance
                                        Corp. (A2)                           8.000%    11/1/31     $     0       $ 7,244     $ 7,244
          0       2,000        2,000  Toyota Motor Credit Corp. (Aa1)        5.500%   12/15/08     $     0       $ 2,040     $ 2,040
          0       2,000        2,000  Transamerica Finance Corp. (A3)        6.125%    11/1/01     $     0       $ 2,000     $ 2,000
          0       5,000        5,000  USAA Capital Corp. (Aa1)               6.900%    11/1/02     $     0       $ 5,213     $ 5,213

                         TOTAL FOR INDUSTRY:  FINANCIAL SERVICES                                   $     0       $38,111     $38,111

                                              FOREIGN CORPORATIONS
          0       2,000        2,000  "Alcan, Inc. (A2)"                     7.250%    11/1/28     $     0       $ 2,124     $ 2,124
          0         255          255  "Chilquinta Energia Finance
                                        Co., LLC (Aaa)"                      6.620%     4/1/11     $     0       $   266     $   266
          0       7,000        7,000  Apache Finance Property Ltd. (A3)      7.000%    3/15/09     $     0       $ 7,488     $ 7,488
          0       4,000        4,000  TXU Eastern Funding Co. (Baa1)         6.450%    5/15/05     $     0       $ 4,152     $ 4,152

                         TOTAL FOR INDUSTRY:  FOREIGN CORPORATIONS                                 $     0       $14,030     $14,030

                                            FOREST & PAPER PRODUCTS
          0       7,000        7,000  Westvaco Corp. (Baa1)                  7.950%    2/15/31     $     0       $ 7,251     $ 7,251

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------



                                                 HEALTH CARE
        375           0          375  Bristol-Myers Squibb Co.,
                                        6.80%, 11-15-2026                    6.800% 11/15/2026        $412        $    0      $  412
        150           0          150  Cardinal Health, Inc.,
                                        6.75%, 2-15-2011                     6.750% 02/15/2011        $162        $    0      $  162

                         TOTAL FOR INDUSTRY:  HEALTH CARE                                             $574        $    0      $  574

                                               INSURANCE
          0       2,000        2,000  "John Hancock Financial Services,
                                         Inc. (A1)"                          7.375%    2/15/24        $  0        $2,069      $2,069
          0       1,000        1,000  "MBIA, Inc. (Aa2)"                     7.000%   12/15/25        $  0        $  994      $  994
          0       7,000        7,000  "Provident Cos., Inc. (Baa1)"          7.000%    7/15/18        $  0        $6,863      $6,863
          0       1,000        1,000  "UnitedHealth Group, Inc. (A3)"        6.600%    12/1/03        $  0        $1,054      $1,054
          0       3,000        3,000  ACE INA Holdings (A2)                  8.300%    8/15/06        $  0        $3,272      $3,272
          0       2,000        2,000  Allmerica Financial Corp. (A2)         7.625%   10/15/25        $  0        $2,081      $2,081
          0       1,900        1,900  Allstate Corp. (The) (A1)              6.750%    6/15/03        $  0        $2,007      $2,007
          0       2,000        2,000  Allstate Corp. (The) (A1)              6.750%    5/15/18        $  0        $2,046      $2,046
          0       7,000        7,000  American Re Corp. (Aa1)                7.450%   12/15/26        $  0        $7,604      $7,604
          0       1,420        1,420  AmerUs Group Co. (Baa3)                6.950%    6/15/05        $  0        $1,462      $1,462
          0       1,000        1,000  CIGNA Corp. (A3)                       6.375%    1/15/06        $  0        $1,044      $1,044
          0       1,260        1,260  CIGNA Corp. (A3)                       7.400%    5/15/07        $  0        $1,385      $1,385
          0       2,000        2,000  Jackson National Life Insurance
                                        Co. (A2)                             8.150%    3/15/27        $  0        $2,180      $2,180
          0       1,000        1,000  Liberty Financial Co. (A3)             6.750%   11/15/08        $  0        $1,102      $1,102
          0       5,000        5,000  Liberty Mutual Insurance (A2)          8.200%     5/4/07        $  0        $5,400      $5,400
          0       2,000        2,000  New England Mutual Life Insurance
                                        Co. (A1)                             7.875%    2/15/24        $  0        $2,067      $2,067

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
          0       2,000        2,000  Prudential Funding LLC (A2)            6.750%   9/15/23           $0       $ 1,894     $ 1,894
          0       2,000        2,000  Torchmark Corp. (Baa1)                 8.250%   8/15/09           $0       $ 2,188     $ 2,188

                         TOTAL FOR INDUSTRY:  INSURANCE                                                 $0       $46,712     $46,712

                                               MACHINERY
          0       2,000        2,000  Parker Hannifin Corp. (A2)             5.650%   9/15/03           $0       $ 2,080     $ 2,080
          0       7,000        7,000  United Technologies Corp. (A3)         7.125%  11/15/10           $0       $ 7,772     $ 7,772

                         TOTAL FOR INDUSTRY:  MACHINERY                                                 $0       $ 9,852     $ 9,852

                                            MEDIA & ENTERTAINMENT
          0       7,000        7,000  "USA Networks, Inc. (Baa3)"            6.750%  11/15/05           $0       $ 7,327     $ 7,327
          0       7,000        7,000  "Viacom, Inc. (A3)"                    7.700%   7/30/10           $0       $ 7,814     $ 7,814
          0       7,000        7,000  Comcast Cable Communications (Baa2)    6.875%   6/15/09           $0       $ 7,323     $ 7,323
          0         500          500  Scripps (E.W.) Co. (The) (A2)          6.375%  10/15/02           $0       $   513     $   513
          0       3,000        3,000  Washington Post Co. (Aa3)              5.500%   2/15/09           $0       $ 3,005     $ 3,005

                         TOTAL FOR INDUSTRY:  MEDIA & ENTERTAINMENT                                     $0       $25,982     $25,982

                                         MEDICAL INSTRUMENTS & SUPPLIES
          0       2,000        2,000  "Becton, Dickinson & Co. (A2)"         6.700%    8/1/28           $0       $ 2,002     $ 2,002



                                                  RETAIL
          0       4,000        4,000  "Albertson's, Inc. (Baa1)"             6.550%    8/1/04           $0       $ 4,245     $ 4,245
          0       5,000        5,000  "Home Depot, Inc. (The) (Aa3)"         6.500%   9/15/04           $0       $ 5,416     $ 5,416
          0       6,000        6,000  "Wal-Mart Stores, Inc. (Aa2)"          6.875%   8/10/09           $0       $ 6,708     $ 6,708

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
          0       1,345        1,345  Target Corp. (A2)                      5.875%    11/1/08      $    0       $ 1,398     $ 1,398

                         TOTAL FOR INDUSTRY:  RETAIL                                                $    0       $17,767     $17,767

                                              SERVICES
        250           0          250  AT&T Corp. - Liberty Media Corp.       8.250% 02/01/2030      $  233       $     0      $  233
        250           0          250  Clear Channel Communications, Inc.     7.650% 09/15/2010      $  264       $     0      $  264
        500           0          500  Comcast Cable Communications, Inc.     8.500% 05/01/2027      $  564       $     0      $  564
        500           0          500  Cox Communications, Inc.,
                                        6.40%, 8-1-2008                      6.400% 08/01/2008      $  523       $     0      $  523
        500           0          500  Park Place Entertainment Corp.,
                                        8.50%, 11-15-2006                    8.500% 11/15/2006      $  521       $     0      $  521
        500           0          500  Viacom, Inc., 7.625%, 1-15-2016        7.625% 01/15/2016      $  568       $     0      $  568
        250           0          250  Waste Management, Inc.,
                                        7.375%, 8-1-2010                     7.375% 08/01/2010      $  267       $     0      $  267

                         TOTAL FOR INDUSTRY:  SERVICES                                              $2,940       $     0      $2,940

                                              SOFTWARE & SERVICES
          0       1,000        1,000  "Computer Associates
                                        International, Inc. (Baa)            6.500%    4/15/08      $    0       $   967      $  967



                                              TECHNOLOGY
        250           0          250  AirTouch Communications, Inc.,
                                        6.65%, 5-1-2008                      6.650% 05/01/2008      $  261       $     0      $  261
        500           0          500  ALLTEL Corp., 6.80%, 5-1-2029          6.800% 05/01/2029      $  445       $     0      $  445
        750           0          750  AT&T Corp., 6.00%, 3-15-2009           6.000% 03/15/2009      $  729       $     0      $  729
        250           0          250  AT&T Wireless Services, Inc.,
                                        8.75 %, 3-1-2031                     8.750% 03/01/2031      $  284       $     0      $  284
        250           0          250  Deutsche Telekom International
                                        Financial BV                         8.250% 06/15/2030      $  277       $     0      $  277
        250           0          250  France Telecom, 7.75%, 3-1-2011        7.750% 03/01/2011      $  273       $     0      $  273

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND : THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND : FORTIS ADVANTAGE FNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
        250           0          250  GTE Corp., 7.51%, 4-1-2009             7.510% 04/01/2009      $  277        $    0      $  277
        250           0          250  Koninklijke KPN N.V.,
                                        8.375%, 10-1-2030                    8.375% 10/01/2030      $  197        $    0      $  197
        500           0          500  Lockheed Martin Corp.,
                                        7.65%, 5-1-2016                      7.650% 05/01/2016      $  586        $    0      $  586
        400           0          400  Raytheon Co., 7.20%, 8-15-2027         7.200% 08/15/2027      $  403        $    0      $  403
        250           0          250  Sprint Capital Corp.,
                                        6.875%, 11-15-2028                   6.875% 11/15/2028      $  228        $    0      $  228
        250           0          250  Sprint Capital Corp.,
                                        7.625%, 1-30-2011                    7.625% 01/30/2011      $  265        $    0      $  265
        250           0          250  Telecomunicaciones de Puerto
                                        Rico, Inc.                           6.650% 05/15/2006      $  258        $    0      $  258
        500           0          500  Telefonica Europe BV,
                                        7.35%, 9-15-2005                     7.350% 09/15/2005      $  536        $    0      $  536
        500           0          500  Time Warner, Inc.,
                                        6.875%, 6-15-2018                    6.875% 06/15/2018      $  499        $    0      $  499
        250           0          250  Tyco International Group S.A.,
                                        6.875%, 1-15-2029                    6.875% 01/15/2029      $  250        $    0      $  250
        750           0          750  US West Communications,
                                        7.20%, 11-1-2004                     7.200% 11/01/2004      $  792        $    0      $  792
        250           0          250  Verizon Global Funding Corp.,
                                        7.25%, 12-1-2010                     7.250% 12/01/2010      $  274        $    0      $  274
        250           0          250  Verizon Global Funding Corp.,
                                        7.75%, 12-1-2030                     7.750% 12/01/2030      $  282        $    0      $  282
        500           0          500  Vodafone Group plc,
                                        7.875%, Ser B 2-15-2030              7.875% 02/15/2030      $  570        $    0      $  570
        750           0          750  WorldCom, Inc.,
                                        6.125%, 4-15-2002                    6.125% 04/15/2002      $  759        $    0      $  759

                         TOTAL FOR INDUSTRY:  TECHNOLOGY                                            $8,445        $    0      $8,445

                                               TRANSPORTATION
          0       6,000        6,000  Burlington Northern Santa Fe Corp.
                                        (Baa2)                               7.875%    4/15/07      $    0        $6,756      $6,756
        750           0          750  CSX Corp., 7.90%, 5-1-2017             7.900% 05/01/2017      $  856        $    0      $  856
          0       5,000        5,000  DaimlerChrysler North America
                                        Holding Corp                         7.125%    4/10/03      $    0        $5,182      $5,182
          0       7,000        7,000  Ford Motor Co. (A3)                    6.625%    10/1/28      $    0        $5,909      $5,909
        250           0          250  Norfolk Southern Corp.,
                                        6.75%, 2-15-2011                     6.750% 02/15/2011      $  263        $    0      $  263
          0       2,000        2,000  Rockwell International Corp. (A3)      6.700%    1/15/28      $    0        $1,886      $1,886

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                        ACQUIRED FUND: FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
                                 TOTAL FOR INDUSTRY:  TRANSPORTATION                                $1,119       $19,733     $20,852

                                                       UTILITIES
          0       2,000        2,000  "Great Plains Energy, Inc. (A2)"       7.125%   12/15/05      $    0       $ 2,136     $ 2,136
          0         500          500  "Williams Cos., Inc. (The) (Baa2)"     6.500%   11/15/02      $    0       $   514     $   514
          0       4,000        4,000  Alabama Power Co. (A2)                 7.125%    8/15/04      $    0       $ 4,325     $ 4,325
        500           0          500  Alabama Power Co.,
                                        7.125%, Ser L 10-1-200               7.125% 10/01/2007      $  549       $     0     $   549
          0         200          200  Allegheny Energy Supply (Baa1)         7.800%    3/15/11      $    0       $   217     $   217
        500           0          500  CMS Panhandle Holding Co.              7.000% 07/15/2029      $  448       $     0     $   448
        250           0          250  Dominion Fiber Ventures LLC            7.050% 03/15/2005      $  261       $     0     $   261
          0       4,000        4,000  Duke Energy Corp. (A1)                 5.375%     1/1/09          $0       $ 3,952     $ 3,952
        500           0          500  Duke Energy Corp.,
                                        6.00%, Ser A 12-1-2028               6.000% 12/01/2028      $  454       $     0     $   454
        250           0          250  El Paso Energy Corp.,
                                        8.05%, 10-15-2030                    8.050% 10/15/2030      $  265       $     0     $   265
        250           0          250  Enron Corp., 7.375%, 5-15-2019                05/15/2019      $  187       $     0     $   187
        500           0          500  Madison Gas & Electric Co.             6.020% 09/15/2008      $  508       $     0     $   508
          0       4,000        4,000  National Fuel Gas Co. (A2)             6.000%     3/1/09      $    0       $ 3,970     $ 3,970
        189           0          189  Niagara Mohawk Power Co.,
                                        7.625%, Ser F                        7.625% 10/01/2005      $  205       $     0     $   205
          0       1,150        1,150  Northern Border Pipeline Co. (A3)      7.750%     9/1/09      $    0       $ 1,218     $ 1,218
        250           0          250  Tennessee Gas Pipeline Co.,
                                        7.50%, 4-1-2017                      7.500% 04/01/2017      $  259       $     0     $   259
        250           0          250  TransCanada Pipelines Ltd.             6.490% 01/21/2009      $  260       $     0     $   260
        500           0          500  TXU Electric Capital V, 8.175%,
                                        1-30-2037                            8.175% 01/30/2037      $  588       $     0     $   588

                         TOTAL FOR INDUSTRY:  UTILITIES                                             $3,984       $16,332     $20,316

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                       ACQUIRED FUND : FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
                         TOTAL FOR SEGMENT: CORPORATE BONDS                                        $39,727      $341,617    $381,344

                                      U.S. GOVERNMENT SECURITIES
                                        FEDERAL NATIONAL MORTGAGE
                                              ASSOCIATION
        264           0          264  FNMA 6.30% #380269 4-1-2008            6.300% 04/01/2008     $   285      $      0    $    285
      1,625           0        1,625  FNMA 7.25% 5-15-2030                   7.250% 05/15/2030     $ 1,998      $      0    $  1,998
         43           0           43  FNMA 9.00% #038270 11-1-2016           9.000% 11/01/2016     $    47      $      0    $     47
         34           0           34  FNMA 9.00% #115286 3-1-2021            9.000% 03/01/2021     $    37      $      0    $     37

                         TOTAL FOR INDUSTRY: FEDERAL NATIONAL MORTGAGE
                                              ASSOCIATION                                          $ 2,367      $      0    $  2,367

                                        GOVERNMENT NATIONAL MORTGAGE
                                              ASSOCIATION
          0     416,708      416,708  5.00% due 02/15/11                                           $     0      $455,556    $455,556
        298           0          298  GNMA #465193 8.00%, 5-15-2030          8.000% 05/15/2030     $   316      $      0    $    316
        172           0          172  GNMA #520976 7.50%, 9-15-2030          7.500% 09/15/2030     $   181      $      0    $    181
        590           0          590  GNMA 9.00% #341679 1-15-2023           9.000% 01/15/2023     $   645      $      0    $    645
         16           0           16  GNMA 9.50% #256373 10-15-2019          9.500% 10/15/2019     $    17      $      0    $     17

                         TOTAL FOR INDUSTRY: GOVERNMENT NATIONAL
                                         MORTGAGE ASSOCIATION                                      $ 1,159      $455,556    $456,715

                                        OTHER DIRECT FEDERAL OBLIGATIONS
      1,300           0        1,300  Tennessee Valley Authority,
                                        5.375%, Ser G I                      5.375% 11/13/2008     $ 1,354      $      0    $  1,354



                                              U.S. TREASURY SECURITIES
      5,000           0        5,000  US Treasury 6.00% Note 8-15-2004       6.000% 08/15/2004     $ 5,417      $      0    $  5,417

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                       ACQUIRED FUND : FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------
      2,000           0        2,000  US Treasury Bond,
                                        10.375% 11-15-2012                  10.375% 11/15/2012    $  2,678    $        0  $    2,678
      4,000           0        4,000  US Treasury Note 4.625% 2-28-2003      4.625% 02/28/2003    $  4,129    $        0  $    4,129
      4,000           0        4,000  US Treasury Note 5.625% 2-15-2006      5.625% 02/15/2006    $  4,348    $        0  $    4,348
      1,000           0        1,000  US Treasury Note 5.75% 11-30-2002      5.750% 11/30/2002    $  1,039    $        0  $    1,039
      3,000           0        3,000  US Treasury Note, 5.00%, 2-15-2011     5.000% 02/15/2011    $  3,166    $        0  $    3,166
      3,900           0        3,900  US Treasury, Zero Coupon Strip
                                        11-15-2021                                  11/15/2021    $  1,362    $        0  $    1,362

                         TOTAL FOR INDUSTRY:  U.S. TREASURY SECURITIES                            $ 22,139    $        0  $   22,139


                         TOTAL FOR SEGMENT:  U.S. GOVERNMENT SECURITIES                           $ 27,019    $  455,556  $  482,575

                                        S-T INVESTMENTS
                                              FINANCE
      8,126           0        8,126  Repurchase Agreement 2.57% 11-01-01    2.570% 11/01/2001    $  8,126    $        0  $    8,126
          3           0            3  U.S. Bank N.A. Money Market
                                        Variable Rate                                                   $3    $        0  $        3

                         TOTAL FOR INDUSTRY:  FINANCE                                             $  8,129    $        0  $    8,129

                                              REPURCHASE AGREEMENT
          0      86,782       86,782  Joint Repurchase Agreement             2.570%    11/1/01    $      0    $   86,782  $   86,782




                         TOTAL FOR SEGMENT:  S-T INVESTMENTS                                      $  8,129    $   86,782  $   94,911


                         TOTAL FOR FUND:  THE HARTFORD ADVISERS FUND                              $222,943    $2,231,662  $2,454,605

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD ADVISERS FUND
                       ACQUIRED FUND : FORTIS ADVANTAGE FUNDS - ASSET ALLOCATION



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
  ACQUIRED    ACQUIRING                                                                         ACQUIRED     ACQUIRING
    FUND       FUND      COMBINED(1)                                       INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S) (IN '000'S)  (IN '000'S)              SECURITY                   RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
----------- -----------  -----------              --------                   ----      ----    -----------  -----------  -----------






1. Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2001 (Unaudited)
FORTIS WORLDWIDE GLOBAL GROWTH (ACQUIRED)
HARTFORD GLOBAL LEADERS FUND (ACQUIRING)



                                                                       FORTIS          HARTFORD
                                                                      ACQUIRED         ACQUIRING
                                                                        FUND             FUND
                                                                     10/31/2001       10/31/2001       PROFORMA         PROFORMA
                                                                    (HISTORICAL)     (HISTORICAL)    ADJUSTMENTS        COMBINED
                                                                    ------------     ------------    -----------       ----------
ASSETS
  Investments, at value                                                $105,830         $399,921               0         $505,751
  Cash, receivables and other assets                                      7,285           30,486               0           37,771
  Collateral for securities lending transactions                              0            9,334               0            9,334
  Unrealized appreciation on forward foreign
    currency contracts                                                       14                0               0               14
                                                                      ---------       ----------       ---------       ----------
TOTAL ASSETS                                                            113,129          439,741               0          552,870
                                                                      ---------       ----------       ---------       ----------
LIABILITIES
  Unrealized depreciation on forward foreign
    currency contracts                                                        0                0               0                0
  Payable upon return of securities loaned                                    0            9,334               0            9,334
  Payable for investment securities purchased                             1,852            6,894               0            8,746
  Redemptions of capital stock                                              127            1,811               0            1,938
  Accounts payable and accrued expenses                                     180              153               0              333
                                                                      ---------       ----------       ---------       ----------
TOTAL LIABILITIES                                                         2,159           18,192               0           20,351
                                                                      ---------       ----------       ---------       ----------
NET ASSETS
  Net proceeds of capital stock, par value $.01 per share                97,164          573,695               0          670,859
  Unrealized appreciation (depreciation) of investments
    in securities and translations of assets and liabilities
    denominated in foreign currency                                        (120)            (775)              0             (895)
  Undistributed net investment loss                                           0              (51)              0              (51)
  Accumulated net realized gain (loss) from sale of
    investments and currency                                             13,925         (151,320)              0         (137,394)
                                                                      ---------       ----------       ---------       ----------
TOTAL NET ASSETS                                                       $110,970         $421,549               0         $532,519
                                                                      =========       ==========       =========       ==========

OUTSTANDING SHARES
  Class A                                                             4,351,471       19,262,984       2,011,241  (A)  25,625,696
  Class B                                                               631,687        5,021,010       1,422,862  (A)   7,075,559
  Class C                                                               202,464        8,254,026          84,212  (A)   8,540,702
  Class H                                                               823,909                0        (823,909) (A)           0
  Class Y                                                                     0          607,000               0  (A)     607,000
                                                                      6,009,531       33,145,020       2,694,406  (A)  41,848,957
NET ASSET VALUE
  Class A                                                                $18.76           $12.83                           $12.83
  Class B                                                                $17.70           $12.54                           $12.54
  Class C                                                                $17.77           $12.55                           $12.55
  Class H                                                                $17.70            $0.00                            $0.00
  Class Y                                                                 $0.00           $13.03                           $13.03



(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001
FORTIS WORLDWIDE GLOBAL GROWTH (ACQUIRED)
HARTFORD GLOBAL LEADERS FUND (ACQUIRING)



                                                                             FORTIS       HARTFORD
                                                                            ACQUIRED     ACQUIRING
                                                                              FUND          FUND
                                                                            10/31/01      10/31/01     PROFORMA           PROFORMA
                                                                          (HISTORICAL)  (HISTORICAL)  ADJUSTMENTS         COMBINED
                                                                          ------------  ------------  -----------         --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                              $407        $1,401            0           $1,808
     Dividend Income                                                             1,256         5,862            0            7,118
     Fee income                                                                     14           115            0              129
                                                                             ---------    ----------    ---------       ----------
  Total Income                                                                   1,677         7,378            0            9,055
                                                                             ---------    ----------    ---------       ----------
  Expenses:
     Investment advisory and management fees                                     1,475         4,021         (367) (A)       5,129
     Transfer agent fees                                                             0         1,143          363  (A)       1,506
     Distribution fees                                                             653         2,920          110  (A)       3,683
     Registration fees                                                              45            83          (30) (A)          98
     Custodian fees, gross                                                          49           192          (49) (A)         192
     Custodian fees, expense offset                                                  0           (22)           0              (22)
     Accounting services                                                             0            91           30  (A)         121
     Directors' fees and expenses                                                   14             2          (14) (A)           2
     Other                                                                         122            87          (94) (A)         115
                                                                             ---------    ----------    ---------       ----------
  Total expenses (before reimbursements and waivers)                             2,358         8,517          (51)          10,824
      Expense reimbursements                                                         0             0            0                0
      Class A distribution fees waived                                               0          (132)         (55) (A)        (187)
                                                                             ---------    ----------    ---------       ----------
  Total expenses, net                                                            2,358         8,385         (106)          10,637
                                                                             ---------    ----------    ---------       ----------
NET INVESTMENT INCOME (LOSS)                                                      (681)       (1,007)         106           (1,582)
                                                                             ---------    ----------    ---------       ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from investments & foreign
    currency transactions                                                       18,111      (142,160)           0         (124,049)
  Net change in unrealized appreciation (depreciation)
    from investments and translation of assets & liabilities
    denominated in foreign currency                                            (91,616)         (700)           0          (92,316)
                                                                             ---------    ----------    ---------       ----------
NET LOSS ON INVESTMENTS                                                        (73,505)     (142,860)           0         (216,365)
                                                                             ---------    ----------    ---------       ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          ($74,186)    ($143,867)        $106        ($217,947)
                                                                             =========     =========    =========       ==========



(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND October 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. -- Global Growth Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. -- Hartford Global Leaders Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on October 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended October 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated October 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on October 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD CURRENCY CONTRACTS: The accounting records of the Acquiring Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Acquiring Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements. Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period resulting from changes in the exchange rates.

For the twelve-months ended October 31, 2001 the Funds entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/ replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets (Assets and Liabilities). In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At October 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay annual distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .85% of the first $500 million of average daily net assets, .75% for the next $500 million, and
 .70% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2003. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.65%, Classes B and C the limit is 2.35% and for Class Y the limit is 1.20%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended October 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on October 31, 2000.

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD GLOBAL LEADERS FUND
ACQUIRED FUND: FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
--------------------------------------                                                         -------------------------------------
 ACQUIRED       ACQUIRING                                                                        ACQUIRED    ACQUIRING
   FUND           FUND      COMBINED(1)                                   INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)    (IN '000'S)  (IN '000'S)      SECURITY                       RATE       DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
                                  COMMON STOCK
                                             "FOOD, BEVERAGE & TOBACCO"
        6            21            27    Nestle S.A.                                               $1,212      $ 4,393     $ 5,605
       28           105           133    Pepsico, Inc.                                             $1,374      $ 5,090     $ 6,464
       15            56            71    Philip Morris Companies, Inc.                             $  702      $ 2,607     $ 3,309

                         TOTAL FOR INDUSTRY: "FOOD, BEVERAGE & TOBACCO"                            $3,288      $12,090     $15,378

                                             "METALS, MINERALS & MINING"
       14            51            65    Alcoa, Inc.                                               $  445      $ 1,655     $ 2,100



                                             AEROSPACE & DEFENSE
       34           125           159    Raytheon Co.                                              $1,090      $ 4,025     $ 5,115



                                             APPAREL & TEXTILE
       15            56            71    Adidas-Salomon AG                                         $  857      $ 3,156     $ 4,013


PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                      MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                          ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)      SECURITY                          RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
                                           BANKS
      21          80            101    Banco Popular Espanol S.A.                                $   722      $ 2,677      $ 3,399
      12          45             57    Bank of America Corp.                                     $   720      $ 2,643      $ 3,363
      16          60             76    Bank One Corp.                                            $   538      $ 2,001      $ 2,539
      15          55             70    Bayerische Hypo- und Vereinsbank AG                       $   455      $ 1,682      $ 2,137
      23          83            106    BNP Paribas S.A.                                          $ 1,876      $ 6,902      $ 8,778
      68         249            317    Citigroup, Inc.                                           $ 3,082      $11,318      $14,400
      50         183            233    Credit Suisse Group                                       $ 1,815      $ 6,685      $ 8,500
      30         112            142    Deutsche Bank AG                                          $ 1,678      $ 6,215      $ 7,893
      78         289            367    Royal Bank of Scotland Group plc                          $ 1,873      $ 6,910      $ 8,783

                         TOTAL FOR INDUSTRY: BANKS                                               $12,759      $47,033      $59,792

                                           BUSINESS SERVICES
     196         722            918    Capita Group plc                                          $ 1,241      $ 4,582      $ 5,823
     627       2,293          2,920    Rentokil Initial plc                                      $ 2,258      $ 8,236      $10,494

                         TOTAL FOR INDUSTRY: BUSINESS SERVICES                                   $ 3,499      $12,818      $16,317

                                           COMMUNICATIONS
     165         606            771    COLT Telecom Group plc                                    $   281      $ 1,037      $ 1,318
     105         386            491    Deutsche Telekom AG                                       $ 1,613      $ 5,950      $ 7,563
      78         292            370    Nokia Oyj                                                 $ 1,642      $ 6,111      $ 7,753
       0           0              0    NTT DoCoMo, Inc.                                          $   800      $ 2,943      $ 3,743

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
--------------------------------------                                                         -------------------------------------
 ACQUIRED     ACQUIRING                                                                          ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)      SECURITY                          RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
       60         219           279    SK Telecom Co. Ltd. ADR                                   $ 1,273      $ 4,623      $ 5,896
      284       1,051         1,335    Telefonaktiebolaget LM Ericsson AB                        $ 1,234      $ 4,567      $ 5,801
      170         618           788    Telefonica S.A.                                           $ 2,045      $ 7,428      $ 9,473
       23          86           109    Verizon Communications, Inc.                              $ 1,166      $ 4,304      $ 5,470
    1,834       6,749         8,583    Vodafone Group plc                                        $ 4,240      $15,608      $19,848

                         TOTAL FOR INDUSTRY: COMMUNICATIONS                                      $14,294      $52,571      $66,865

                                           COMPUTERS & OFFICE EQUIPMENT
       89         329           418    Cisco Systems, Inc. (with rights)                         $ 1,499      $ 5,558      $ 7,057
       58         212           270    Dell Computer Corp. (with rights)                         $ 1,391      $ 5,074      $ 6,465
       92         332           424    Hewlett-Packard Co.                                       $ 1,540      $ 5,594      $ 7,134
       11          39            50    International Business Machines Corp.                     $ 1,156      $ 4,258      $ 5,414
        6          21            27    Minnesota Mining and Manufacturing Co.                    $   605      $ 2,234      $ 2,839
       61         225           286    Solectron Corp. (with rights)                             $   748      $ 2,765      $ 3,513

                         TOTAL FOR INDUSTRY: COMPUTERS & OFFICE EQUIPMENT                        $ 6,939      $25,483      $32,422

                                           CONSUMER NON-DURABLES
       28         101           129    Avon Products, Inc.                                       $ 1,288      $ 4,730      $ 6,018
       10          36            46    Cardinal Health, Inc.                                     $   663      $ 2,446      $ 3,109
       17          63            80    Fuji Photo Film Co. Ltd.                                  $   561      $ 2,079      $ 2,640
       63         232           295    Gillette Co.                                              $ 1,962      $ 7,219      $ 9,181
       54         198           252    Mattel, Inc.                                              $ 1,020      $ 3,744      $ 4,764
       28         103           131    McKesson, Inc.                                            $ 1,025      $ 3,806      $ 4,831
        7          26            33    Nintendo Co. Ltd.                                         $ 1,095      $ 3,964      $ 5,059

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                            -----------------------------------
 ACQUIRED    ACQUIRING                                                                            ACQUIRED   ACQUIRING
   FUND        FUND     COMBINED(1)                                            INTEREST MATURITY    FUND        FUND      COMBINED
(IN '000'S) (IN '000'S) (IN '000'S)      SECURITY                                RATE     DATE   (IN '000'S) (IN '000'S) (IN '000'S)
       8          30            38   Tyco International Ltd. (with rights)                          $  393     $ 1,464     $ 1,857

                       TOTAL FOR INDUSTRY: CONSUMER NON-DURABLES                                    $8,007     $29,452     $37,459

                                         DRUGS
      31         115           146   Abbott Laboratories (with rights)                              $1,658     $ 6,087     $ 7,745
      25          91           116   American Home Products Corp. (with rights)                     $1,401     $ 5,069     $ 6,470
      44         162           206   AstraZeneca plc                                                $1,979     $ 7,279     $ 9,258
      60         222           282   GlaxoSmithKline plc                                            $1,606     $ 5,970     $ 7,576

                       TOTAL FOR INDUSTRY: DRUGS                                                    $6,644     $24,405     $31,049

                                         ELECTRONICS
       0         142           142   "Samsung Electronics Co., Ltd., GDR"                           $    0     $10,730     $10,730
     195         713           908   Arm Holdings plc                                               $  985     $ 3,592     $ 4,577
      30         112           142   General Electric Co.                                           $1,107     $ 4,092     $ 5,199
      69         254           323   Intel Corp.                                                    $1,692     $ 6,208     $ 7,900
      13          49            62   Kyocera Corp.                                                  $  912     $ 3,341     $ 4,253
      15          55            70   Murata Manufacturing Co. Ltd.                                  $  929     $ 3,419     $ 4,348
      25          93           118   Siemens AG                                                     $1,186     $ 4,421     $ 5,607
      46         169           215   Sony Corp.                                                     $1,725     $ 6,381     $ 8,106
      29         106           135   Texas Instruments, Inc. (with rights)                          $  806     $ 2,961     $ 3,767

                       TOTAL FOR INDUSTRY: ELECTRONICS                                              $9,342     $45,145     $54,487

                                         ENERGY & SERVICES
      41         152           193   Exxon Mobil Corp.                                              $1,629     $ 6,008     $ 7,637

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                          ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)      SECURITY                          RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
      13           46              59  Royal Dutch Petroleum Co.                                  $   641      $ 2,346     $ 2,987
      18           67              85  TotalFinaElf S.A.                                          $ 2,543      $ 9,386     $11,929

                         TOTAL FOR INDUSTRY: ENERGY & SERVICES                                    $ 4,813      $17,740     $22,553

                                           FINANCIAL SERVICES
       0           89              89  Fortis Netherlands N.V.                                    $     0      $ 2,115     $ 2,115
       7           26              33  Goldman Sachs Group, Inc.                                  $   555      $ 2,048     $ 2,603
      41          150             191  Merrill Lynch & Co., Inc.                                  $ 1,775      $ 6,539     $ 8,314
      23           84             107  Softbank Corp.                                             $   492      $ 1,792     $ 2,284

                         TOTAL FOR INDUSTRY: FINANCIAL SERVICES                                   $ 2,822      $12,494     $15,316

                                           FOREST & PAPER PRODUCTS
      22           79             101  International Paper Co.                                    $   770      $ 2,821     $ 3,591
      41          152             193  UPM-Kymmene Oyj                                            $ 1,343      $ 4,939     $ 6,282

                         TOTAL FOR INDUSTRY: FOREST & PAPER PRODUCTS                              $ 2,113      $ 7,760     $ 9,873

                                           INSURANCE
      16           58              74  American International Group, Inc.                         $ 1,250      $ 4,575     $ 5,825
      93          343             436  Lloyds TSB Group plc                                       $   938      $ 3,450     $ 4,388

                         TOTAL FOR INDUSTRY: INSURANCE                                            $ 2,188      $ 8,025     $10,213

                                           MEDIA & ENTERTAINMENT
      84          312             396  Reed International plc                                     $   688      $ 2,556     $ 3,244
      14           51              65  Thomson Multimedia S.A.                                    $   330      $ 1,206     $ 1,536
      54          197             251  Viacom, Inc. Class B                                       $ 1,961      $ 7,196     $ 9,157

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                            -----------------------------------
 ACQUIRED     ACQUIRING                                                                            ACQUIRED   ACQUIRING
   FUND         FUND      COMBINED(1)                                          INTEREST MATURITY     FUND        FUND      COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)      SECURITY                              RATE     DATE   (IN '000'S) (IN '000'S) (IN '000'S)
                         TOTAL FOR INDUSTRY: MEDIA & ENTERTAINMENT                                  $2,979     $10,958      $13,937

                                         MEDICAL INSTRUMENTS & SUPPLIES
     47           171            218  Boston Scientific Corp.                                       $1,060      $3,877       $4,937
     41           148            189  Johnson & Johnson                                             $2,397      $8,588      $10,985

                         TOTAL FOR INDUSTRY: MEDICAL INSTRUMENTS & SUPPLIES                         $3,457     $12,465      $15,922

                                         RETAIL
    746         2,699          3,445  Marks & Spencer plc                                           $3,112     $11,302      $14,414
     20            73             93  McDonald's Corp.                                                $527      $1,911       $2,438
    158           572            730  Staples, Inc.                                                 $2,302      $8,340      $10,642
     22            80            102  Wal-Mart Stores, Inc.                                         $1,126      $4,122       $5,248

                         TOTAL FOR INDUSTRY: RETAIL                                                 $7,067     $25,675      $32,742

                                         SOFTWARE & SERVICES
     68           250            318  AOL Time Warner, Inc. (with rights)                           $2,129      $7,796       $9,925
     37           138            175  Check Point Software Technologies Ltd.                        $1,086      $4,059       $5,145
     47           173            220  Microsoft Corp.                                               $2,727     $10,077      $12,804
     84           305            389  Sun Microsystems, Inc.                                          $848      $3,098       $3,946
      7            27             34  VeriSign, Inc.                                                  $275      $1,030       $1,305

                         TOTAL FOR INDUSTRY: SOFTWARE & SERVICES                                    $7,065     $26,060      $33,125

                                         TECHNOLOGY
     39             0             39  Samsung Electronics Co. Ltd. GDR                              $2,633          $0       $2,633

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                            -----------------------------------
 ACQUIRED    ACQUIRING                                                                           ACQUIRED   ACQUIRING
   FUND        FUND     COMBINED(1)                                          INTEREST  MATURITY    FUND        FUND      COMBINED
(IN '000'S) (IN '000'S) (IN '000'S)     SECURITY                               RATE      DATE   (IN '000'S) (IN '000'S) (IN '000'S)
                                       TRANSPORTATION
       4           16           20  Northrop Grumman Corp. (with rights)                          $    450    $  1,619   $  2,069



                                       UTILITIES
      19           69           88  Vivendi Environnement                                         $    719    $  2,635   $  3,354




                         TOTAL FOR SEGMENT: COMMON STOCK                                          $103,470    $383,264   $486,734

                                     PREFERRED STOCKS
                                       COMMUNICATIONS
      33          122          155  Telecomunicacoes Brasileiras S.A. ADR                         $    863    $  3,171   $  4,034




                         TOTAL FOR SEGMENT: PREFERRED STOCKS                                      $    863    $  3,171   $  4,034

                                     S-T INVESTMENTS
                                       FINANCE
   1,495            0        1,495  Repurchase Agreement 2.57% 11-01-01       2.570%  11/01/2001  $  1,495    $      0   $  1,495
       2            0            2  U.S. Bank N.A. Money Market Variable Rate                     $      2    $      0   $      2

                         TOTAL FOR INDUSTRY: FINANCE                                              $  1,497    $      0   $  1,497

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND : THE HARTFORD GLOBAL LEADERS FUND

ACQUIRED FUND : FORTIS WORLDWIDE - GLOBAL GROWTH



       SHARES PAR (HISTORICAL)                                                                      MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                            -----------------------------------
 ACQUIRED    ACQUIRING                                                                             ACQUIRED   ACQUIRING
   FUND        FUND      COMBINED(1)                                           INTEREST MATURITY     FUND        FUND      COMBINED
(IN '000'S) (IN '000'S) (IN '000'S)      SECURITY                                RATE     DATE   (IN '000'S) (IN '000'S) (IN '000'S)
                                       REPURCHASE AGREEMENT
      0       13,486       13,486   Joint Repurchase Agreement                  2.570%   11/1/01  $      0    $ 13,486     $ 13,486


                         TOTAL FOR SEGMENT: S-T INVESTMENTS                                       $  1,497    $ 13,486     $ 14,983

                         TOTAL FOR FUND: THE HARTFORD GLOBAL LEADERS FUND                         $105,830    $399,921     $505,751



1. Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2001 (Unaudited)
Fortis Growth & Income (Acquired)
Hartford Growth and Income Fund (Acquiring)





                                                                           Fortis          Hartford
                                                                          Acquired         Acquiring
                                                                            Fund             Fund
                                                                         10/31/2001       10/31/2001       Proforma        Proforma
                                                                        (Historical)     (Historical)    Adjustments       Combined
                                                                        ------------     ------------    -----------       --------

 ASSETS
   Investments, at value                                                    $34,218        $346,881              0         $381,099
   Cash, receivables and other assets                                           653           9,837              0           10,490
   Collateral for securities lending transactions                                 0           9,219              0            9,219
                                                                          ---------      ----------        -------       ----------
 TOTAL ASSETS                                                                34,871         365,937              0          400,808
                                                                          ---------      ----------        -------       ----------
 LIABILITIES
   Payable upon return of securities loaned                                       0           9,219              0            9,219
   Payable for investment securities purchased                                  897          12,221              0           13,118
   Redemptions of capital stock                                                   0             511              0              511
   Accounts payable and accrued expenses                                         54             229              0              283
                                                                          ---------      ----------        -------       ----------
 TOTAL LIABILITIES                                                              951          22,180              0           23,131
                                                                          ---------      ----------        -------       ----------
 NET ASSETS
   Net proceeds of capital stock, par value $.01 per share                   33,645         421,718              0          455,363
   Unrealized appreciation (depreciation) of investments in
     securities and futures contracts                                        (1,904)        (41,254)             0          (43,158)
   Undistributed net investment income (loss)                                   (35)              0              0              (35)
   Accumulated net realized gain (loss) from sale of investments              2,215         (36,707)             0          (34,492)
                                                                          ---------      ----------        -------       ----------
 TOTAL NET ASSETS                                                           $33,920        $343,757              0         $377,677
                                                                          =========      ==========        =======       ==========




 OUTSTANDING SHARES
   Class A                                                                1,553,904      23,146,033        386,976  (a)  25,086,913
   Class B                                                                  528,563       4,276,016        649,645  (a)   5,454,224
   Class C                                                                  150,502       5,974,996         39,151  (a)   6,164,649
   Class H                                                                  405,177               0       (405,177) (a)           0
   Class Y                                                                        0          42,000              0  (a)      42,000
                                                                          2,638,146      33,439,045        670,595       36,747,786

 NET ASSET VALUE
   Class A                                                                   $12.94          $10.36                          $10.36
   Class B                                                                   $12.74          $10.10                          $10.10
   Class C                                                                   $12.74          $10.11                          $10.11
   Class H                                                                   $12.75           $0.00                           $0.00
   Class Y                                                                    $0.00          $10.52                          $10.52



 (a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001 (Unaudited)
Fortis Growth & Income (Acquired)
Hartford Growth and Income Fund (Acquiring)



                                                                           Fortis        Hartford
                                                                          Acquired       Acquiring
                                                                            Fund           Fund
                                                                          10/31/01       10/31/01       Proforma          Proforma
                                                                        (Historical)   (Historical)   Adjustments         Combined
                                                                        ------------   ------------   -----------         --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                            $160           $455              0           $615
     Dividend Income                                                             493          3,953              0          4,446
     Fee income                                                                    2             40              0             42
                                                                             -------       --------            ---       --------
  Total Income                                                                   655          4,448              0          5,103
                                                                             -------       --------            ---       --------
  Expenses:
     Investment advisory and management fees                                     394          2,719            (79) (a)     3,034
     Transfer agent fees                                                           0            761             91  (a)       852
     Distribution fees                                                           220          1,902             23  (a)     2,145
     Registration fees                                                            42             74            (29) (a)        87
     Custodian fees, gross                                                        20             12            (20) (a)        12
     Custodian fees, expense offset                                                0              0              0              0
     Accounting services                                                           0             66              8  (a)        74
     Directors' fees and expenses                                                  2              1             (1) (a)         2
     Other                                                                        21             62            (14) (a)        69
                                                                             -------       --------            ---       --------
  Total expenses (before reimbursements and waivers)                             699          5,597            (21)         6,275
      Expense reimbursements                                                       0              0              0              0
      Class A distribution fees waived                                             0           (115)           (12) (a)      (127)
                                                                             -------       --------            ---       --------
  Total expenses, net                                                            699          5,482            (33)         6,148
                                                                             -------       --------            ---       --------
NET INVESTMENT INCOME (LOSS)                                                     (43)        (1,034)            33         (1,171)
                                                                             -------       --------            ---       --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from investments and option & futures contracts            2,219        (35,963)             0        (33,744)
  Net change in unrealized appreciation (depreciation) of
     investments in securities & futures contracts                           (10,853)       (43,302)             0        (54,155)
                                                                             -------       --------            ---       --------
NET LOSS ON INVESTMENTS                                                       (8,634)       (79,265)             0        (87,899)
                                                                             -------       --------            ---       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                         ($8,677)      ($80,299)           $33       ($89,070)
                                                                             =======       ========            ===       ========



(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND October 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. -- Growth and Income Fund (Acquired Fund) by The Hartford Mutual Funds, Inc. -- Hartford Growth and Income Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on October 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended October 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated October 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on October 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At October 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay quarterly distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .80% of the first $500 million of average daily net assets, .70% for the next $500 million, and
 .65% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at

 .30% through at least February 28, 2003. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.45%, Classes B and C the limit is 2.15% and for Class Y the limit is 1.00%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended October 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on October 31, 2000.

PROFORMA SCHEDULE OF INVESTMENTS                                                AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND :  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND : FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                         COMMON STOCK
                                         "FOOD, BEVERAGE
                                         & TOBACCO"

     5           45          50          Pepsi Bottling
                                         Group, Inc.                                          $   218      $ 2,082        $ 2,300
    14          132         146          Pepsico, Inc.                                        $   662      $ 6,435        $ 7,097
                                         Philip Morris
    13          102         115          Companies, Inc.                                      $   622      $ 4,755        $ 5,377
                                         R.J. Reynolds
     5           49          54          Tobacco Holdings, Inc.                               $   275      $ 2,768        $ 3,043

                                      TOTAL FOR INDUSTRY:
                                      "FOOD, BEVERAGE
                                      & TOBACCO"                                              $1,777       $16,040        $17,817

                                         "METALS, MINERALS
                                         & MINING"
     3           30          33          Alcoa, Inc.                                          $  110       $   955        $ 1,065
     6           66          72          Engelhard Corp.
                                         (with rights)                                        $  170       $ 1,738        $ 1,908
                                         Freeport-McMoRan
    16          158         174          Copper & Gold, Inc.                                  $  158       $ 1,581        $ 1,739
    12          116         128          Lockheed Martin Corp.                                $  585       $ 5,662        $ 6,247

                                      TOTAL FOR INDUSTRY:
                                      "METALS, MINERALS
                                      & MINING"                                              $ 1,023       $ 9,936        $10,959

                                         BANKS
                                         Bank of
     6           58          64          America Corp.                                       $   342       $ 3,439        $ 3,781

PROFORMA SCHEDULE OF INVESTMENTS                                                AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND :  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND : FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
    29          282         311          Citigroup, Inc.                                     $ 1,304       $12,846        $14,150
     9           88          97          Fannie Mae                                          $   712       $ 7,116        $ 7,828
                                         Pacific Century
    23          220         243          Financial Corp.                                     $   534       $ 5,119        $ 5,653
                                         PNC Financial
     3           37          40          Services Group                                      $   181       $ 2,015        $ 2,196
    12          122         134          UnionBanCal Corp.                                   $   414       $ 4,067        $ 4,481
                                         Washington Mutual,
    14          124         138          Inc. (with rights)                                  $   423       $ 3,741        $ 4,164

                                      TOTAL FOR INDUSTRY:
                                      BANKS                                                  $ 3,910       $38,343        $42,253

                                         CHEMICALS Du Pont (E.I.)
    10           89          99          de Nemours & Co.                                    $   380       $ 3,543        $ 3,923

                                         COMMUNICATIONS
    20          206         226          AT&T Corp.                                          $   305       $ 3,142        $ 3,447
     7           67          74          Motorola, Inc.                                      $   116       $ 1,095        $ 1,211
                                         Qwest Communications
    11          113         124          International, Inc.                                 $   146       $ 1,459        $ 1,605
                                         SBC Communications,
     6           59          65          Inc.                                                $   221       $ 2,241        $ 2,462
                                         Sonus Networks,
    18          177         195          Inc.                                                $    76       $   745        $   821
                                         Sycamore Networks,
    18          241         259          Inc.                                                $    81       $ 1,061        $ 1,142
     5           45          50          Tekelec                                             $    92       $   866        $   958
                                         Verizon Communications,
    15          149         164          Inc.                                                $   742       $ 7,412        $ 8,154
                                         WorldCom, Inc. -
                                         WorldCom Group
    30          277         307          (with rights)                                       $   404       $ 3,726        $ 4,130

                                      TOTAL FOR INDUSTRY:
                                      COMMUNICATIONS                                         $ 2,183       $21,747        $23,930

PROFORMA SCHEDULE OF INVESTMENTS                                                AS OF OCTOBER 31, 2001 (Unaudited)

ACQUIRING FUND :  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND : FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                        ACQUIRED    ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                         COMPUTERS &
                                         OFFICE
                                         EQUIPMENT
                                         Cisco Systems,
                                         Inc. (with
    30          285         315          rights)                                             $   499       $ 4,821        $ 5,320
                                         Dell Computer
                                         Corp. (with
     9           92         101          rights)                                             $   216       $ 2,206        $ 2,422
    13          134         147          Hewlett-Packard Co.                                 $   226       $ 2,257        $ 2,483
                                         International Business
     4           42          46          Machines Corp.                                      $   476       $ 4,561        $ 5,037
                                         Lexmark International,
     6           58          64          Inc.                                                $   260       $ 2,609        $ 2,869
     6           61          67          SanDisk Corp.                                       $    70       $   663        $   733
                                         Solectron Corp.
    14          137         151          (with rights)                                       $   166       $ 1,680        $ 1,846

                                      TOTAL FOR INDUSTRY:
                                      COMPUTERS &
                                      OFFICE EQUIPMENT                                       $ 1,913       $18,797        $20,710

                                         CONSUMER
                                         NON-DURABLES
    10          101         111          McKesson, Inc.                                      $   385       $ 3,751        $ 4,136
    10           96         106          Procter & Gamble Co.                                $   701       $ 7,053        $ 7,754
    13          127         140          Safeway, Inc.                                       $   546       $ 5,302        $ 5,848
                                         Tyco International
    17          170         187          Ltd. (with rights)                                  $   845       $ 8,329        $ 9,174

                                      TOTAL FOR INDUSTRY:
                                      CONSUMER NON-DURABLES                                  $ 2,477       $24,435        $26,912

                                         DRUGS
    12          126         138          Abbott Laboratories
                                         (with rights)                                       $   662       $ 6,681        $ 7,343
                                         American Home Products
     3           32          35          Corp. (with rights)                                 $   184       $ 1,803        $ 1,987
                                         Genzyme Corp. -
     9           87          96          General Division                                    $   469       $ 4,699        $ 5,168
     7           71          78          Immunex Corp.                                       $   170       $ 1,699        $ 1,869
     6           66          72          Lilly (Eli) & Co.                                   $   497       $ 5,011        $ 5,508
     6           59          65          Merck & Co., Inc.                                   $   396       $ 3,733        $ 4,129

PROFORMA SCHEDULE OF INVESTMENTS                                                               AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND:  THE HARTFORD GROWTH AND INCOME FUND           ACQUIRED FUND: FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND         COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
     6           60          66          Pfizer, Inc.                                        $   253       $ 2,526        $ 2,779
                                         Pharmacia Corp.
    22          224         246          (with rights)                                       $   904       $ 9,095        $ 9,999
                                         Schering-Plough Corp.
    17          169         186          (with rights)                                       $   636       $ 6,298        $ 6,934

                                      TOTAL FOR INDUSTRY:
                                      DRUGS                                                  $ 4,171       $41,545        $45,716

                                         ELECTRICAL
                                         EQUIPMENT
                                         Credence Systems
    10           89          99          Corp.                                               $   129       $ 1,204        $ 1,333
                                         Thermo Electron
                                         Corp. (with
     7           72          79          rights)                                             $   148       $ 1,526        $ 1,674

                                      TOTAL FOR INDUSTRY:
                                      ELECTRICAL EQUIPMENT                                   $   277       $ 2,730        $ 3,007

                                         ELECTRONICS
    26          260         286          General Electric Co.                                $   965       $ 9,474        $10,439
    12          118         130          Intel Corp.                                         $   291       $ 2,884        $ 3,175
                                         Linear Technology
     4           40          44          Corp.                                               $   163       $ 1,544        $ 1,707
                                         Sanmina Corp. (with
    10          106         116          rights)                                             $   159       $ 1,600        $ 1,759
                                         Texas Instruments,
    11          105         116          Inc. (with rights)                                  $   297       $ 2,945        $ 3,242

                                      TOTAL FOR INDUSTRY:
                                      ELECTRONICS                                            $ 1,875       $18,447        $20,322

                                         ENERGY & SERVICES
     4           41          45          ChevronTexaco Corp.                                 $   367       $ 3,609        $ 3,976
    20          201         221          Exxon Mobil Corp.                                   $   789       $ 7,922        $ 8,711
                                         Helmerich &
     6           61          67          Payne, Inc.                                         $   194       $ 1,862        $ 2,056
                                         Royal Dutch
                                         Petroleum Co.
     5           48          53          NY Shares                                           $   242       $ 2,414        $ 2,656
                                         Santa Fe
     6           63          69          International Corp.                                 $   153       $ 1,536        $ 1,689

PROFORMA SCHEDULE OF INVESTMENTS                                                               AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND :  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND : FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY          FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
     6           65          71          Sunoco, Inc.                                        $   232       $ 2,448        $ 2,680

                                      TOTAL FOR INDUSTRY:
                                      ENERGY & SERVICES                                      $ 1,977       $19,791        $21,768

                                         FINANCIAL SERVICES

                                         Investment Technology
     4           45          49          Group, Inc.                                         $   290       $ 2,892        $ 3,182
                                         Merrill Lynch &
     8           83          91          Co., Inc.                                           $   367       $ 3,645        $ 4,012

                                      TOTAL FOR INDUSTRY:
                                      FINANCIAL SERVICES                                     $   657       $ 6,537        $ 7,194

                                         FOREST & PAPER
                                         PRODUCTS

                                         Kimberly-Clark
     4           36          40          Corp.                                               $   211       $ 2,009        $ 2,220
     3           30          33          Temple-Inland, Inc.                                 $   150       $ 1,505        $ 1,655

                                      TOTAL FOR INDUSTRY:
                                      FOREST & PAPER PRODUCTS                                $   361       $ 3,514        $ 3,875

                                         HEALTH SERVICES

                                         AmerisourceBergen
     3           31          34          Corp.                                               $   203       $ 1,958        $ 2,161



                                         INSURANCE

                                         Ambac Financial
    10           94         104          Group, Inc.                                         $   461       $ 4,502        $ 4,963
                                         American
                                         International
     8           74          82          Group, Inc.                                         $   602       $ 5,818        $ 6,420
                                         St. Paul
                                         Companies, Inc.
    10          104         114          (with rights)                                       $   482       $ 4,792        $ 5,274

                                      TOTAL FOR INDUSTRY:
                                      INSURANCE                                              $ 1,545       $15,112        $16,657

                                         MEDIA &
                                         ENTERTAINMENT
     7           69          76          Adelphia Communications
                                         Corp. Class A                                       $   155       $ 1,518        $ 1,673

PROFORMA SCHEDULE OF INVESTMENTS                                                               AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND :  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND : FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND        COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
                                         Gannett Co., Inc.
     4           36          40          (with rights)                                       $   246       $ 2,256        $ 2,502
                                         Knight-Ridder, Inc.
     4           40          44          (with rights)                                       $   219       $ 2,239        $ 2,458
                                         Liberty Media Corp.
    34          333         367          Class A                                             $   399       $ 3,889        $ 4,288

                                      TOTAL FOR INDUSTRY:
                                      MEDIA & ENTERTAINMENT                                  $ 1,019       $ 9,902        $10,921

                                         MEDICAL INSTRUMENTS
                                         & SUPPLIES

                                         Baxter International,
     4           50          54          Inc. (with rights)                                  $   208       $ 2,409        $ 2,617
                                         Becton, Dickinson
    10          101         111          & Co. (with rights)                                 $   351       $ 3,616        $ 3,967

                                      TOTAL FOR INDUSTRY:
                                      MEDICAL INSTRUMENTS
                                      & SUPPLIES                                             $   559       $ 6,025        $ 6,584

                                         RETAIL

                                         Bed Bath & Beyond,
    12          121         133          Inc.                                                $   313       $ 3,037        $ 3,350
     0           88          88          CVS Corp.                                           $     0       $ 2,108        $ 2,108
    19          183         202          Dollar General Corp.                                $   267       $ 2,611        $ 2,878
    10          101         111          Home Depot, Inc.                                    $   398       $ 3,869        $ 4,267
     7           73          80          Kroger Co.                                          $   179       $ 1,781        $ 1,960
                                         Lowe's Companies,
     9           83          92          Inc.                                                $   300       $ 2,820        $ 3,120
    12          124         136          McDonald's Corp.                                    $   321       $ 3,230        $ 3,551
    28          263         291          Staples, Inc.                                       $   402       $ 3,839        $ 4,241
                                         Wal-Mart Stores,
     8           79          87          Inc.                                                $   421       $ 4,081        $ 4,502

                                      TOTAL FOR INDUSTRY:
                                      RETAIL                                                 $ 2,601       $27,376        $29,977

                                         SOFTWARE & SERVICES
                                         AOL Time Warner, Inc.
    21          207         228          (with rights)                                       $   659       $ 6,470        $ 7,129

PROFORMA SCHEDULE OF
INVESTMENTS                                                            AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND:  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND: FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND        COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------
     8           82          90          First Data Corp.                                    $   561       $ 5,554        $ 6,115
     6           57          63          Intuit, Inc.
                                         (with rights)                                       $   225       $ 2,305        $ 2,530
    22          213         235          Microsoft Corp.                                     $ 1,268       $12,403        $13,671
     9           88          97          Oracle Corp.
                                         Rational Software                                   $   122       $ 1,197        $ 1,319
     1            6           7          Corp.                                               $    13       $    75        $    88
     6           57          63          VeriSign, Inc.                                      $   217       $ 2,210        $ 2,427
                                         VERITAS Software
     4           39          43          Corp.                                               $   116       $ 1,098        $ 1,214

                                      TOTAL FOR INDUSTRY:
                                      SOFTWARE & SERVICES                                    $ 3,181       $31,312        $34,493

                                         TRANSPORTATION

     5           38          43          Southwest Airlines Co.                              $    75       $   606        $   681
     6           63          69          USFreightways Corp.                                 $   187       $ 1,951        $ 2,138

                                      TOTAL FOR INDUSTRY:
                                      TRANSPORTATION                                         $   262       $ 2,557        $ 2,819

     6            0           6          UTILITIES
                                         Constellation
                                         Energy Group,
                                         Inc.                                                $   139       $     0        $   139
                                         Dominion
     4           35          39          Resources,
                                         Inc.                                                $   214       $ 2,158        $ 2,372
     7           69          76          Duke Energy Corp.                                   $   261       $ 2,643        $ 2,904
    10           98         108          Exelon Corp.                                        $   416       $ 4,115        $ 4,531
     0           55          55          Pinnacle West
                                         Capital Corp.                                       $     0       $ 2,322        $ 2,322
     9           93         102          Waste Management, Inc.                              $   228       $ 2,271        $ 2,499

                                      TOTAL FOR INDUSTRY:
                                      UTILITIES                                              $ 1,258       $13,509        $14,767

PROFORMA SCHEDULE OF INVESTMENTS                                                            AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND:  THE HARTFORD GROWTH AND INCOME FUND         ACQUIRED FUND: FORTIS EQUITY FNDS - GROWTH & INCOME

     SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
     -----------------------                                                                     --------------------------------
   ACQUIRED   ACQUIRING                                                                       ACQUIRED     ACQUIRING
     FUND       FUND      COMBINED(1)                           INTEREST       MATURITY         FUND         FUND        COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)        SECURITY             RATE           DATE        (IN '000'S)  (IN '000'S)   (IN '000'S)
-----------------------------------------------------------------------------------------------------------------------------------

                                     TOTAL FOR SEGMENT:
                                     COMMON STOCK                                            $33,609      $333,156       $366,765

                                         S-T INVESTMENTS
                                         FINANCE

   444            0         444          Repurchase Agreement
                                         2.57% 11-01-01          2.570%         11/01/2001   $   444      $      0       $   444
     0            0           0          U.S. Bank N.A.
                                         Money Market
                                         Variable Rate                                       $     0      $      0       $     0
   165            0         165          U.S. Treasury
                                        3.46%, 12-20-2001       3.460%          12/20/2001   $   165      $      0       $   165

                                      TOTAL FOR INDUSTRY:
                                      FINANCE                                                $   609      $      0       $   609

                                         REPURCHASE
                                         AGREEMENT
     0       13,725      13,725          Joint Repurchase
                                         Agreement              2.570%             11/1/01   $     0      $ 13,725       $ 13,725



                                      TOTAL FOR SEGMENT:
                                      S-T INVESTMENTS                                        $   609      $13,725        $ 14,334


                                      TOTAL FOR FUND:
                                      THE HARTFORD
                                      GROWTH AND
                                      INCOME FUND                                            $34,218      $346,881       $381,099



1. Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2001 (Unaudited)
FORTIS HIGH YIELD (ACQUIRED)                                           FORTIS          HARTFORD
HARTFORD HIGH YIELD FUND (ACQUIRING)                                  ACQUIRED        ACQUIRING
                                                                        FUND             FUND
                                                                     10/31/2001       10/31/2001        PROFORMA         PROFORMA
                                                                    (HISTORICAL)     (HISTORICAL)      ADJUSTMENTS       COMBINED
                                                                   --------------   --------------   --------------   --------------
ASSETS
     Investments, at value                                             $ 99,714          $91,382              0           $191,096
     Cash, receivables and other assets                                   3,010            3,686              0              6,696
     Collateral for securities lending transactions                           0            2,249              0              2,249
                                                                   --------------   --------------   --------------   --------------
TOTAL ASSETS                                                            102,724           97,317              0            200,041
                                                                   --------------   --------------   --------------   --------------
LIABILITIES
     Payable upon return of securities loaned                                 0            2,249              0              2,249
     Income distribution payable                                            313                0              0                313
     Payable for investment securities purchased                            136              133              0                269
     Redemptions of capital stock                                             0              385              0                385
     Accounts payable and accrued expenses                                  111               47              0                158
                                                                   --------------   --------------   --------------   --------------
TOTAL LIABILITIES                                                           560            2,814              0              3,374
                                                                              -                -              -                  -
NET ASSETS
     Net proceeds of capital stock, par value $.01 per share            184,647          105,320              0            289,967
     Unrealized appreciation (depreciation) of investments in
          securities and translation of assets and liabilities
          denominated in foreign currency                               (22,576)          (7,197)             0            (29,773)
     Undistributed net investment income (loss)                               0              139              0                139
     Accumulated net realized loss from sale of investments             (59,907)          (3,759)             0            (63,666)
                                                                   --------------   --------------   --------------   --------------
TOTAL NET ASSETS                                                       $102,164          $94,503              0           $196,667
                                                                   ==============   ==============   ==============   ==============




OUTSTANDING SHARES
     Class A                                                         12,754,174        5,418,019     (5,267,700) (a)    12,904,493
     Class B                                                          2,147,217        2,006,998      2,122,651  (a)     6,276,866
     Class C                                                            583,456        3,273,993       (240,165) (a)     3,617,284
     Class H                                                          5,105,508                0     (5,105,508) (a)             0
     Class Y                                                                  0          498,001              0  (a)       498,001
                                                                     20,590,355       11,197,011     (8,490,722) (a)    23,296,644
NET ASSET VALUE
     Class A                                                              $4.96            $8.45                             $8.45
     Class B                                                              $4.97            $8.43                             $8.43
     Class C                                                              $4.96            $8.43                             $8.43
     Class H                                                              $4.96            $0.00                             $0.00
     Class Y                                                              $0.00            $8.48                             $8.48



(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001 (Unaudited)
FORTIS HIGH YIELD (ACQUIRED)                                              FORTIS         HARTFORD
HARTFORD HIGH YIELD FUND (ACQUIRING)                                     ACQUIRED       ACQUIRING
                                                                           FUND            FUND
                                                                         10/31/01        10/31/01        PROFORMA        PROFORMA
                                                                       (HISTORICAL)    (HISTORICAL)    ADJUSTMENTS       COMBINED
                                                                      --------------  --------------  -------------    -------------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                      $13,039          $7,084               0           $20,123
     Dividend Income                                                           24              58               0                82
     Fee income                                                                 0               7               0                 7
                                                                      --------------  --------------  -------------    -------------
  Total Income                                                             13,063           7,149               0            20,212
                                                                      --------------  --------------  -------------    -------------
  Expenses:
     Investment advisory and management fees                                  866             518               9  (a)        1,393
     Transfer agent fees                                                        0             154             271  (a)          425
     Distribution fees                                                        698             436               0  (a)        1,134
     Registration fees                                                         40              21             (28) (a)           33
     Custodian fees, gross                                                      7               7              (7) (a)            7
     Custodian fees, expense offset                                             0              (6)              0                (6)
     Accounting services                                                        0              14              23  (a)           37
     Directors' fees and expenses                                               8               0              (8) (a)            0
     Other                                                                     54              14             (34) (a)           34
                                                                      --------------  --------------  -------------    -------------
  Total expenses (before reimbursements and waivers)                        1,674           1,158             226             3,058
      Expense reimbursements                                                    0               0               0                 0
      Class A distribution fees waived                                          0             (17)            (36) (a)          (53)
                                                                      --------------  --------------  -------------    -------------
  Total expenses, net                                                       1,674           1,141             190             3,005
                                                                      --------------  --------------  -------------    -------------
NET INVESTMENT INCOME (LOSS)                                               11,389           6,008            (190)           17,207
                                                                      --------------  --------------  -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss from investments & foreign currency transactions      (10,730)         (1,916)              0           (12,646)
  Net change in unrealized appreciation (depreciation) from
     investments and translation of assets & liabilities denominated
     in foreign currency                                                   (5,593)         (4,914)              0           (10,507)
                                                                      --------------  --------------  -------------    -------------
NET LOSS ON INVESTMENTS                                                   (16,323)         (6,830)              0           (23,153)
                                                                      --------------  --------------  -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      ($4,934)          ($822)          ($190)          ($5,946)
                                                                      ==============  ==============  =============    =============



(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND October 31, 2001 (Unaudited)

1.   GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - High Yield Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford High Yield Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on October 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended October 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated October 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on October 31, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At October 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security(ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Fund to pay monthly distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .75% of the first $500 million of average daily net assets, .65% for the next $500 million, and .60% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2003. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.40%, Classes B and C the limit is 2.10% and for Class Y the limit is .95%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended October 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.   PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on October 31, 2000.

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                         --------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
     FUND        FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------
                                             FOREIGN CURRENCIES
        11           0           11    EURO                                                       $10           $0           $10



                          TOTAL FOR SEGMENT:                                                      $10           $0           $10

                                               COMMON STOCK

                                             CONSUMER CYCLICAL
         1           0            1    Hosiery Corp. of America, Inc.
                                         Class A                                                   $0           $0            $0



                                                 SERVICES
         9           0            9    Marvel Enterprises, Inc. Class C
                                          (Warrants)                                               $0           $0            $0
         4           0            4    Splitrock Service (Warrants)                               $23           $0           $23

                          TOTAL FOR INDUSTRY:  SERVICES                                           $23           $0           $23

                                                TECHNOLOGY
         1           0            1    @Track Communications, Inc.
                                          (Warrants)                                               $1           $0            $1
         6           0            6    Adelphia Business Solutions,
                                          Inc. (with rights)                                       $4           $0            $4
        13           0           13    Powertel, Inc. (Warrants)                                 $338           $0          $338
        11           0           11    Telus Corp. (Warrants)                                     $77           $0           $77

                          TOTAL FOR INDUSTRY:  TECHNOLOGY                                        $420           $0          $420

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                         --------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

                          TOTAL FOR SEGMENT:  COMMON STOCK                                          $443           $0         $443

                                               PREFERRED STOCKS

                                         "METALS, MINERALS & MINING"
        0           21            21   Rio Algom Ltd.                                                 $0         $505         $505


                                              COMMUNICATIONS
        0            5             5   "NEXTLINK Communications, Inc."                                $0          $10          $10


                          TOTAL FOR SEGMENT:  PREFERRED STOCKS                                        $0         $515         $515

                                             CORPORATE BONDS

                                         "FOOD, BEVERAGE & TOBACCO"
        0          260           260   "Hercules, Inc. (Ba1)"              6.600%      8/1/27         $0         $215         $215
       75           70           145   Smithfield Foods, Inc., 8.00%,
                                          10-15-2009                       8.000%  10/15/2009        $78          $73         $151

                          TOTAL FOR INDUSTRY:  "FOOD, BEVERAGE & TOBACCO"                            $78         $288         $366

                                         "METALS, MINERALS & MINING"
        0          100           100   "Lukens, Inc. (Ca)"                 7.625%      8/1/04         $0           $9           $9
    1,065        1,280         2,345   AK Steel Corp., 7.875%,
                                          2-15-2009                        7.875%  02/15/2009       $996       $1,197       $2,193
      180          100           280   Newmont Mining Corp., 8.625%,
                                          5-15-2011                        8.625%  05/15/2011       $187         $104         $291
      585          460         1,045   Phelps Dodge Corp., 8.75%,
                                          6-1-2011                         8.750%  06/01/2011       $532         $418         $950

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                         --------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

      255          660           915   Phelps Dodge Corp., 9.50%,
                                          6-1-2031                         9.500%  06/01/2031       $228         $589         $817
      375          215           590   Santa Fe Pacific Gold Corp.         8.375%  07/01/2005       $394         $226         $620
      810          605         1,415   U.S. Steel L.L.C., 10.75%,
                                          8-1-2008                        10.750%  08/01/2008       $729         $545       $1,274

                          TOTAL FOR INDUSTRY:  "METALS, MINERALS & MINING"                        $3,066       $3,088       $6,154

                                              AEROSPACE & DEFENSE
        0          450           450   "Condor Systems, Inc. (Ca)"        11.875%      5/1/09         $0         $153         $153



                                              BANKS
        0          300           300   "Golden State Holdings, Inc.
                                          (Ba1)"                           7.125%      8/1/05         $0         $306         $306
        0          520           520   "Sovereign Bankcorp, Inc. (Ba3)"    8.625%     3/15/04         $0         $550         $550

                          TOTAL FOR INDUSTRY:  BANKS                                                  $0         $856         $856

                                              BASIC MATERIALS
    1,500            0         1,500   Hercules, Inc., 11.125%,
                                          11-15-2007                      11.125%  11/15/2007     $1,395           $0       $1,395
    1,750            0         1,750   Lyondell Chemical Co., 9.875%,
                                          Ser B 5-1-2007                   9.875%  05/01/2007     $1,680           $0       $1,680

                          TOTAL FOR INDUSTRY:  BASIC MATERIALS                                    $3,075           $0       $3,075

                                              BUSINESS SERVICES
        0           75            75   "Interpool, Inc. (Ba3)"             7.350%      8/1/07         $0          $69          $69
    1,000          800         1,800   Building One Services Corp.,
                                          10.50%, 5-1-2009                10.500%  05/01/2009       $735         $588       $1,323
      530          350           880   United Rentals, Inc., 10.75%,
                                          4-15-2008                       10.750%  04/15/2008       $556         $368         $924

                          TOTAL FOR INDUSTRY:  BUSINESS SERVICES                                  $1,291       $1,025       $2,316

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND: FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                         --------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

                                             CAPITAL GOODS
  1,250             0         1,250    BRL Universal Equipment, 8.875%,    8.875%  02/15/2008     $1,288           $0      $1,288
  1,625             0         1,625    Sequa Corp., 8.875%,
                                          Ser B 4-1-2008                   8.875%  04/01/2008     $1,438           $0      $1,438

                          TOTAL FOR INDUSTRY:  CAPITAL GOODS                                      $2,726           $0      $2,726

                                             CHEMICALS
      0         1,200         1,200    "Millennium America, Inc. (Ba1)"    7.625%    11/15/26         $0         $860        $860
      0           500           500    ARCO Chemical Co. (Ba3)             9.800%      2/1/20         $0         $437        $437
  1,650           980         2,630    Equistar Chemical L.P., 7.55%,
                                          2-15-2026                        7.550%  02/15/2026     $1,176         $637      $1,813
      0           170           170    Georgia Gulf Corp. (Ba2)            7.625%    11/15/05         $0         $174        $174
    550           215           765    Georgia Gulf Corp., 10.375%,
                                          11-1-2007                       10.375%  11/01/2007       $562         $220        $782
      0           300           300    Huntsman Corp. (Ca)                 9.500%      7/1/07         $0          $18         $18
      0           150           150    Huntsman ICI Chemicals LLC (B2)    10.125%      7/1/09         $0         $122        $122
    135           125           260    IMC Global, Inc., 11.25%,
                                          6-1-2011                        11.250%  06/01/2011       $138         $128        $266
      0           480           480    Lyondell Chemical Co. (Ba3)         9.625%      5/1/07         $0         $461        $461

                          TOTAL FOR INDUSTRY:  CHEMICALS                                          $1,876       $3,057      $4,933

                                             COMMUNICATIONS
      0           825           825    "Level 3 Communications, Inc.
                                          (Caa1)"                         11.250%     3/15/10         $0         $334        $334
      0           100           100    "McLeodUSA, Inc. (B3)"              9.250%     7/15/07         $0          $24         $24
      0           300           300    "McLeodUSA, Inc. (B3)"              9.500%     11/1/08         $0          $72         $72
      0           200           200    "McLeodUSA, Inc. (B3)"             11.500%      5/1/09         $0          $52         $52
      0           100           100    "McLeodUSA, Inc. (CCC+ S&P)"        8.125%     2/15/09         $0          $23         $23
      0           300           300    "Metromedia Fiber Network, Inc.
                                          (Caa3)"                         10.000%    12/15/09         $0          $57         $57

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND: FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                         -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

       0           100           100   "Telecorp PCS, Inc. (B3)"          10.625%     7/15/10         $0         $116        $116
       0           400           400   "Tritel PCS, Inc. (B3)"            10.375%     1/15/11         $0         $459        $459
       0           750           750   "XO Communications, Inc. (Caa1)"   10.750%    11/15/08         $0         $143        $143
       0         1,065         1,065   "XO Communications, Inc. (Caa1)"   12.500%     4/15/06         $0         $213        $213
     760           680         1,440   Allegiance Telecom, Inc.,
                                          19.08%, Ser B                            02/15/2008       $308         $275        $583
       0           200           200   Centennial Communications Corp.
                                          (B3)                            10.750%    12/15/08         $0         $173        $173
       0           325           325   Crown Castle International Corp.
                                          (B3)                            10.750%      8/1/11         $0         $307        $307
   1,640           860         2,500   Crown Castle International
                                          Corp.                            9.375%  08/01/2011     $1,427         $748      $2,175
     250         1,025         1,275   Echostar DBS Corp., 9.375%,
                                          2-1-2009                         9.375%  02/01/2009       $255       $1,046      $1,301
       0           300           300   Focal Communications Corp.
                                         (Caa3)                           12.250%     2/15/08         $0          $81         $81
     595           295           890   Focal Communications Corp.,
                                         11.875%, Ser B                   11.875%  01/15/2010       $214         $106        $320
     540           810         1,350   Level 3 Communications, Inc.       11.000%  03/15/2008       $259         $389        $648
   4,445         3,095         7,540   Level 3 Communications, Inc.        9.125%  05/01/2008     $2,000       $1,393      $3,393
       0           150           150   Loral Space & Communications
                                         Ltd. (B3)                         9.500%     1/15/06         $0          $75         $75
   2,368         1,755         4,123   Lucent Technologies, Inc.,
                                         6.45%, 3-15-2029                  6.450%  03/15/2029     $1,492       $1,106      $2,598
   2,330         1,305         3,635   McLeodUSA, Inc., 11.375%,
                                         1-1-2009                         11.375%  01/01/2009       $629         $352        $981
     320           450           770   Metromedia Fiber Network, Inc.     10.000%  12/15/2009        $70          $99        $169
   2,135         1,330         3,465   Metromedia Fiber Network, Inc.     10.000%  11/15/2008       $470         $293        $763
     870         1,180         2,050   Motorola, Inc., 5.22%, 10-1-2097    5.220%  10/01/2097       $539         $732      $1,271
   3,670         2,620         6,290   Nextel Communications, Inc.         9.375%  11/15/2009     $2,578       $1,841      $4,419
       0           870           870   NTL Communications Corp. (B3)      12.375%      2/1/08         $0         $494        $494
       0           475           475   NTL Communications Corp. (B3)       9.875%    11/15/09         $0         $222        $222
   1,300           450         1,750   PanAmSat Corp., 6.875%,
                                         1-15-2028                         6.875%  01/15/2028       $857         $297      $1,154

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND: FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
     FUND        FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

      562           170           732  RCN Corp., 34.99%,
                                          Ser B 2-15-2008 (Zero)                   02/15/2008       $135          $41        $176
    1,795         1,520         3,315  Spectrasite Holdings, Inc.,
                                          16.37%, 4-15-2009                        04/15/2009       $521         $441        $962
      275           645           920  Time Warner Telecom LLC,
                                          9.75%, 7-15-2008                 9.750%  07/15/2008       $209         $490        $699
      840         1,350         2,190  Williams Communications Group,
                                          Inc.                            10.875%  10/01/2009       $353         $581        $934
    2,030         2,610         4,640  Williams Communications Group,
                                          Inc.                            11.700%  08/01/2008       $853       $1,122      $1,975

                          TOTAL FOR INDUSTRY:  COMMUNICATIONS                                    $13,169      $14,197     $27,366

                                             CONSTRUCTION
        0           100           100  "MDC Holdings, Inc. (Ba2)"          8.375%      2/1/08         $0         $101        $101
        0           600           600  Centex Corp. (Baa2)                 7.875%      2/1/11         $0         $613        $613
        0            50            50  Del Webb Corp. (Ba1)                9.375%      5/1/09         $0          $51         $51
      265           155           420  Integrated Electric Services,
                                          Inc.                             9.375%  02/01/2009       $223         $130        $353
        0           220           220  Kaufman and Broad Home Corp.
                                          (Ba2)                            7.750%    10/15/04         $0         $220        $220
        0           100           100  Toll Corp. (Ba2)                    8.750%    11/15/06         $0         $101        $101
        0           125           125  Toll Corp. (BB+ S&P)                7.750%     9/15/07         $0         $122        $122

                          TOTAL FOR INDUSTRY:  CONSTRUCTION                                         $223       $1,338      $1,561

                                            CONSUMER CYCLICAL
    1,000             0         1,000  D.R. Horton, Inc., 9.375%,
                                          3-15-2011                        9.375%  03/15/2011       $980           $0        $980



                                           CONSUMER NON-DURABLES
        0           675           675  "Fleming Cos., Inc. (Ba3)"         10.125%      4/1/08         $0         $705        $705
      275           200           475  Airgas, Inc., 9.125%, 10-1-2011     9.125%  10/01/2011       $289         $210        $499

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND          FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

     340           283           623   Arkmel Finance, Inc., 9.50%,
                                          8-15-2009                        9.500%  08/15/2009       $355         $296         $651
     520           385           905   Plastipak Holdings, Inc.,
                                          10.75%, 9-1-2011                10.750%  09/01/2011       $544         $403         $947
       0           400           400   Xerox Corp. (Ba1)                   5.250%    12/15/03         $0         $316         $316

                          TOTAL FOR INDUSTRY:  CONSUMER NON-DURABLES                              $1,188       $1,930       $3,118

                                              CONSUMER SERVICES
       0           300           300   Service Corp. International (B1)    7.875%      2/1/13         $0         $269         $269
   2,375         1,245         3,620   Service Corp. International,
                                          6.50%, 3-15-2008                 6.500%  03/15/2008     $2,108       $1,105       $3,213
     250           420           670   Service Corp. International,
                                          6.875%, 10-1-2007                6.875%  10/01/2007       $226         $380         $606

                          TOTAL FOR INDUSTRY:  CONSUMER SERVICES                                  $2,334       $1,754       $4,088

                                              DRUGS
       0           540           540   "Watson Pharmaceuticals, Inc.
                                          (Ba1)"                           7.125%     5/15/08         $0         $558         $558
     275           240           515   Alaris Medical Systems, Inc.,
                                          11.625%, 12-1-2006              11.625%  12/01/2006       $291         $254         $545

                          TOTAL FOR INDUSTRY:  DRUGS                                                $291         $812       $1,103

                                              ENERGY
     300             0           300   Key Energy Services, Inc.,
                                          8.375%, 3-1-2008                 8.375%  03/01/2008       $303           $0         $303
     625             0           625   Nuevo Energy Co., 9.375%,
                                          Ser B 10-1-2010                  9.375%  10/01/2010       $600           $0         $600
   1,000             0         1,000   Pioneer Natural Resources Co.,
                                          9.625%, 4-1-2010                 9.625%  04/01/2010     $1,127           $0       $1,127
     800             0           800   Swift Energy Co., 10.25%,
                                          8-1-2009                        10.250%  08/01/2009       $812           $0         $812

                          TOTAL FOR INDUSTRY:  ENERGY                                             $2,842           $0       $2,842

                                              ENERGY & SERVICES
       0            75            75   "Clark Refining & Marketing,
                                          Inc. (Ba3)"                      8.625%     8/15/08         $0          $65          $65

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED     ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

       0           900           900   "Newpark Resources, Inc. (B2)"      8.625%    12/15/07         $0        $801         $801
       0           450           450   "Plains Resources, Inc. (B2)"      10.250%     3/15/06         $0        $457         $457
       0           400           400   "Varco International, Inc.
                                         (Baa2)"                           7.500%     2/15/08         $0        $400         $400
       0           125           125   "Vintage Petroleum, Inc. (Ba3)"     9.750%     6/30/09         $0        $134         $134
       0           150           150   Belco Oil & Gas Corp. (Ba3)         8.875%     9/15/07         $0        $153         $153
       0            50            50   Cross Timbers Oil Co. (Ba3)         8.750%     11/1/09         $0         $52          $52
       0           403           403   Nuevo Energy Co. (B1)               9.500%      6/1/08         $0        $391         $391
       0           161           161   Peabody Energy Corp. (B1)           9.625%     5/15/08         $0        $171         $171
       0           325           325   Pioneer Natural Resources Co.
                                          (Ba1)                            6.500%     1/15/08         $0        $313         $313
       0           500           500   Pioneer Natural Resources Co.
                                          (Ba1)                            7.200%     1/15/28         $0        $438         $438
       0           650           650   Pogo Producing Co. (B1)            10.375%     2/15/09         $0        $692         $692
   1,400           320         1,720   Pogo Producing Co., 8.25%,
                                          Ser B 4-15-2011                  8.250%  04/15/2011     $1,418        $324       $1,742
       0           100           100   R&B Falcon Corp. (Baa3)             7.375%     4/15/18         $0         $98          $98
       0           150           150   R&B Falcon Corp. (Baa3)             6.500%     4/15/03         $0        $155         $155
     300           200           500   Snyder Oil Corp., 8.75%,
                                          6-15-2007                        8.750%  06/15/2007       $315        $210         $525
       0           575           575   Tesoro Petroleum Corp. (B1)         9.000%      7/1/08         $0        $561         $561

                          TOTAL FOR INDUSTRY:  ENERGY & SERVICES                                  $1,733      $5,415       $7,148

                                              FINANCE
   1,000             0         1,000   Sovereign Bancorp, Inc., 10.50%,
                                          11-15-2006                      10.500%  11/15/2006     $1,101          $0       $1,101
   1,085             0         1,085   Xerox Credit Corp., 6.10%,
                                          12-16-2003                       6.100%  12/16/2003       $902          $0         $902

                          TOTAL FOR INDUSTRY:  FINANCE                                            $2,003          $0       $2,003

                                           FINANCIAL SERVICES

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

        0          200          200    "HMH Properties, Inc. (Ba2)"        8.450%     12/1/08         $0         $176        $176
        0          465          465    Xerox Credit Corp. (Ba1)            6.100%    12/16/03         $0         $403        $403

                          TOTAL FOR INDUSTRY:  FINANCIAL SERVICES                                     $0         $579        $579

                                             FOREIGN CORPORATIONS
        0          100          100    "Placer Dome, Inc. (Baa2)"          7.125%     6/15/07         $0         $103        $103
        0          645          645    "Quebecor Media, Inc. (B2)"        11.125%     7/15/11         $0         $674        $674
        0          945          945    "Rogers Cablesystems, Inc.
                                          (Baa3)"                         10.000%     12/1/07         $0       $1,004      $1,004
        0          200          200    "Rogers Cantel, Inc. (Baa3)"        9.750%      6/1/16         $0         $197        $197
        0          250          250    "Tembec Industries, Inc. (Ba1)"     8.625%     6/30/09         $0         $263        $263
      435          300          735    Acetex Corp., 10.875%, 8-1-2009    10.875%  08/01/2009       $402         $278        $680
      750          500        1,250    Asia Global Crossing Ltd.,
                                          13.375%, 10-15-2010             13.375%  10/15/2010       $180         $120        $300
      300          220          520    AT&T Canada, Inc., 7.65%,
                                          9-15-2006                        7.650%  09/15/2006       $196         $143        $339
      600          400        1,000    British Sky Broadcasting
                                          Group plc, 8.20%, 7-15-2009      8.200%  07/15/2009       $618         $412      $1,030
      560          375          935    British Telecommunications plc,
                                          8.875%, 12-15-2030               8.875%  12/15/2030       $669         $448      $1,117
      750          525        1,275    Callahan Nordrhein-Westfalen,
                                          14.00%, 7-15-2010               14.000%  07/15/2010       $495         $347        $842
      255          230          485    Domtar, Inc., 7.875%, 10-15-2011    7.875%  10/15/2011       $261         $235        $496
    1,350          350        1,700    eKabel Hessen GMBH, 14.50%,
                                          9-1-2010                        14.500%  09/01/2010       $729         $189        $918
        0          400          400    Flowserve Finance B.V. (B3)        12.250%     8/15/10         $0         $378        $378
        0          575          575    Global Crossing Holdings Ltd.
                                          (B2)                             9.625%     5/15/08         $0          $98         $98
      170          160          330    Global Crossing Holdings Ltd.,
                                          8.70%, 8-1-2007                  8.700%  08/01/2007        $26          $25         $51
    4,142        2,333        6,475    Global Crossing Holdings Ltd.,
                                          9.50%, 11-15-2009                9.500%  11/15/2009       $683         $385      $1,068
        0          600          600    Inco Ltd. (Baa3)                    9.600%     6/15/22         $0         $626        $626
        0          415          415    Kappa Beheer B.V. (B2)             10.625%     7/15/09         $0         $400        $400

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD HIGH YIELD FUND
                               ACQUIRED FUND: FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                      MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                              --------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND          FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

     45            30            75    Koninklijke (Royal) KPN N.V.        8.000%  10/01/2010        $38          $25         $63
  1,420         1,195         2,615    Koninklijke KPN N.V., 8.375%,
                                          10-1-2030                        8.375%  10/01/2030     $1,118         $932      $2,050
      0           520           520    KPNQwest N.V. (Ba1)                 7.125%      6/1/09         $0         $281        $281
  1,980         1,375         3,355    KPNQwest N.V., 8.125%, 6-1-2009     8.125%  06/01/2009     $1,247         $866      $2,113
  3,318         2,850         6,168    Marconi Corp. plc, 8.375%,
                                          9-15-2030                        8.375%  09/15/2030     $1,192       $1,024      $2,216
      0         1,050         1,050    Messer Griesheim GmbH (B2)         10.375%      6/1/11         $0         $927        $927
    350           315           665    Nortel Networks Corp., 6.875%,
                                          9-1-2023                         6.875%  09/01/2023       $222         $200        $422
      0           600           600    Ono Finance PLC (Caa1)             13.000%      5/1/09         $0         $414        $414
    550           250           800    Rogers Cantel, Inc., 9.375%,
                                          6-1-2008                         9.375%  06/01/2008       $549         $249        $798
      0           500           500    Teekay Shipping Corp. (Ba1)         8.320%      2/1/08         $0         $512        $512
      0           260           260    Telewest Communications PLC (B2)    9.625%     10/1/06         $0         $195        $195
      0         1,405         1,405    Telewest Communications PLC (B2)   11.000%     10/1/07         $0       $1,089      $1,089
    635           315           950    Tembec Industries, Inc., 8.50%,
                                          2-1-2011                         8.500%  02/01/2011       $668         $332      $1,000
      0           100           100    Trizec Finance Ltd. (Baa3)         10.875%    10/15/05         $0         $102        $102
      0           330           330    United Pan-Europe
                                          Communications N.V.             10.875%     11/1/07         $0          $42         $42

                          TOTAL FOR INDUSTRY:  FOREIGN CORPORATIONS                               $9,293      $13,515     $22,808

                                             FOREIGN GOVERNMENTS
  1,150         1,000         2,150    Netherlands Government, 5.75%,
                                          9-18-2002                        5.750%  09/15/2002     $1,057         $919      $1,976
      0           250           250    Republic of Brazil (B1)            12.750%     1/15/20         $0         $194        $194
      0           100           100    Republic of Colombia (Ba2)          8.375%     2/15/27         $0          $71         $71
      0             8             8    Republic of Ecuador (Caa2)         12.000%    11/15/12         $0           $5          $5
      0           145           145    Republic of Ecuador (Caa2)          5.000%     8/15/30         $0          $58         $58
      0           400           400    Russian Federation (B2)            11.000%     7/24/18         $0         $358        $358

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD HIGH YIELD FUND
                               ACQUIRED FUND: FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                  MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          --------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

                          TOTAL FOR INDUSTRY:  FOREIGN GOVERNMENTS                                $1,057       $1,605      $2,662

                                              FOREST & PAPER PRODUCTS
       0           350           350   Boise Cascade Corp. (Baa3)          7.350%      2/1/16         $0         $324        $324
       0           520           520   Georgia-Pacific Corp. (Baa3)        9.875%     11/1/21         $0         $534        $534
     620           385         1,005   Louisiana-Pacific Corp., 8.50%,
                                          8-15-2005                        8.500%  08/15/2005       $583         $362        $945
       0           507           507   Pactiv Corp. (Baa3)                 8.125%     6/15/17         $0         $554        $554
     690           670         1,360   Potlatch Corp., 10.00%,
                                          7-15-2011                       10.000%  07/15/2011       $711         $690      $1,401
     630           400         1,030   Potlatch Corp., 9.425%,
                                          12-1-2009                        9.425%  12/01/2009       $706         $440      $1,146
       0           125           125   Stone Container Corp. (B2)         12.580%      8/1/16         $0         $134        $134
   1,500           600         2,100   Stone Container Corp., 9.75%,
                                          2-1-2011                         9.750%  02/01/2011     $1,579         $632      $2,211

                          TOTAL FOR INDUSTRY:  FOREST & PAPER PRODUCTS                            $3,579       $3,670      $7,249

                                              HEALTH CARE
     750             0           750   AdvancePCS, 8.50%, 4-1-2008         8.500%  04/01/2008       $780           $0        $780
   2,250             0         2,250   HealthSouth Corp., 10.75%,
                                          10-1-2008                       10.750%  10/01/2008     $2,514           $0      $2,514
   1,500             0         1,500   Tenet Healthcare Corp., 8.625%,
                                          1-15-2007                        8.625%  01/15/2007     $1,581           $0      $1,581
     200             0           200   Triad Hospitals, Inc., 8.75%,
                                          5-1-2009                         8.750%  05/01/2009       $215           $0        $215

                          TOTAL FOR INDUSTRY:  HEALTH CARE                                        $5,090           $0      $5,090

                                              HEALTH SERVICES
       0         1,200         1,200   "Manor Care, Inc. (Ba1)"            7.500%     6/15/06         $0       $1,238      $1,238
       0           300           300   "Triad Hospitals, Inc. (B1)"        8.750%      5/1/09         $0         $320        $320
       0           250           250   Columbia/HCA Healthcare Corp.
                                          (Ba1)                            9.000%     2/15/14         $0         $292        $292

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD HIGH YIELD FUND
                               ACQUIRED FUND: FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                             --------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND          FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

        0           350          350   Columbia/HCA Healthcare Corp.
                                          (Ba1)                            7.500%    11/15/95         $0         $305        $305
      200           625          825   HCA, Inc., 6.91%, 6-15-2005         6.910%  06/15/2005       $209         $653        $862
    1,760           200        1,960   HCA, Inc., 7.125%, 6-1-2006         7.125%  06/01/2006     $1,844         $210      $2,054
        0           340          340   HEALTH SOUTH Corp. (Ba1)            7.000%     6/15/08         $0         $339        $339
        0           360          360   HEALTH SOUTH Corp. (Ba1)            6.875%     6/15/05         $0         $362        $362
        0           290          290   HEALTH SOUTH Corp. (Ba2)            3.250%      4/1/03         $0         $275        $275
    1,605         1,075        2,680   IASIS Healthcare Corp., 13.00%,
                                          10-15-2009                      13.000%  10/15/2009     $1,717       $1,150      $2,867
      250           160          410   Magellan Health Services, Inc.      9.375%  11/15/2007       $262         $168        $430
      650           450        1,100   Select Medical Corp., 9.50%,
                                          6-15-2009                        9.500%  06/15/2009       $658         $456      $1,114
        0           100          100   Tenet Healthcare Corp. (Baa3)       8.625%     12/1/03         $0         $111        $111
        0           200          200   Tenet Healthcare Corp. (Baa3)       7.625%      6/1/08         $0         $237        $237
    1,000           400        1,400   Triad Hospitals Holdings, Inc.,
                                          11.00%, Ser B                   11.000%  05/15/2009     $1,120         $448      $1,568
      150           110          260   Vanguard Health Systems, Inc.       9.750%  08/01/2011       $158         $116        $274

                          TOTAL FOR INDUSTRY:  HEALTH SERVICES                                    $5,968       $6,680     $12,648

                                               HOTELS & GAMING
        0           395          395   "MGM Mirage, Inc. (Baa3)"           8.500%     9/15/10         $0         $398        $398
        0           200          200   "MGM Mirage, Inc. (Baa3)"           6.875%      2/6/08         $0         $183        $183
        0            25           25   "Starwood Hotels & Resorts,
                                          Inc. (Ba1)"                      6.750%    11/15/05         $0          $24         $24
        0           400          400   Park Place Entertainment Corp.
                                          (Ba1)                            7.875%    12/15/05         $0         $390        $390
      350           100          450   Park Place Entertainment Corp.      9.375%  02/15/2007       $356         $102        $458

                          TOTAL FOR INDUSTRY:  HOTELS & GAMING                                      $356       $1,097      $1,453

                                               INSURANCE

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
                              ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                          MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                    -----------------------------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                   INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

      0         1,000         1,000    "Aetna, Inc. (Baa2)"                7.875%      3/1/11         $0       $1,017       $1,017

                                             MACHINERY
      0           100           100    "American Standard Cos., Inc.
                                          (Ba2)"                           7.375%     4/15/05         $0         $102         $102
    205           120           325    Briggs & Stratton Corp., 8.875%,
                                          3-15-2011                        8.875%  03/15/2011       $212         $124         $336
      0           955           955    Grove Holdings LLC (C)                          5/1/09         $0           $0           $0
    600           255           855    Terex Corp., 10.375%, 4-1-2011     10.375%  04/01/2011       $618         $263         $881

                          TOTAL FOR INDUSTRY:  MACHINERY                                            $830         $489       $1,319

                                             MEDIA & ENTERTAINMENT
      0           725           725    "CSC Holdings, Inc. (Ba1)"          7.625%      4/1/11         $0         $733         $733
      0           150           150    "Fox/Liberty Networks,
                                          LLC (Ba1)"                       8.875%     8/15/07         $0         $157         $157
      0           825           825    "Hollinger International
                                          Publishing, Inc. (Ba3)"          9.250%      2/1/06         $0         $771         $771
      0           125           125    "Lenfest Communications, Inc.
                                          (Baa3)"                         10.500%     6/15/06         $0         $148         $148
      0           175           175    "PRIMEDIA, Inc. (Ba3)"              7.625%      4/1/08         $0         $138         $138
      0           250           250    "PRIMEDIA, Inc. (Ba3)"             10.250%      6/1/04         $0         $215         $215
      0           175           175    "World Color Press, Inc. (Baa2)"    7.750%     2/15/09         $0         $176         $176
      0         1,225         1,225    Adelphia Communications Corp.
                                          (B2)                            10.250%     6/15/11         $0       $1,139       $1,139
    500           700         1,200    Adelphia Communications Corp.      10.250%  11/01/2006       $480         $672       $1,152
    550           400           950    American Greetings Corp.,
                                          11.75%, 7-15-2008               11.750%  07/15/2008       $530         $386         $916
    300           220           520    American Greetings, Inc.,
                                          6.10%, 8-1-2028                  6.100%  08/01/2028       $255         $187         $442
    600           430         1,030    AT&T Corp. - Liberty Media
                                          Corp.                            8.250%  02/01/2030       $560         $401         $961
      0           350           350    Charter Communications Holdings
                                          LLC (B2)                        11.125%     1/15/11         $0         $370         $370

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
                              ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                          MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                    -----------------------------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND          FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

      925           830        1,755   Charter Communications Holdings    10.000%  05/15/2011       $934         $838       $1,772
    1,315           635        1,950   Charter Communications Holdings     8.625%  04/01/2009     $1,256         $606       $1,862
    1,290           540        1,830   Fox Family Worldwide, Inc.                  11/01/2007     $1,290         $540       $1,830
      600           200          800   Primedia, Inc., 8.50%,
                                          Ser B 2-1-2006                   8.500%  02/01/2006       $499         $166         $665

                          TOTAL FOR INDUSTRY:  MEDIA & ENTERTAINMENT                              $5,804       $7,643      $13,447

                                         MEDICAL INSTRUMENTS & SUPPLIES
        0           260          260   "Apogent Technologies, Inc.
                                          (Baa3)"                          8.000%      4/1/11         $0         $281         $281
        0           160          160   "Omnicare, Inc. (Ba2)"              8.125%     3/15/11         $0         $170         $170
      450           325          775   Owens & Minor, Inc., 8.50%,
                                          7-15-2011                        8.500%  07/15/2011       $475         $343         $818

                          TOTAL FOR INDUSTRY:  MEDICAL INSTRUMENTS & SUPPLIES                       $475         $794       $1,269

                                               REAL ESTATE
      275           365          640   Stewart Enterprises, Inc.,
                                          10.75%, 7-1-2008                10.750%  07/01/2008       $300         $398         $698


                                              RETAIL
      160           120          280   Autonation, Inc., 9.00%,
                                          8-1-2008                         9.000%  08/01/2008       $158         $118         $276


                                              SERVICES
      750             0          750   Adelphia Communications Corp.      10.875%  10/01/2010       $720           $0         $720
   10,117             0       10,117   Australis Media Ltd., 15.75%,
                                          Disc Note                                05/15/2003         $1           $0           $1
    1,450             0        1,450   Insight Communications Co.,
                                          Inc.                                     02/15/2011       $805           $0         $805
    1,000             0        1,000   Penn National Gaming, Inc.,
                                          11.125%, Series B               11.125%  03/01/2008     $1,042           $0       $1,042

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
                              ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                          MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                    -----------------------------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND          FUND     COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

      900            0           900   Quebecor Media, Inc., 11.125%,
                                          7-15-2011                       11.125%  07/15/2011       $940           $0        $940
      165            0           165   Stewart Enterprises, Inc.,
                                          10.75%, 7-1-2008                10.750%  07/01/2008       $179           $0        $179

                          TOTAL FOR INDUSTRY:  SERVICES                                           $3,687           $0      $3,687

                                              TECHNOLOGY
      500            0           500   CSC Holdings, Inc., 7.625%,
                                          4-1-2011                         7.625%  04/01/2011       $506           $0        $506
    1,000            0         1,000   Echostar Broadband Corp.,
                                          10.375%, 10-1-20                10.375%  10/01/2007     $1,045           $0      $1,045
    1,000            0         1,000   International Cabletel, Inc.,
                                          11.50%, Ser B                   11.500%  02/01/2006       $600           $0        $600
      250            0           250   Level 3 Communications, Inc.                03/15/2010        $51           $0         $51
    1,200            0         1,200   Nextlink Communications, Inc.               12/01/2009       $204           $0        $204
      900            0           900   Nextlink Communications, Inc.               12/01/2009        $72           $0         $72
    2,400            0         2,400   NTL Communications Corp.,
                                          13.91%, Ser B                            10/01/2008       $912           $0        $912
    1,250            0         1,250   PSINet, Inc., 11.00%,
                                          8-1-2009 (a)                             08/01/2009        $88           $0         $88
    1,675            0         1,675   Telewest Communications plc        11.000%  10/01/2007     $1,306           $0      $1,306
    1,500            0         1,500   United International Holdings,
                                          Inc.                                     02/15/2008       $240           $0        $240
      300            0           300   United Pan-Europe
                                          Communications N.V.,            10.875%  08/01/2009        $45           $0         $45
        1            0             1   Voicestream Wireless Corp.         10.375%  11/15/2009         $2           $0          $2
    1,750            0         1,750   Williams Communications
                                          Group, Inc.                     11.875%  08/01/2010       $735           $0        $735

                          TOTAL FOR INDUSTRY:  TECHNOLOGY                                         $5,806           $0      $5,806

                                              TRANSPORTATION
        0          100           100   "Newport News Shipbuilding,
                                          Inc. (Ba1)"                      8.625%     12/1/06         $0         $105        $105
        0          200           200   "Newport News Shipbuilding, Inc.
                                          (Ba3)"                           9.250%     12/1/06         $0         $209        $209
        0          500           500   "United Air Lines, Inc. (B2)"      10.670%      5/1/04         $0         $400        $400

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                     MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                           -----------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

        0           100        100     "United Air Lines, Inc. (B2)"       9.125%     1/15/12         $0          $71         $71
        0         1,150      1,150     Sequa Corp. (Ba2)                   9.000%      8/1/09         $0       $1,041      $1,041
    1,760           770      2,530     United Air Lines, Inc., 9.75%,
                                          8-15-2021                        9.750%  08/15/2021     $1,197         $539      $1,736

                          TOTAL FOR INDUSTRY:  TRANSPORTATION                                     $1,197       $2,365      $3,562

                                               UTILITIES
        0           570        570     "Allied Waste North American,
                                          Inc. (B2)"                      10.000%      8/1/09         $0         $577        $577
        0           300        300     "Browning-Ferris Industries, Inc.
                                          (Ba3)"                           6.375%     1/15/08         $0         $270        $270
        0           350        350     "Cogentrix Energy, Inc. (Baa3)"     8.750%    10/15/08         $0         $376        $376
        0           175        175     "Waste Management, Inc. (Ba1)"      6.875%     5/15/09         $0         $182        $182
        0           510        510     "Waste Management, Inc. (Ba1)"      7.375%      8/1/10         $0         $545        $545
        0           800        800     "Western Resources, Inc. (Ba1)"     7.650%     4/15/23         $0         $614        $614
        0           350        350     AES Corp. (The) (Ba1)               9.375%     9/15/10         $0         $324        $324
        0            75         75     AES Corp. (The) (Ba2)              10.250%     7/15/06         $0          $70         $70
    2,000           575      2,575     AES Corp., 9.50%, 6-1-2009          9.500%  06/01/2009     $1,885         $542      $2,427
    1,800           750      2,550     Allied Waste North America,
                                          7.875%, Ser B 1-1-2009           7.875%  01/01/2009     $1,782         $743      $2,525
    1,500             0      1,500     Azurix Corp., 10.75%,
                                          Ser B 2-15-2010                 10.750%  02/15/2010     $1,320           $0      $1,320
      635           400      1,035     Browning-Ferris Industries,
                                          Inc., 7.40%, 9-15-2035           7.400%  09/15/2035       $525         $331        $856
      120           410        530     Calpine Corp., 8.50%, 2-15-2011     8.500%  02/15/2011       $121         $413        $534
      500             0        500     Calpine Corp., 8.625%, 8-15-2010    8.625%  08/15/2010       $503           $0        $503
        0            80         80     CMS Energy Corp. (Ba3)              8.500%     4/15/11         $0          $82         $82
        0           245        245     CMS Energy Corp. (Ba3)              6.750%     1/15/04         $0         $243        $243
        0           130        130     CMS Energy Corp. (Ba3)              9.875%    10/15/07         $0         $140        $140
      550           150        700     CMS Energy Corp., 7.50%,
                                          1-15-2009                        7.500%  01/15/2009       $537         $146        $683

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD

      SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                         ------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

      515          380           895   Commonwealth Edison Co., 8.625%,
                                          2-1-2022                         8.625%  02/01/2022       $544         $402        $946
        0          125           125   El Paso Electric Co. (Ba3)          9.400%      5/1/11         $0         $143        $143
      430          425           855   General Chemical Industries,
                                          10.625%, 5-1-2009               10.625%  05/01/2009       $245         $289        $534
      960            0           960   Kansas Gas & Electric Co.,
                                          7.60%, 12-15-2003                7.600%  12/15/2003       $989           $0        $989
    1,865        1,455         3,320   Mission Energy Holding Co.,
                                          13.50%, 7-15-2008               13.500%  07/15/2008     $2,079       $1,622      $3,701
        0          170          170   Pacific Gas & Electric Co. (A2)      7.050%      3/1/24         $0         $162        $162
        0          900          900   Pacific Gas & Electric Co. (A2)      6.750%     10/1/23         $0         $855        $855
    1,520            0         1,520   Pacific Gas & Electric Co.,
                                          7.25%, Ser 93D 8-1-2006          7.250%  08/01/2026     $1,444           $0      $1,444
    1,100          700         1,800   Sierra Pacific Power Co.,
                                          8.00%, Ser A 6-1-2008            8.000%  06/01/2008     $1,191         $758      $1,949

                          TOTAL FOR INDUSTRY:  UTILITIES                                         $13,165       $9,829     $22,994

                          TOTAL FOR SEGMENT:  CORPORATE BONDS                                    $93,640      $83,712    $177,352

                                         U.S. GOVERNMENT SECURITIES

                                            U.S. TREASURY NOTES
        0        1,250         1,250   4.625% due 05/16/06                                            $0       $1,299      $1,299


                          TOTAL FOR SEGMENT:  U.S. GOVERNMENT SECURITIES                              $0       $1,299      $1,299

                                             S-T INVESTMENTS

                                                  FINANCE
    5,619            0         5,619   Repurchase Agreement 2.567%
                                          11-01-01                         2.567%  11/01/2001     $5,619           $0      $5,619
        2            0             2   U.S. Bank N.A. Money Market
                                          Variable Rate                                               $2           $0          $2

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND : THE HARTFORD HIGH YIELD FUND
ACQUIRED FUND : FORTIS ADVANTAGE FNDS - HIGH YIELD



      SHARES PAR (HISTORICAL)                                                                    MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          ------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST   MATURITY      FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)              SECURITY                RATE       DATE     (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------  --------------------------------  --------  ----------  -----------  -----------  -----------

                          TOTAL FOR INDUSTRY:  FINANCE                                            $5,621           $0       $5,621

                                             REPURCHASE AGREEMENT
      0         5,856         5,856    Joint Repurchase Agreement          2.567%     11/1/01         $0       $5,856       $5,856



                          TOTAL FOR SEGMENT:  S-T INVESTMENTS                                     $5,621       $5,856      $11,477


                          TOTAL FOR FUND:  THE HARTFORD HIGH YIELD FUND                          $99,714      $91,382     $191,096



1. Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2001 (Unaudited)
FORTIS WORLDWIDE INTERNATIONAL EQUITY (ACQUIRED)
HARTFORD INTERNATIONAL OPPORTUNITIES FUND (ACQUIRING)




                                                                         FORTIS         HARTFORD
                                                                        ACQUIRED       ACQUIRING
                                                                          FUND            FUND
                                                                       10/31/2001      10/31/2001    PROFORMA             PROFORMA
                                                                      (HISTORICAL)    (HISTORICAL)  ADJUSTMENTS           COMBINED
                                                                      ------------    ------------  -----------           --------
ASSETS
  Investments, at value                                                    $21,615        $122,511            0          $144,126
  Cash, receivables and other assets                                           551          12,477            0            13,028
  Collateral for securities lending transactions                                 0           2,252            0             2,252
  Unrealized appreciation on forward foreign currency contracts                  0               0            0                 0
                                                                         ---------        --------    ---------        ----------
TOTAL ASSETS                                                                22,166         137,240            0           159,406
                                                                         ---------        --------    ---------        ----------

LIABILITIES
  Payable upon return of securities loaned                                       0           2,252            0             2,252
  Payable for investment securities purchased                                  443           6,071            0             6,514
  Redemptions of capital stock                                                 154           2,170            0             2,324
  Accounts payable and accrued expenses                                         46               8            0                54
                                                                         ---------        --------    ---------        ----------
TOTAL LIABILITIES                                                              643          10,501            0            11,144
                                                                         ---------        --------    ---------        ----------

NET ASSETS
  Net proceeds of capital stock, par value$.01 per share                    30,126         175,580            0           205,706

  Unrealized appreciation (depreciation) of investments
    in securities and translation of assets and liabilities
    denominated in foreign currency                                         (2,157)        (16,154)           0           (18,311)

  Undistributed net investment income (loss)                                     0               1            0                 1
  Accumulated net realized loss from sale of investments and
    currency                                                                (6,446)        (32,688)           0           (39,134)
                                                                         ---------        --------    ---------        ----------
TOTAL NET ASSETS                                                           $21,523        $126,739            0          $148,262
                                                                         =========      ==========    =========        ==========



OUTSTANDING SHARES
  Class A                                                                1,105,649       7,754,975      471,649  (a)    9,332,273
  Class B                                                                  212,933       2,080,000      423,806  (a)    2,716,739
  Class C                                                                   80,378       2,060,011       36,389  (a)    2,176,778
  Class H                                                                  227,986               0      227,986  (a)            0
  Class Y                                                                        0       1,800,010            0  (a)    1,800,010
                                                                         1,626,946      13,694,996    1,159,830        16,025,800
NET ASSET VALUE
  Class A                                                                   $13.31           $9.33                          $9.33
  Class B                                                                   $13.06           $9.04                          $9.04
  Class C                                                                   $13.06           $8.99                          $8.99
  Class H                                                                   $13.05           $0.00                          $0.00
  Class Y                                                                    $0.00           $9.49                          $9.49



(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001
FORTIS WORLDWIDE INTERNATIONAL EQUITY (ACQUIRED)
HARTFORD INTERNATIONAL OPPORTUNITIES FUND (ACQUIRING)



                                                                           FORTIS         HARTFORD
                                                                          ACQUIRED       ACQUIRING
                                                                            FUND            FUND
                                                                          10/31/01        10/31/01       PROFORMA        PROFORMA
                                                                        (HISTORICAL)    (HISTORICAL)   ADJUSTMENTS       COMBINED
                                                                        ------------    ------------   -----------       --------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                            $141            $620             0           $761
     Dividend Income                                                             349           2,398             0          2,747
     Fee income                                                                    0              49             0             49
                                                                            --------        --------           ---       --------
  Total Income                                                                   490           3,067             0          3,557
                                                                            --------        --------           ---       --------
  Expenses:
     Investment advisory and management fees                                     267           1,289           (40) (A)     1,516
     Transfer agent fees                                                           0             344            68  (A)       412
     Distribution fees                                                           130             763            18  (A)       911
     Registration fees                                                            43              22           (30) (A)        35
     Custodian fees, gross                                                        26             168           (26) (A)       168
     Custodian fees, expense offset                                                0              (1)            0             (1)
     Accounting services                                                           0              29             5  (A)        34
     Directors' fees and expenses                                                  3               0            (3) (A)         0
     Amortization of organization costs                                            5               0             0  (A)         5
     Other                                                                        37              31           (36)            32
                                                                            --------        --------           ---       --------
  Total expenses (before reimbursements and waivers)                             511           2,645           (44)         3,112
      Expense reimbursements                                                       0               0             0              0
      Class A distribution fees waived                                             0             (43)           (9) (A)       (52)
                                                                            --------        --------           ---       --------
  Total expenses, net                                                            511           2,602           (53)         3,060
                                                                            --------        --------           ---       --------
NET INVESTMENT INCOME (LOSS)                                                     (21)            465            53            497
                                                                            --------        --------           ---       --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS Net realized gain from investments & foreign currency
    transactions                                                              (5,431)        (31,663)            0        (37,094)
  Net change in unrealized appreciation (depreciation)
    from investments and translation of assets & liabilities
    denominated in foreign currency                                           (4,973)         (8,748)            0        (13,721)
                                                                            --------        --------           ---       --------

NET LOSS ON INVESTMENTS                                                      (10,404)        (40,411)            0        (50,815)
                                                                            --------        --------           ---       --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        ($10,425)       ($39,946)          $53       ($50,318)
                                                                            ========        ========           ===       ========





(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND October 31, 2001 (Unaudited)

1.       GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - International Equity Portfolio (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford International Opportunities Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on October 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended October 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated October 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on October 31, 2000.

2.       SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Investments in securities traded on a national securities exchange (domestic or foreign) or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rates at the end of each business day. Options are valued at the last sales price. If no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

FOREIGN CURRENCY TRANSACTIONS AND FORWARD CURRENCY CONTRACTS: The accounting records of the Acquiring Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The Acquiring Fund does not isolate that portion of portfolio security valuation resulting from fluctuations in foreign currency exchange rates on portfolio securities from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements. Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period resulting from changes in the exchange rates.

For the twelve-months ended October 31, 2001 the Funds entered into forward foreign currency exchange contracts that obligate the Funds to repurchase/replace or sell currencies at specified future dates. The Funds enter into forward foreign currency contracts to hedge against adverse fluctuations in exchange rates between currencies. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Net Assets (Assets and Liabilities). In addition, risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movement in the value of foreign currencies relative to the U.S. dollar.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income and expenses are recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method.

LENDING OF PORTFOLIO SECURITIES: At October 31, 2001, securities were on loan to brokers from the Funds. For collateral, the Funds' custodian received cash, which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by Wellington Management Company LLP (Wellington). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FUTURES, OPTIONS ON FUTURES AND OPTIONS TRANSACTIONS: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. When the Funds enter into such contracts, they are required to deposit with their custodian an amount of "initial margin" of cash, commercial paper or U.S. Treasury Bills. Subsequent payments, called maintenance margin, to and from the broker, are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable (i.e. mark-to-market), which results in an unrealized gain or loss to the Funds. The market value of a traded futures contract is the last sale price. In the absence of a last sale price, the last offering price is used. In the absence of either of these prices, fair value is determined according to procedures established by the Funds' Board of Directors. At any time prior to expiration of the futures contract, the Funds may close the position by taking an opposite position, which would operate to terminate the position in the futures contract. A final determination of the maintenance margin is then made, additional cash is required to be paid by or released to the Funds and the Funds realize a gain or loss. The use of futures contracts involve elements of market and counter party risk, which may exceed the amount recognized in the Statements of Net Assets (Assets and Liabilities). Change in the value of the futures contracts may decrease the effectiveness of a Fund's strategies and potentially result in loss.

The premium paid by a Fund for the purchase of a call or put option is included in the Fund's Statement of Net Assets (Schedule of Investments) as an investment and subsequently "marked-to-market" through net unrealized appreciation (depreciation) of options to reflect the current market value of the option as of the end of the reporting period. If a purchased option expires on its stipulated expiration date, the Fund realizes a loss in the amount of the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid to buy the call.

The Funds may write covered options. "Covered" means that so long as a Fund is obligated as the writer of an option, it will own either the underlying securities or currency or the option to purchase or sell the same underlying securities or currency having the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with it's custodian for the term of the option a "segregated account" consisting of cash or other liquid securities having a value equal to the fluctuating market value of the option securities or currencies. A Fund receives a premium for writing a call or put option, recorded as a component of other liabilities on the Statement of Net Assets (Assets and Liabilities), which increases the Funds' return, recorded as a realized gain, if the option expires unexercised or is closed out at a net profit. Any loss realized from the covered option is offset by the gain realized on the sale of the underlying securities or currency. Covered options, at times before exercise or close out, are marked-to-market through net unrealized appreciation (depreciation) of options. There is a risk of loss from a change in value of such options, which may exceed the related premiums received.

INDEXED SECURITIES: The Acquiring Fund may invest in indexed securities whose values are linked to changes in interest rates, indices, or other underlying instruments. The Acquiring Fund uses these securities to increase or decrease it's exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment and there is a limit to the potential appreciation of the investment.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Funds to pay annual distributions from net investment income. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: Each Fund is permitted to invest up to 15% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with Wellington for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate Wellington. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .85% of the first $500 million of average daily net assets, .75% for the next $500 million, and
 .70% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2003. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2002. For Class A the limit is 1.65%, Classes B and C the limit is 2.35% and for Class Y the limit is 1.20%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2002 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended October 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.       PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on October 31, 2000.

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : THE HARTFORD INTERNATIONAL OPPORT. FUND

ACQUIRED FUND : FORTIS WORLDWIDE - INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
                                                COMMON STOCK

                                           "FOOD, BEVERAGE & TOBACCO"
      16          100          116     Compass Group plc                                        $   120      $    722     $   842
       4           22           26     Heineken N.V.                                            $   143      $    806     $   949
       0            0            0     Japan Tobacco, Inc.                                      $   137      $    784     $   921
       1            8            9     Nestle S.A.                                              $   280      $  1,619     $ 1,899
      28          152          180     Sapporo Breweries Ltd.                                   $    84      $    457     $   541

                          TOTAL FOR INDUSTRY: "FOOD, BEVERAGE & TOBACCO"                        $   764      $  4,388     $ 5,152

                                          "METALS, MINERALS & MINING"
       0            8            8     "PoHang Iron & Steel Co., Ltd.
                                       (Metals, Mine                                            $     0      $    578     $   578
       1            6            7     Alcan, Inc.                                              $    31      $    186     $   217
       6           14           20     Alcan, Inc.                                              $   193      $    427     $   620
       2           11           13     AngloGold Ltd.                                           $    64      $    371     $   435

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)

ACQUIRING FUND : THE HARTFORD INTERNATIONAL OPPORT. FUND

ACQUIRED FUND : FORTIS WORLDWIDE - INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
       7           46           53     CRH plc                                                      $  110     $    711   $   821
       2           13           15     Pechiney S.A.                                                $  101     $    593   $   694
      12           75           87     ThyssenKrupp AG                                              $  130     $    803   $   933

                          TOTAL FOR INDUSTRY:  "METALS, MINERALS & MINING"                          $  629     $  3,669   $ 4,298

                                               AEROSPACE & DEFENSE
      36          214          250     BAE Systems plc                                              $  177     $  1,036   $ 1,213



                                                APPAREL & TEXTILE
       5           25           30     Adidas-Salomon AG                                            $  282     $  1,417   $ 1,699
      10           55           65     Industria de Diseno Textil
                                       S.A.                                                         $  181     $  1,031   $ 1,212
      15           79           94     Tokyo Style Co. Ltd.                                         $  139     $    730   $   869

                          TOTAL FOR INDUSTRY:  APPAREL & TEXTILE                                    $  602     $  3,178   $ 3,780

                                                    BANKS
      28          147          175     Allied Irish Banks plc                                       $  266     $  1,422   $ 1,688
      23          127          150     Australia & New Zealand Banking
                                       Group Ltd.                                                   $  204     $  1,146   $ 1,350
      61          357          418     Banca Monte dei Paschi di
                                       Siena S.p.A.                                                 $  149     $    874   $ 1,023
       5           29           34     Banco Popular Espanol S.A.                                   $  175     $    971   $ 1,146
       4           23           27     Barclays plc                                                 $  117     $    691   $   808
       4           24           28     Bayerische Hypo- und
                                       Vereinsbank AG                                               $  115     $    722   $   837
       4           23           27     BNP Paribas S.A.                                             $  315     $  1,894   $ 2,209
       0        1,035        1,035     Chinatrust Commercian Bank (Banks)                           $    0     $    525   $   525

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
            ACQUIRING FUND : THE HARTFORD INTERNATIONAL OPPORT. FUND
                ACQUIRED FUND : FORTIS WORLDWIDE - INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
       6           33           39     Credit Suisse Group                                          $  220     $  1,192   $ 1,412
       2           12           14     Deutsche Bank AG                                             $  122     $    676   $   798
      13           72           85     ForeningsSparbanken AB (Swedbank)                            $  132     $    725   $   857
      12           69           81     Royal Bank of Scotland Group plc                             $  297     $  1,648   $ 1,945
      12           68           80     Standard Chartered plc                                       $  121     $    684   $   805
       7           41           48     Sumitomo Mitsui Banking Corp.                                $   43     $    254   $   297
       0            0            0     UFJ Holdings, Inc.                                           $   67     $    424   $   491
      28          166          194     United Overseas Bank Ltd.                                    $  157     $    928   $ 1,085

                          TOTAL FOR INDUSTRY:  BANKS                                                $2,500     $ 14,776   $17,276

                                             BASIC MATERIALS
       5            0            5     Pohang Iron & Steel Co. Ltd. ADR                             $   81     $      0   $    81



                                            BUSINESS SERVICES
     100          579          679     Rentokil Initial plc                                         $  360     $  2,080   $ 2,440



                                            CHEMICALS
       6           36           42     Akzo Nobel N.V.                                              $  263     $  1,465   $ 1,728
       6           33           39     Bayer AG                                                     $  161     $    954   $ 1,115
      20          115          135     Imperial Chemical Industries plc                             $   96     $    541   $   637

                          TOTAL FOR INDUSTRY:  CHEMICALS                                            $  520     $  2,960   $ 3,480



                                 COMMUNICATIONS

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
Acquiring Fund: The Hartford International Opport. Fund
Acquired Fund: Fortis Worldwide -- International




       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
       0            2            2     "SK Telecom Co., Ltd.
                                       (Communications)"                                           $     0     $    449  $    449
      11           66           77     Alcatel S.A.                                                $   160     $    997  $  1,157
      35          166          201     British Telecommunications plc                              $   175     $    837  $  1,012
      62          389          451     China Mobile (Hong Kong) Ltd.                               $   190     $  1,179  $  1,369
      46          266          312     COLT Telecom Group plc                                      $    78     $    456  $    534
       8           47           55     Deutsche Telekom AG                                         $   128     $    718  $    846
       5           31           36     Deutsche Telekom AG ADR                                     $    81     $    481  $    562
      11           56           67     Korea Telecom Corp. ADR                                     $   221     $  1,161  $  1,382
       0            0            0     Nippon Telegraph & Telephone Corp.                          $    62     $    362  $    424
      13           73           86     Nokia Oyj                                                   $   268     $  1,530  $  1,798
       0            0            0     NTT DoCoMo, Inc.                                            $    95     $    542  $    637
       0           86           86     Orange S.A. (Communications)                                $     0     $    700  $    700
      14           86          100     Sonera Oyj                                                  $    83     $    487  $    570
      27          167          194     Telefonaktiebolaget LM Ericsson AB                          $   117     $    725  $    842
       6           33           39     Telefonica S.A.                                             $    68     $    401  $    469
       8           45           53     Telefonica S.A. ADR                                         $   274     $  1,600  $  1,874
     174          992        1,166     Vodafone Group plc                                          $   403     $  2,294  $  2,697

                                       TOTAL FOR INDUSTRY:  COMMUNICATIONS                         $ 2,403     $ 14,919  $ 17,322

                                          COMPUTERS & OFFICE EQUIPMENT
       0          505          505     "Compal Electronics, Inc.
                                       (Computers & Office)                                        $     0     $    402  $    402
       0          195          195     "Quanta Computers, Inc.
                                       (Computers & Office)                                        $     0     $    418  $    418
       3           18           21     Canon, Inc.                                                 $    87     $    524  $    611

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
Acquiring Fund: The Hartford International Opport. Fund
Acquired Fund: Fortis Worldwide -- International



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
                          TOTAL FOR INDUSTRY:  COMPUTERS & OFFICE EQUIPMENT                          $  87       $1,344   $ 1,431

                                              CONSUMER NON-DURABLES
       6           40           46     Fuji Photo Film Co. Ltd.                                      $ 198       $1,320   $ 1,518
       2           14           16     L'OREAL S.A.                                                  $ 166       $  940   $ 1,106
       1            5            6     Nintendo Co. Ltd.                                             $ 139       $  817   $   956
      14           81           95     Reckitt Benckiser plc                                         $ 200       $1,138   $ 1,338

                          TOTAL FOR INDUSTRY:  CONSUMER NON-DURABLES                                 $ 703       $4,215   $ 4,918

                                               CONSUMER SERVICES
      11           64           75     TPG NV                                                        $ 215       $1,242   $ 1,457



                                                    DRUGS
      12           68           80     AstraZeneca plc                                               $ 536       $3,069   $ 3,605
       3           17           20     Aventis S.A.                                                  $ 228       $1,271   $ 1,499
      12           64           76     Banyu Pharmaceutical Co. Ltd.                                 $ 233       $1,244   $ 1,477
       1            6            7     Fujisawa Pharmaceutical Co. Ltd.                              $  24       $  144   $   168
       3           18           21     Glaxo Wellcome plc ADR                                        $ 176       $  983   $ 1,159
       1            9           10     GlaxoSmithKline plc                                           $  24       $  229   $   253
      12           75           87     Novartis AG                                                   $ 467       $2,814   $ 3,281
       3           17           20     Roche Holding AG                                              $ 192       $1,156   $ 1,348
       0            1            1     Serono S.A.                                                   $ 134       $  788   $   922

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
Acquiring Fund: The Hartford International Opport. Fund
Acquired Fund: Fortis Worldwide -- International



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
                          TOTAL FOR INDUSTRY:  DRUGS                                               $ 2,014     $ 11,698  $ 13,712

                                                 ELECTRONICS
       0            7            7     "Samsung Electronics Co., Ltd.
                                       (Electronics)"                                              $     0     $    922  $    922
       9           51           60     Koninklijke (Royal) Philips
                                       Electronics N.V.                                            $   200     $  1,168  $  1,368
       3           16           19     Kyocera Corp.                                               $   184     $  1,082  $  1,266
      14           81           95     NEC Corp.                                                   $   127     $    735  $    862
       1            4            5     Rohm Co. Ltd.                                               $    75     $    426  $    501
       3           21           24     Siemens AG                                                  $   162     $    981  $  1,143
       6           36           42     Sony Corp.                                                  $   235     $  1,358  $  1,593
       0        1,980        1,980     United Microelectronics Corp.
                                       (Electronics)                                               $     0     $  1,629  $  1,629

                          TOTAL FOR INDUSTRY:  ELECTRONICS                                         $   983     $  8,301  $  9,284

                                               ENERGY & SERVICES
      18          104          122     ENI S.p.A.                                                  $   231     $  1,301  $  1,532
       7           40           47     Royal Dutch Petroleum Co.                                   $   336     $  2,030  $  2,366
       2           13           15     Royal Dutch Petroleum Co.
                                       NY Shares                                                   $   111     $    636  $    747
       2           14           16     Schlumberger Ltd.                                           $   111     $    654  $    765
       6           31           37     Suez S.A.                                                   $   173     $    975  $  1,148
       4           21           25     TotalFinaElf S.A.                                           $   506     $  3,005  $  3,511

                          TOTAL FOR INDUSTRY:  ENERGY & SERVICES                                   $ 1,468     $  8,601  $ 10,069

                                              FINANCIAL SERVICES
      11           60           71     Axa                                                         $   241     $  1,311  $  1,552

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD                  ACQUIRED FUND: FORTIS WORLDWIDE -
INTERNATIONAL OPPORT. FUND                    INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
       6           29           35     CNP Assurances                                                $ 177       $  890   $ 1,067
       0           49           49     Fortis Netherlands N.V.
                                       (Financial Services)                                          $   0       $1,162   $ 1,162
       0            0            0     Mizuho Holdings, Inc.                                         $  42       $  248   $   290
      11           63           74     Nikko Cordial Corp.                                           $  59       $  340   $   399
       4           21           25     Promise Co. Ltd.                                              $ 239       $1,333   $ 1,572

                          TOTAL FOR INDUSTRY:  FINANCIAL SERVICES                                    $ 758       $5,284   $ 6,042

                                            FOREST & PAPER PRODUCTS
      10           59            69    Abitibi-Consolidated, Inc.                                    $  64       $  358   $   422
      34          198           232    Smurfit (Jefferson) Group                                     $  67       $  393   $   460
       3           18            21    UPM-Kymmene Oyj                                               $ 101       $  578   $   679

                          TOTAL FOR INDUSTRY:  FOREST & PAPER PRODUCTS                               $ 232       $1,329   $ 1,561

                                                  INSURANCE
      13           72            85    Aegon N.V.                                                    $ 317       $1,809   $ 2,126
      17           90           107    Alleanza Assicurazioni S.p.A.                                 $ 179       $  929   $ 1,108
      10           52            62    CGNU plc                                                      $ 121       $  616   $   737
      18          103           121    Lloyds TSB Group plc                                          $ 177       $1,038   $ 1,215

                          TOTAL FOR INDUSTRY:  INSURANCE                                             $ 794       $4,392   $ 5,186

                                             MEDIA & ENTERTAINMENT
       7           38            45    British Sky Broadcasting plc                                  $  76       $  430   $   506
     165          928         1,093    Granada plc                                                   $ 312       $1,748   $ 2,060
      11           67            78    Pearson plc                                                   $ 128       $  808   $   936

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD                  ACQUIRED FUND: FORTIS WORLDWIDE -
INTERNATIONAL OPPORT. FUND                    INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
      25          143          168     Reed International plc                                      $   206      $ 1,168   $ 1,374
       0            1            1     SKY Perfect Communications,
                                       Inc.                                                        $   112      $   637   $   749
       4           26           30     Vivendi Universal S.A.                                      $   199      $ 1,211   $ 1,410

                          TOTAL FOR INDUSTRY:  MEDIA & ENTERTAINMENT                               $ 1,033      $ 6,002   $ 7,035

                                         MEDICAL INSTRUMENTS & SUPPLIES
       5           31           36     Eisai Co. Ltd.                                              $   128      $   793   $   921
      22          117          139     Gambro AB Class A                                           $   130      $   683   $   813
       5           27           32     Hoya Corp.                                                  $   299      $ 1,612   $ 1,911

                          TOTAL FOR INDUSTRY:  MEDICAL INSTRUMENTS & SUPPLIES                      $   557      $ 3,088   $ 3,645

                                                REAL ESTATE
      13           77           90     Cheung Kong (Holdings) Ltd.                                 $   110      $   652   $   762
      99          557          656     New World Development Co. Ltd.                              $    68      $   382   $   450
      27          154          181     Sun Hung Kai Properties Ltd.                                $   165      $   944   $ 1,109

                          TOTAL FOR INDUSTRY:  REAL ESTATE                                         $   343      $ 1,978   $ 2,321

                                                    RETAIL
       6           36           42     Carrefour S.A.                                              $   311      $ 1,848   $ 2,159
      13           79           92     Hennes & Mauritz AB                                         $   232      $ 1,378   $ 1,610
      76          457          533     Marks & Spencer plc                                         $   318      $ 1,912   $ 2,230

                          TOTAL FOR INDUSTRY:  RETAIL                                              $   861      $ 5,138   $ 5,999

                                              SOFTWARE & SERVICES
       1            3            4     Cap Gemini S.A.                                             $    68      $   175   $   243

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD                  ACQUIRED FUND: FORTIS WORLDWIDE -
INTERNATIONAL OPPORT. FUND                    INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                      INTEREST  MATURITY     FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY                 RATE      DATE    (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------                 ----      ----    -----------  -----------  -----------
       3           19           22     Check Point Software Technologies
                                       Ltd.                                                          $  86      $   555   $   641
       4           20           24     SAP AG ADR                                                    $  90      $   517   $   607

                          TOTAL FOR INDUSTRY:  SOFTWARE & SERVICES                                   $ 244      $ 1,247   $ 1,491

                                                 TECHNOLOGY
      15            0           15     Orange S.A.                                                   $ 119      $     0   $   119
       2            0            2     Samsung Electronics Co. Ltd. GDR                              $ 121      $     0   $   121
      27            0           27     United Microelectronics ADR                                   $ 151      $     0   $   151

                          TOTAL FOR INDUSTRY:  TECHNOLOGY                                            $ 391      $     0   $   391

                                                TRANSPORTATION
      41          233          274     British Airways plc                                           $  88      $   507   $   595
      17            0           17     Ryanair Holdings plc                                          $ 155      $     0   $   155
       0           96           96     Rynair Holdings PLC
                                       (Transportation)                                              $   0      $   887   $   887
       4           26           30     Toyota Motor Corp.                                            $ 109      $   633   $   742

                          TOTAL FOR INDUSTRY:  TRANSPORTATION                                        $ 352      $ 2,027   $ 2,379

                                                  UTILITIES
       7           41           48     Endesa S.A. ADR                                               $ 113      $   626   $   739
       0           75           75     Korea Electric Power Corp.
                                       (Utilities)                                                   $   0      $ 1,175   $ 1,175
      24            9           33     Korea Electric Power Corp. ADR                                $ 213      $    78   $   291
       6           35           41     RWE AG                                                        $ 223      $ 1,356   $ 1,579
       2           10           12     Vivendi Environnement                                         $  65      $   391   $   456

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (UNAUDITED)
ACQUIRING FUND: THE HARTFORD INTERNATIONAL OPPORT. FUND
ACQUIRED FUND: FORTIS WORLDWIDE - INTERNATIONAL



       SHARES PAR (HISTORICAL)                                                                   MARKET VALUE AMOUNT (HISTORICAL)
-------------------------------------                                                          -------------------------------------
 ACQUIRED     ACQUIRING                                                                         ACQUIRED    ACQUIRING
   FUND         FUND      COMBINED(1)                                    INTEREST  MATURITY       FUND         FUND       COMBINED
(IN '000'S)  (IN '000'S)  (IN '000'S)               SECURITY               RATE      DATE      (IN '000'S)  (IN '000'S)  (IN '000'S)
-----------  -----------  -----------               --------               ----      ----      -----------  -----------  -----------

                          TOTAL FOR INDUSTRY:  UTILITIES                                          $    614    $   3,626  $  4,240


                          TOTAL FOR SEGMENT:  COMMON STOCK                                        $ 19,685    $ 116,518  $136,203

                                         PREFERRED STOCKS
                                                 COMMUNICATIONS
       8           39           47     Telecomunicacoes Brasileiras
                                       S.A. ADR                                                   $    202    $   1,000  $  1,202



                          TOTAL FOR SEGMENT:  PREFERRED STOCKS                                    $    202    $   1,000  $  1,202

                                         S-T INVESTMENTS
                                                  FINANCE
   1,730            0        1,730     Repurchase Agreement 2.57%
                                       11-01-01                            2.570%  11/01/2001     $  1,730    $       0  $  1,730
       0            0            0     U.S. Bank N.A. Money Market
                                       Variable Rate                                              $      0    $       0  $      0

                          TOTAL FOR INDUSTRY:  FINANCE                                            $  1,730    $       0  $  1,730

                                         REPURCHASE AGREEMENT
       0        4,993        4,993     Joint Repurchase Agreement          2.570%   11/1/01       $      0    $   4,993  $  4,993




                          TOTAL FOR SEGMENT:  S-T INVESTMENTS                                     $  1,730    $   4,993  $  6,723


                          TOTAL FOR FUND:  THE HARTFORD INTERNATIONAL OPPORT. FUND                $ 21,615    $ 122,511  $144,126



1. Management does not anticipate having to sell any securities as a result of the merger.

PROFORMA STATEMENT OF ASSETS AND LIABILITIES
At October 31, 2001 (Unaudited)
FORTIS MONEY FUND (ACQUIRED)                                           FORTIS          HARTFORD
HARTFORD MONEY MARKET FUND (ACQUIRING)                                ACQUIRED         ACQUIRING
                                                                        FUND             FUND
                                                                     10/31/2001       10/31/2001       PROFORMA          PROFORMA
                                                                    (HISTORICAL)     (HISTORICAL)     ADJUSTMENTS        COMBINED
                                                                   --------------   --------------   -------------     ------------
ASSETS
     Investments, at value                                             $209,067        $230,212               0           $439,279
     Cash, receivables and other assets                                     848           3,153               0              4,001
                                                                   --------------   --------------   -------------     ------------
TOTAL ASSETS                                                            209,915         233,365               0            443,280
                                                                   --------------   --------------   -------------     ------------
LIABILITIES
     Income and Cap Gain distribution payable                                19              12               0                 31
     Payable for investment securities purchased                              0           2,985               0              2,985
     Redemptions of capital stock                                             0           7,352               0              7,352
     Accounts payable and accrued expenses                                  195              88               0                283
                                                                   --------------   --------------   -------------     ------------
TOTAL LIABILITIES                                                           214          10,437               0             10,651
                                                                   --------------   --------------   -------------     ------------
NET ASSETS
     Net proceeds of capital stock, par value $.01 per share            209,701         222,928               0            432,629
     Unrealized appreciation (depreciation) of investments
        in securities                                                         0               0               0                  0
     Undistributed net investment income                                      0               0               0                  0
     Accumulated net realized gain from sale of investments                   0               0               0                  0
                                                                   --------------   --------------   -------------     ------------
TOTAL NET ASSETS                                                       $209,701        $222,928               0           $432,629
                                                                   ==============   ==============   =============     ============





OUTSTANDING SHARES
     Class A                                                        202,662,473      86,748,000               0  (a)   289,410,473
     Class B                                                          3,027,374      48,998,000       2,728,681  (a)    54,754,055
     Class C                                                          1,281,979      53,873,000               0  (a)    55,154,979
     Class H                                                          2,728,681               0      (2,728,681) (a)             0
     Class Y                                                                  0      33,309,000               0  (a)    33,309,000
                                                                    209,700,507     222,928,000               0  (a)   432,628,507

NET ASSET VALUE
     Class A                                                              $1.00           $1.00                              $1.00
     Class B                                                              $1.00           $1.00                              $1.00
     Class C                                                              $1.00           $1.00                              $1.00
     Class H                                                              $1.00           $0.00                              $0.00
     Class Y                                                              $0.00           $1.00                              $1.00



(a) Reflects increase (decrease) in shares due to differences in the net asset values of the funds. Fortis Class H will merge to Hartford Class B.

PROFORMA STATEMENT OF OPERATIONS
For the Year Ended October 31, 2001 (Unaudited)
FORTIS MONEY FUND (ACQUIRED)                                       FORTIS          HARTFORD
HARTFORD MONEY MARKET FUND (ACQUIRING)                            ACQUIRED        ACQUIRING
                                                                    FUND             FUND
                                                                  10/31/01         10/31/01         PROFORMA             PROFORMA
                                                                (HISTORICAL)     (HISTORICAL)     ADJUSTMENTS            COMBINED
                                                               --------------   --------------   -------------         ------------
NET INVESTMENT INCOME:
  Income
     Interest Income                                                 $10,162           $6,831               0              $16,993
     Dividend Income                                                       0                0               0                    0
     Fee income                                                            0                0               0                    0
                                                               --------------   --------------   -------------         ------------
  Total Income                                                        10,162            6,831               0               16,993
                                                               --------------   --------------   -------------         ------------
  Expenses:
     Investment advisory and management fees                           1,246              737            (207) (a)           1,776
     Transfer agent fees                                                 187              332             377  (a)             896
     Distribution fees                                                    46              836             718  (a)           1,600
     Registration fees                                                   117               51             (36) (a)             132
     Custodian fees, gross                                                 6                6              (6) (a)               6
     Custodian fees, expense offset                                        0               (1)              0                   (1)
     Accounting services                                                   0               29              42  (a)              71
     Directors' fees and expenses                                         22                0             (22) (a)              (0)
     Other                                                                72               26             (35)                  63
                                                               --------------   --------------   -------------         ------------
  Total expenses (before reimbursements and waivers)                   1,696            2,016             831                4,543
      Expense reimbursements                                               0             (183)           (297)                (480)
      Class A distribution fees waived                                     0              (31)           (101) (a)            (132)
                                                               --------------   --------------   -------------         ------------
  Total expenses, net                                                  1,696            1,802             433                3,931
                                                               --------------   --------------   -------------         ------------
NET INVESTMENT INCOME (LOSS)                                           8,466            5,029            (433)              13,062
                                                               --------------   --------------   -------------         ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain from investments                                       3                3               0                    6
  Net change in unrealized appreciation (depreciation) of
     investments                                                           0                0               0                    0
                                                               --------------   --------------   -------------         ------------
NET GAIN ON INVESTMENTS                                                    3                3               0                    6
                                                               --------------   --------------   -------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $8,469           $5,032           ($433)             $13,068
                                                               ==============   ==============   =============         ============



(a) For further information regarding variations in expense structure, please look to footnotes on expense proforma.

PRO FORMA FOOTNOTES OF MERGER BETWEEN ACQUIRED FUND AND ACQUIRING FUND October 31, 2001 (Unaudited)

1.   GENERAL

The accompanying proforma financial statements are presented to show the effect of the proposed acquisition of Fortis Series Fund, Inc. - Fortis Money Fund (Acquired Fund) by The Hartford Mutual Funds, Inc. - Hartford Money Market Fund (Acquiring Fund) as if such acquisition had taken place as of the close of business on October 31, 2000.

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquired Fund and the Acquiring Fund will be taxed as a tax-free business combination and accordingly will be accounted for by a method of accounting for tax-free mergers of investment companies (sometimes referred to as the pooling without restatement method). The acquisition would be accomplished by an acquisition of the net assets of the Acquired Fund in exchange for shares of the Acquiring Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Acquired Fund and the Acquiring Fund have been combined as of and for the twelve-month period ended October 31, 2001.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedule of investments of the Acquiring Fund, which are included in its annual report dated October 31, 2001.

The following notes refer to the accompanying pro forma financial statements as if the above mentioned acquisition of the Acquired Fund and the Acquiring Fund had taken place as of the close of business on October 31, 2000.

2.   SIGNIFICANT ACCOUNTING POLICIES

The Acquiring Fund is organized under the laws of the State of Maryland, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The Acquiring Fund issues multiple class shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge which is assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price, and declines from 5.00% to zero depending on the period of time the shares are held, and such shares automatically convert to Class A after eight years. Class C shares are sold with a front-end sales charge of up to 1% and a contingent deferred sales charge of up to 1%. Class Y shares are sold to certain eligible institutional investors without a sales charge. All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, except that each class may have different expenses, which may affect performance. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The significant accounting policies followed by the Acquiring Fund are summarized as follows:

SECURITY VALUATION: Short-term securities held in the Acquiring Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. The use of this method results in a constant net asset value of $1.00 under normal market conditions.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income and expenses are recorded on the accrual basis.

JOINT TRADING ACCOUNT: The Acquiring Fund, pursuant to an exemptive order issued by the Securities and Exchange Commission, may transfer uninvested cash balances into a joint trading account (for all Hartford Funds) managed by The Hartford Investment Management Company (HIMCO). These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

REPURCHASE AGREEMENTS: A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. At the time the Acquiring Fund enters into a repurchase agreement, the value of the underlying collateral security (ies), including accrued interest, will be equal to or exceed the value of the repurchase agreement. Securities, which serve to collateralize the repurchase agreement, are held by the Acquiring Fund's custodian in book entry or physical form in the custodial account of the Acquiring Fund. Repurchase agreements are valued at cost plus accrued interest receivable. All repurchase agreements are executed through the Acquiring Fund's custodian, State Street Bank.

FEDERAL INCOME TAXES: The Acquiring Fund intends to qualify, under the Internal Revenue Code, as a regulated investment company, and, if so qualified, will not have to pay federal income taxes to the extent that its taxable net income is distributed. On a calendar year basis, the Acquiring Fund intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes. It is the policy of the Fund to declare daily and pay monthly distributions from net investment income. Distributions from the Fund are not paid on shares until the day following the date on which the shares are issued. The distributions are payable in cash or reinvested in additional shares of the fund at net asset value without any charge to the shareholder.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

ILLIQUID SECURITIES: The Fund is permitted to invest up to 10% of its net assets in illiquid securities. "Illiquid Securities" are those that may not be sold or disposed of in the ordinary course of business, at approximately the price used to determine a Fund's net asset value per share. Each Fund may also purchase certain restricted (unregistered) securities, commonly known as Rule 144A securities, that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Fund's Board of Directors.

PAYMENTS TO RELATED PARTIES: Hartford Investment Financial Services Company (HIFSCO), a wholly owned indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford), is the investment manager for the Acquiring Fund. As investment manager, HIFSCO has overall investment supervisory responsibility for the Acquiring Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Acquiring Fund. HIFSCO has contracted with HIMCO for the provision of day to day investment management services in accordance with the Fund's investment objective and policies. The Acquiring Fund pays a fee to HIFSCO, a portion of which may be used to compensate HIMCO. The Acquiring Fund's investment advisory and management fees are computed at an annual rate of .50% of the first $500 million of average daily net assets, .45% for the next $500 million, and .40% for average daily net assets over $1 billion.

In addition to the investment advisory and management fee, Classes A, B and C pay HIFSCO (the Acquiring Fund's principal underwriter) distribution fees equal to .35% of average daily net assets for Class A and 1.00% of average daily net assets for Classes B and C on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. The Class A Rule 12b-1 fee for the Acquiring Fund has been voluntarily capped at .30% through at least February 28, 2003. The cap may be removed at any time thereafter. There is no distribution plan for Class Y Shares.

Allocable expenses incurred by The Hartford Funds (including the Acquiring Fund) are allocated to each Hartford Fund (including the Acquiring Fund) in proportion to the average daily net assets of each Hartford Fund (including the Acquiring
Fund), except where allocation of certain expenses is more fairly made directly to a specific Fund (including the Acquiring Fund) or to specific classes within in a Fund (including the Acquiring Fund). The Hartford has voluntarily agreed to limit the total operating expense of the Class A, B, C and Y shares of the Acquiring Fund, exclusive of taxes, interest, brokerage commissions, certain distribution expenses and extraordinary expenses, until at least February 28, 2003. For Class A the limit is 1.00%, Classes B and C the limit is 1.70% and for Class Y the limit is .55%. The Hartford may terminate such voluntary and temporary fee waivers and expense limitation arrangements at any time after February 28, 2003 without notice.

The Hartford and its subsidiaries provide facilities and office equipment, as well as perform certain other services, including fund accounting and financial reporting to the Acquiring Fund. Certain officers of the Acquiring Fund are directors and/or officers of HIFSCO, HIMCO and/or The Hartford or its subsidiaries. No officer of the Funds receives any compensation directly from the Acquiring Fund.

For the twelve-month period ended October 31, 2001, legal fees and expenses of the Acquired Fund were paid to a law firm of which the secretary of the fund is a partner.

The Acquiring Fund has entered into certain expense offset arrangements with its Custodian bank. The amount of the Acquiring Fund's expense reductions is shown on the accompanying Statement of Operations as custodian fee expense offset.

LINE OF CREDIT: The Acquiring Fund participates in a $500,000,000 committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the Acquiring Fund is required to own securities having a market value in excess of 300% of the total bank borrowing. The interest rate on the borrowing varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment, which has not been utilized.

3.   PRO FORMA ADJUSTMENTS

The accompanying pro forma financial statements reflect changes in fund shares as if the merger had taken place on October 31, 2001, and adjustments made to expenses for duplicated services that would not have been incurred if the merger had taken place as of the close of business on October 31, 2000.

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD MONEY MARKET FUND  ACQUIRED FUND: FORTIS MONEY FUND



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED  ACQUIRING
  FUND          FUND      COMBINED(1)                                                                  FUND      FUND     COMBINED
  (IN           (IN           (IN                                              INTEREST   MATURITY      (IN       (IN        (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE       DATE      '000'S)    '000'S)   '000'S)
------------------------------------------------------------------------------------------------------------------------------------
                                        CORPORATE BONDS
    0           2,000         2,000    "Cargill, Inc."                           2.570%     1/14/02     $0     $2,000     $2,000
    0           2,000         2,000    "Caterpillar Financial Services, Inc."    3.633%     2/28/02     $0     $2,001     $2,001
    0           3,000         3,000    "Goldman Sachs Group, Inc. (The)"         2.820%    12/27/01     $0     $3,001     $3,001
    0           1,000         1,000    "Merrill Lynch & Co., Inc."               2.360%     1/28/02     $0     $1,000     $1,000
    0           1,000         1,000    "Morgan (J.P.) Chase & Co., Inc."         2.510%     1/28/02     $0     $1,001     $1,001
    0           5,000         5,000    American Honda Finance Corp.              3.630%      2/8/02     $0     $5,000     $5,000
    0           2,000         2,000    Australia and New Zealand Banking Group   3.360%    12/13/01     $0     $2,000     $2,000
    0           1,000         1,000    Bank of America Corp.                     3.745%     2/11/02     $0     $1,000     $1,000
    0           3,000         3,000    Bank One Corp.                            3.125%    12/20/01     $0     $3,000     $3,000
    0           2,000         2,000    Chase Manhattan Corp.                     2.486%     4/23/02     $0     $2,002     $2,002
    0           1,000         1,000    Citicorp                                  3.898%     2/21/02     $0     $1,001     $1,001
    0           2,000         2,000    First Union National Bank                 3.558%    11/21/01     $0     $2,000     $2,000
    0           2,500         2,500    Fleet National Bank                       3.804%      2/1/02     $0     $2,501     $2,501
    0           2,500         2,500    General Motors Acceptance Corp.           3.620%    12/10/01     $0     $2,500     $2,500
    0           2,000         2,000    Hewlett-Packard Co.                       2.556%    10/15/02     $0     $2,000     $2,000
    0           3,000         3,000    International Business Machines Corp.     2.180%    12/12/01     $0     $2,993     $2,993
    0           2,000         2,000    John Deere Capital Corp.                  2.380%     1/14/02     $0     $2,000     $2,000
    0           2,500         2,500    Morgan Stanley Dean Witter & Co.          3.330%    12/17/01     $0     $2,501     $2,501
    0           2,500         2,500    PNC Bank                                  2.415%     1/24/02     $0     $2,501     $2,501
    0           2,000         2,000    Salomon Smith Barney                      2.493%     7/24/02     $0     $2,003     $2,003
    0           4,000         4,000    Toyota Motor Credit Corp.                 2.370%    10/11/02     $0     $3,999     $3,999

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD MONEY MARKET FUND  ACQUIRED FUND: FORTIS MONEY FUND



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED  ACQUIRING
  FUND          FUND      COMBINED(1)                                                                  FUND       FUND     COMBINED
  (IN           (IN           (IN                                              INTEREST   MATURITY     (IN        (IN         (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE      DATE       '000'S)   '000'S)     '000'S)
------------------------------------------------------------------------------------------------------------------------------------
   0          4,000          4,000      Unilever                                2.473%    10/24/02     $0         $4,004     $4,004
   0          1,000          1,000      Wells Fargo & Co.                       2.430%     4/26/02     $0         $1,001     $1,001

                                        TOTAL FOR INDUSTRY:                                            $0        $53,009    $53,009

                                        TOTAL FOR SEGMENT: CORPORATE BONDS                             $0        $53,009    $53,009

                                                S-T INVESTMENTS

   0          3,500          3,500      "Anheuser-Busch Cos., Inc."             3.680%      4/3/02     $0         $3,441     $3,441
   0          3,000          3,000      "Caterpillar Financial Services, Inc."  2.390%    11/28/01     $0         $2,995     $2,995
   0          1,500          1,500      "Gannett Co., Inc."                     2.490%    11/13/01     $0         $1,499     $1,499
   0          2,000          2,000      "Goldman Sachs Group, Inc. (The)"       2.400%    11/20/01     $0         $1,997     $1,997
   0          5,000          5,000      "Honeywell International, Inc."         2.670%    11/26/01     $0         $4,991     $4,991
   0          3,500          3,500      "KFW International Finance, Inc."       2.800%      3/7/02     $0         $3,460     $3,460
   0          5,000          5,000      "Merck & Co., Inc."                     2.330%    12/11/01     $0         $4,987     $4,987
   0          3,500          3,500      "Nordea North America, Inc."            2.760%     3/19/02     $0         $3,463     $3,463
   0          3,000          3,000      "Nordea North America, Inc."            3.320%     11/6/01     $0         $2,999     $2,999
   0          3,000          3,000      "Pfizer, Inc."                          2.050%     1/23/02     $0         $2,986     $2,986
   0          2,000          2,000      "Pfizer, Inc."                          2.450%    11/28/01     $0         $1,996     $1,996
   0          5,000          5,000      "SBC Communications, Inc."              3.520%     11/8/01     $0         $4,993     $4,993
   0          5,000          5,000      "Svenska Handelsbanken, Inc."           2.420%      3/6/02     $0         $4,954     $4,954
   0          1,000          1,000      "Texeco, Inc."                          3.537%      9/9/02     $0         $1,000     $1,000
   0          5,000          5,000      "Texeco, Inc."                          2.510%    11/13/01     $0         $4,992     $4,992
   0          5,000          5,000      "UBS Finance (Delaware), Inc."          2.700%    12/18/01     $0         $4,980     $4,980

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD MONEY MARKET FUND  ACQUIRED FUND: FORTIS MONEY FUND



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED  ACQUIRING
  FUND          FUND      COMBINED(1)                                                                  FUND      FUND     COMBINED
  (IN           (IN           (IN                                              INTEREST   MATURITY     (IN       (IN         (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE      DATE      '000'S)    '000'S)    '000'S)
------------------------------------------------------------------------------------------------------------------------------------
 0              5,000         5,000     "Wal-Mart Stores, Inc."                 2.430%     11/2/01     $0       $4,999     $4,999
 0              3,000         3,000     Abbey National North America Corp.      2.390%      2/5/02     $0       $2,981     $2,981
 0              1,500         1,500     American Express Credit Corp.           3.300%     11/7/01     $0       $1,499     $1,499
 0              3,500         3,500     American Express Credit Corp.           2.350%     1/28/02     $0       $3,468     $3,468
 0              3,000         3,000     Bradford & Bingley Building PLC         2.080%     1/28/02     $0       $2,985     $2,985
 0              1,500         1,500     Bradford & Bingley Building PLC         2.460%    11/29/01     $0       $1,497     $1,497
 0              5,000         5,000     Coca-Cola Co. (The)                     2.290%     12/4/01     $0       $4,990     $4,990
 0              5,000         5,000     Federal Home Loan Mortgage Corp.        3.670%     3/15/02     $0       $4,929     $4,929
 0              1,500         1,500     Federal National Mortgage Association   3.740%     3/22/02     $0       $1,478     $1,478
 0              1,500         1,500     Ford Motor Credit Co.                   2.800%    11/14/01     $0       $1,498     $1,498
 0              3,500         3,500     General Electric Capital Corp.          4.650%    11/19/01     $0       $3,496     $3,496
 0              1,500         1,500     General Electric Capital Corp.          2.960%     4/10/02     $0       $1,480     $1,480
 0              2,500         2,500     General Motors Acceptance Corp.         2.850%     12/4/01     $0       $2,493     $2,493
 0              5,000         5,000     Gillette Co. (The)                      2.050%     1/26/02     $0       $4,967     $4,967
 0              5,000         5,000     Halifax PLC                             2.440%    12/27/01     $0       $4,981     $4,981
 0              3,000         3,000     International Lease Financing Corp.     2.380%    11/19/01     $0       $2,996     $2,996
 0             30,023        30,023     Joint Repurchase Agreement              2.567%     11/1/01     $0       30,023     30,023
 0              3,000         3,000     Monsanto Co.                            2.340%    12/10/01     $0       $2,992     $2,992
 0              3,500         3,500     Nationwide Building Society             3.300%    11/13/01     $0       $3,496     $3,496
 0              2,000         2,000     Salomon Smith Barney                    2.370%     12/3/01     $0       $1,996     $1,996
 0              4,000         4,000     State Street Corp.                      2.280%     12/3/01     $0       $3,992     $3,992
 0              1,000         1,000     Swedbank                                3.490%     4/29/02     $0         $983       $983
 0              3,500         3,500     Toronto-Dominion Holdings Corp.         3.650%     4/11/02     $0       $3,443     $3,443

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD MONEY MARKET FUND  ACQUIRED FUND: FORTIS MONEY FUND



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED  ACQUIRING
  FUND          FUND      COMBINED(1)                                                                  FUND      FUND     COMBINED
  (IN           (IN           (IN                                              INTEREST   MATURITY     (IN       (IN        (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE      DATE       '000'S)   '000'S)    '000'S)
------------------------------------------------------------------------------------------------------------------------------------
    0         1,500           1,500     Toronto-Dominion Holdings Corp.         2.510%     11/27/01      $0     $1,497       $1,497
    0         1,000           1,000     Toyota Motor Credit Corp.               2.430%     11/16/01      $0       $999         $999
    0         5,000           5,000     United Technologies Corp.               2.850%      3/22/02      $0     $4,943       $4,943
    0         5,000           5,000     Verizon Global Funding                  2.300%       1/7/02      $0     $4,954       $4,954
    0         2,500           2,500     Walt Disney Co.                         3.570%       3/8/02      $0     $2,469       $2,469
    0         2,000           2,000     Walt Disney Co.                         2.810%      11/5/01      $0     $1,999       $1,999
    0         1,000           1,000     Washington Post Co.                     2.700%     12/14/01      $0       $997         $997
    0         3,000           3,000     Well Fargo & Co.                        2.360%     11/13/01      $0     $2,998       $2,998
    0         3,000           3,000     Westpac Capitol Corp.                   3.700%       4/5/02      $0     $2,952       $2,952

                                        TOTAL FOR INDUSTRY:                                              $0   $177,203     $177,203

                                        BASIC MATERIALS
5,000             0           5,000     Pfizer Inc.                             2.290%   12/14/2001  $4,980         $0       $4,980
1,000             0           1,000     Pfizer, Inc.                            2.450%   11/28/2001    $996         $0         $996

                                        TOTAL FOR INDUSTRY:
                                          BASIC MATERIALS                                            $5,976         $0       $5,976

                                                          CAPITAL GOODS
6,000             0                  6,000  Honeywell International             2.670%   11/26/2001  $5,973         $0       $5,973
6,000             0                  6,000  IBM Corp.                           2.180%   12/12/2001  $5,984         $0       $5,984
6,000             0                  6,000  Textron, Inc.                       2.450%   12/19/2001  $5,964         $0       $5,964
1,000             0                  1,000  United Technologies Corp.           2.500%   04/22/2002    $985         $0         $985
5,000             0                  5,000  United Technologies Corp.           2.850%   03/22/2002  $4,926         $0       $4,926

                                            TOTAL FOR INDUSTRY:  CAPITAL GOODS                      $23,832         $0      $23,832

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD MONEY MARKET FUND  ACQUIRED FUND: FORTIS MONEY FUND



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED   ACQUIRING
  FUND          FUND       COMBINED(1)                                                                 FUND       FUND     COMBINED
  (IN           (IN           (IN                                               INTEREST   MATURITY    (IN        (IN        (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE      DATE      '000'S)     '000'S)    '000'S)
------------------------------------------------------------------------------------------------------------------------------------
                                             CONSUMER CYCLICAL
6,000          0             6,000     7 Eleven Inc.                             2.180%   12/13/2001   $5,984    $0          $5,984
1,000          0             1,000     American Honda Finance Corp.              2.420%   11/08/2001     $997    $0            $997
1,000          0             1,000     Ford Motor Credit Co.                     2.800%   11/14/2001     $997    $0            $997
6,000          0             6,000     General Motors Acceptance Corp.           2.850%   12/04/2001   $5,970    $0          $5,970
1,000          0             1,000     Gillette Co.                              2.960%   03/13/2002     $985    $0            $985
2,000          0             2,000     Hewlett-Packard Co., Floater, 10-15-2002           10/15/2002   $2,000    $0          $2,000
5,000          0             5,000     Wal-mart                                  2.390%   11/05/2001   $4,997    $0          $4,997

                                       TOTAL FOR INDUSTRY:  CONSUMER CYCLICAL                         $21,930    $0         $21,930

                                                     CONSUMER STAPLES
2,500          0             2,500     Anheuser Busch Companies, Inc.            3.560%   05/06/2002   $2,430    $0          $2,430
2,500          0             2,500     Anheuser Busch Companies, Inc.            3.680%   04/03/2002   $2,432    $0          $2,432
5,000          0             5,000     Unilever N.V., Floating Rate, 10-24-2002           10/24/2002   $5,007    $0          $5,007

                                       TOTAL FOR INDUSTRY:  CONSUMER STAPLES                           $9,869    $0          $9,869

                                                  ENERGY
5,000          0             5,000     Texaco, Inc. FRN                                   09/09/2002   $5,000    $0          $5,000


                                                  FINANCE
5,000          0             5,000     American Express Credit Corp.             3.300%   11/07/2001   $4,973    $0          $4,973
1,000          0             1,000     American Express Credit Corp.             2.960%   04/22/2002     $982    $0            $982
5,000          0             5,000     American Honda Finance FRN                         10/09/2002   $5,000    $0          $5,000

PROFORMA SCHEDULE OF INVESTMENTS              AS OF OCTOBER 31, 2001 (Unaudited)
ACQUIRING FUND: THE HARTFORD MONEY MARKET FUND  ACQUIRED FUND: FORTIS MONEY FUND



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED   ACQUIRING
  FUND          FUND       COMBINED(1)                                                                 FUND       FUND     COMBINED
  (IN           (IN           (IN                                               INTEREST   MATURITY     (IN       (IN        (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE      DATE       '000'S)    '000'S)    '000'S)
------------------------------------------------------------------------------------------------------------------------------------
6,000           0            6,000     ANZ Delaware Inc.                         2.270%   11/20/2001  $5,989      $0       $5,989
5,000           0            5,000     Bank One Corp., FRN                                01/07/2002  $5,002      $0       $5,002
1,000           0            1,000     Bradford & Bingley plc                    2.460%   11/29/2001    $995      $0         $995
5,000           0            5,000     Bradford & Bingley Plc.                   2.220%   12/17/2001  $4,983      $0       $4,983
4,000           0            4,000     Caterpillar Financial Services.           2.390%   11/28/2001  $3,989      $0       $3,989
5,000           0            5,000     Chase Manhattan Corp., FRN                         04/23/2002  $5,004      $0       $5,004
1,000           0            1,000     FHLMC                                     3.680%   03/28/2002    $972      $0         $972
4,000           0            4,000     FHLMC                                     3.670%   03/15/2002  $3,894      $0       $3,894
1,000           0            1,000     FHLMC                                     3.750%   03/27/2002    $972      $0         $972
5,000           0            5,000     Fleet National Bank FRN                            02/01/2002  $5,002      $0       $5,002
1,000           0            1,000     FNMA                                      3.740%   03/22/2002    $972      $0         $972
5,000           0            5,000     General Electric Capital Corp.            3.450%   11/02/2001  $4,972      $0       $4,972
1,000           0            1,000     General Electric Capital Corp.            2.960%   04/10/2002    $983      $0         $983
2,000           0            2,000     Goldman Sachs Group, Inc.                 2.400%   11/20/2001  $1,992      $0       $1,992
4,000           0            4,000     Goldman Sachs Group, Inc. FRN             3.741%   08/21/2002  $4,005      $0       $4,005
6,000           0            6,000     Halifax plc                               2.440%   12/27/2001  $5,962      $0       $5,962
6,000           0            6,000     International Lease Finance Corp.         2.380%   11/19/2001  $5,976      $0       $5,976
5,000           0            5,000     KFW International Finance, Inc.           3.680%   04/05/2002  $4,863      $0       $4,863
5,000           0            5,000     Nordea North America, Inc.                2.800%   02/28/2002  $4,936      $0       $4,936
4,098           0            4,098     Repurchase Agreement 2.56% 11-01-01       2.560%   11/01/2001  $4,098      $0       $4,098
1,000           0            1,000     Salomon Smith Barney Hld                  2.370%   12/03/2001    $996      $0         $996
5,000           0            5,000     Salomon Smith Barney Holdings FRN                  07/24/2002  $5,007      $0       $5,007
5,000           0            5,000     State Street Corp.                        2.280%   12/03/2001  $4,987      $0       $4,987

Proforma Schedule of Investments              as of October 31, 2001 (Unaudited)
Acquiring Fund: The Hartford Money              Acquired Fund: Fortis Money Fund
Market Fund



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                               ACQUIRED   ACQUIRING
  FUND          FUND      COMBINED(1)                                                                   FUND       FUND     COMBINED
  (IN           (IN           (IN                                               INTEREST   MATURITY     (IN        (IN        (IN
'000'S)       '000'S)       '000'S)               SECURITY                       RATE      DATE       '000'S)     '000'S)    '000'S)
------------------------------------------------------------------------------------------------------------------------------------
1,000         0              1,000     Svenska Handelsbanken, Inc.                3.350%  03/08/2002      $983        $0      $983
1,000         0              1,000     Svenska Handelsbanken, Inc.                2.420%  03/06/2002      $989        $0       $989
4,000         0              4,000     Svenska Handelsbanken, Inc.                3.520%  11/02/2001    $3,966        $0     $3,966
5,000         0              5,000     Swedbank                                   2.340%  12/05/2001    $4,980        $0     $4,980
1,000         0              1,000     Swedbank, Inc.                             2.350%  11/21/2001      $996        $0       $996
5,000         0              5,000     Toronto Dominion Holdings USA, Inc.        3.650%  04/11/2002    $4,864        $0     $4,864
1,000         0              1,000     Toronto Dominion Holdings USA, Inc.        2.510%  11/27/2001      $996        $0       $996
5,000         0              5,000     Toyota Motor Credit Corp., Floating Rate           10/11/2002    $4,999        $0     $4,999
                                         Note
    2         0                  2     U.S. Bank N.A. Money Market Variable Rate                            $2        $0         $2
1,000         0              1,000     UBS Finance (Delaware), Inc.               2.700%  12/18/2001      $993        $0       $993
5,000         0              5,000     Westpac Capital Corp.                      3.700%  04/05/2002    $4,862        $0     $4,862

                                       TOTAL FOR INDUSTRY:  FINANCE                                   $126,136        $0   $126,136

                                             TECHNOLOGY
1,000         0              1,000     SBC Communications, Inc.                   2.450%  12/19/2001      $994        $0       $994
5,000         0              5,000     SBC Communications, Inc.                   3.520%  11/08/2001    $4,955        $0     $4,955
5,000         0              5,000     Verizon Global Funding                     2.300%  01/14/2002    $4,970        $0     $4,970
1,000         0              1,000     Verizon Global Funding Corp.               2.500%  04/30/2002      $985        $0       $985
1,000         0              1,000     Walt Disney Co                             2.810%  11/05/2001      $998        $0       $998
3,500         0              3,500     Walt Disney Co.                            3.570%  03/08/2002    $3,422        $0     $3,422

                                       TOTAL FOR INDUSTRY:  TECHNOLOGY                                 $16,324        $0    $16,324

                                       TOTAL FOR SEGMENT:  S-T INVESTMENTS                            $209,067  $177,203   $386,270

Proforma Schedule of Investments              as of October 31, 2001 (Unaudited)
Acquiring Fund: The Hartford Money              Acquired Fund: Fortis Money Fund
Market Fund



       SHARES PAR(HISTORICAL)                                                                       MARKET VALUE AMOUNT(HISTORICAL)
------------------------------------                                                               ---------------------------------
ACQUIRED      ACQUIRING                                                                              ACQUIRED  ACQUIRING
  FUND          FUND        COMBINED(1)                                                                FUND       FUND     COMBINED
  (IN           (IN            (IN                                              INTEREST   MATURITY     (IN        (IN        (IN
'000'S)       '000'S)        '000'S)              SECURITY                       RATE      DATE       '000'S)     '000'S)    '000'S)
------------------------------------------------------------------------------------------------------------------------------------

                                         TOTAL FOR FUND:
                                           THE HARTFORD MONEY MARKET FUND                            $209,067    $230,212   $439,279



1. Management does not anticipate having to sell any securities as a result of the merger.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

         Incorporated herein by reference to Article V of the Articles of Incorporation filed with the Registrant's initial registration statement on April 9, 1996.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim is made for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS.

                  (1)      Articles of Incorporation (a)

                  (2)      By-Laws (a)

                  (3)      Not applicable

                  (4) Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement included in Part A of this Registration Statement on Form N-14

                  (5)      See (1) above

                  (6a)     Form of Investment Advisory Agreement (a)

                  (6b)     Form of Sub-Advisory Agreement (a)

                  (6c) Investment Management Agreement with Hartford Investment Financial Services Company (c)

                  (6d) Investment Sub-Advisory Agreement with Wellington Management Company LLP (c)

                  (6e) Investment Services Agreement with The Hartford Investment Management Company (c)

                  (6f) Form of Amendment Number 1 to Investment Management Agreement (d)

                  (6g) Form of Amendment Number 1 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (d)

                  (6h) Form of Amendment Number 2 to Investment Management Agreement (e)

                  (6i) Form of Amendment Number 2 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (e)

                  (6j) Form of Amendment Number 1 to Investment Services Agreement with The Hartford Investment Management Company (g)

                  (6k) Form of Amendment Number 3 to Investment Management Agreement (g)

                  (6l) Form of Amendment Number 3 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (g)

                  (6m) Form of Amendment Number 4 to Investment Management Agreement (h)

                  (6n) Form of Amendment Number 4 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (h)

                  (6o) Form of Amendment Number 5 to Investment Management Agreement (i)

                  (6p) Form of Amendment Number 5 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (i)

                  (6q) Form of Amendment Number 6 to Investment Management Agreement (j)

                  (6r) Form of Amendment Number 6 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP (j)

                  (7a)     Form of Principal Underwriting Agreement (a)

                  (7b)     Form of Dealer Agreement with the Distributor (b)

                  (7c) Form of Amendment Number 1 to Principal Underwriting Agreement (d)

                  (7d) Form of Amendment Number 2 to Principal Underwriting Agreement (e)

                  (7e) Form of Amendment Number 3 to Principal Underwriting Agreement (g)

                  (7f) Form of Amendment Number 4 to Principal Underwriting Agreement (h)

                  (7g) Form of Amendment Number 5 to Principal Underwriting Agreement (i)

                  (7h) Form of Amendment Number 6 to Principal Underwriting Agreement (j)

                  (8)      Not applicable

                  (9a)     Form of Custodian Agreement (b)

                  (9b)     Form of Amendment Number 1 to Custodian Agreement (d)

                  (9c)     Form of Amendment Number 2 to Custodian Agreement (e)

                  (9d)     Form of Amendment Number 3 to Custodian Agreement (g)

                  (9e)     Form of Amendment Number 4 to Custodian Agreement (h)

                  (9f)     Form of Letter Amendment to Custodian Agreement (i)

                  (9g)     Form of Letter Amendment to Custodian Agreement (j)

                  (10a) Form of Rule 12b-1 Distribution Plan for Class A Shares (a)

                  (10b) Form of Rule 12b-1 Distribution Plan for Class B Shares (a)

                  (10c) Form of Rule 12b-1 Distribution Plan for Class C Shares (f)

                  (10d) Form of Amended Rule 12b-1 Distribution Plan for Class A Shares (d)

                  (10e) Form of Amended Rule 12b-1 Distribution Plan for Class B Shares (d)

                  (10f) Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (e)

                  (10g) Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (e)

                  (10h) Form of Amendment Number 2 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (g)

                  (10i) Form of Amendment Number 2 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (g)

                  (10j) Form of Amendment Number 1 to Rule 12b-1 Distribution Plan for Class C Shares (g)

                  (10k) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (h)

                  (10l) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (h)

                  (10m) Form of Amendment Number 2 to Rule 12b-1 Distribution Plan for Class C Shares (h)

                  (10n) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (i)

                  (10o) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (i)

                  (10p) Form of Amendment Number 3 to Rule 12b-1 Distribution Plan for Class C Shares (i)

                  (10q) Form of Amendment Number 5 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares (j)

                  (10r) Form of Amendment Number 5 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares (j)

                  (10s) Form of Amendment Number 4 to Rule 12b-1 Distribution Plan for Class C Shares (j)

                  (10t)    Form of Rule 18f-3 Plan (a)

                  (10u)    Form of Amended Rule 18f-3 Plan (d)

                  (10v) Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan (e)

                  (10w) Form of Amended and Restated Rule 18f-3 Plan to Add Class C Shares (f)

                  (10x) Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (g)

                  (10y) Form of Amendment Number 2 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (h)

                  (10z) Form of Amendment Number 3 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (i)

                  (10aa) Form of Amendment Number 4 to Amended and Restated Rule 18f-3 Plan which added Class C Shares (j)


                  (11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (k).


                  (12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters (to be filed by amendment).

                  (13)     Not applicable.

                  (14a)    Consent of Arthur Andersen LLP (filed herewith).

                  (14b)    Consent of KPMG LLP (filed herewith).

                  (15)     Not applicable.


                  (16)     Power of attorney (k).

                  (17)     Form of proxy card (k).


----------
(a) Incorporated herein by reference to Registrant's Initial Registration Statement filed on April 9, 1996.

(b) Incorporated herein by reference to Registrant's Pre-Effective Amendment #1 filed on June 27, 1996.

(c) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 filed on June 20, 1997.

(d) Incorporated herein by reference to Registrant's Post-Effective Amendment #4 filed on October 16, 1997.

(e) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 filed on February 6, 1998.

(f) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 filed on May 13, 1998.

(g) Incorporated herein by reference to Registrant's Post-Effective Amendment #9 filed on July 15, 1998.

(h) Incorporated herein by reference to Registrant's Post-Effective Amendment #13 filed on February 2, 2000.

(i) Incorporated herein by reference to Registrant's Post-Effective Amendment #16 filed on August 10, 2000.

(j) Incorporated herein by reference to Registrant's Post-Effective Amendment #17 filed on February 14, 2001.


(k) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed on November 9, 2001.


ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Hartford, and the state of Connecticut on the 19th day of December, 2001.


                                            THE HARTFORD MUTUAL FUNDS, INC.

                                            By:    David M. Znamierowski*
                                                   Its:  President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                     Title
---------                     -----
David M. Znamierowski*        President
                              (Chief Executive Officer
                              & Director)

George R. Jay*                Controller & Treasurer
                              (Chief Accounting Officer &
                              Chief Financial Officer)

Winifred E. Coleman*          Director

Duane E. Hill*                Director

William A. O'Neil*            Director

Millard H. Pryor, Jr.*        Director

Lowndes A. Smith*             Director

John K. Springer*             Director



/s/ Kevin J. Carr                                      Dated: December 19, 2001
------------------------
* By Kevin J. Carr
  Attorney-in-fact